================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                           MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-2668

                        Oppenheimer AMT-Free Municipals
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices)  (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: July 31

                      Date of reporting period: 04/29/2011

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

  PRINCIPAL
    AMOUNT                                                                                 COUPON       MATURITY        VALUE
--------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES-116.7%
ALABAMA-1.1%
$     30,000  AL 21st Century Authority Tobacco Settlement(1)                                5.500%    12/01/2021    $    29,270
--------------------------------------------------------------------------------------------------------------------------------
      15,000  AL HFA (Pelican)(1)                                                            6.550     03/20/2030         15,001
--------------------------------------------------------------------------------------------------------------------------------
   1,250,000  AL Space Science Exhibit Finance Authority(1)                                  6.000     10/01/2025        997,150
--------------------------------------------------------------------------------------------------------------------------------
   3,000,000  Birmingham, AL Baptist Medical Centers (Baptist Health System)(1)              5.250     11/15/2020      2,960,100
--------------------------------------------------------------------------------------------------------------------------------
      35,000  Birmingham, AL Baptist Medical Centers (Baptist Health System)(1)              5.625     11/15/2015         35,693
--------------------------------------------------------------------------------------------------------------------------------
      15,000  Birmingham, AL Baptist Medical Centers (Baptist Health System)(1)              5.875     11/15/2024         14,786
--------------------------------------------------------------------------------------------------------------------------------
     410,000  Birmingham, AL Private Educational Building Authority (Birmingham-Southern
              College)                                                                       6.125     12/01/2025        309,812
--------------------------------------------------------------------------------------------------------------------------------
      65,000  Birmingham, AL Special Care Facilities (Children's Hospital of Alabama)(1)     5.500     06/01/2022         65,042
--------------------------------------------------------------------------------------------------------------------------------
      90,000  Birmingham, AL Special Care Facilities Financing Authority (Daughters of
              Charity)(1)                                                                    5.000     11/01/2025         90,291
--------------------------------------------------------------------------------------------------------------------------------
     230,000  Cooperative District, AL Fort Deposit(1)                                       6.000     02/01/2036        161,626
--------------------------------------------------------------------------------------------------------------------------------
   3,500,000  Cullman County, AL Health Care Authority (Cullman Regional Medical
              Center)(1)                                                                     6.750     02/01/2029      3,260,355
--------------------------------------------------------------------------------------------------------------------------------
   6,250,000  Cullman County, AL Health Care Authority (Cullman Regional Medical
              Center)(1)                                                                     7.000     02/01/2036      5,840,000
--------------------------------------------------------------------------------------------------------------------------------
     265,000  Greater Montgomery, AL Educational Building Authority (Huntingdon
              College)(1)                                                                    5.100     05/01/2016        268,313
--------------------------------------------------------------------------------------------------------------------------------
      10,000  Jefferson County, AL Sewer                                                     4.500     02/01/2012          6,502
--------------------------------------------------------------------------------------------------------------------------------
     100,000  Jefferson County, AL Sewer                                                     5.000     02/01/2018         61,157
--------------------------------------------------------------------------------------------------------------------------------
     150,000  Jefferson County, AL Sewer                                                     5.000     02/01/2020         91,785
--------------------------------------------------------------------------------------------------------------------------------
   4,060,000  Jefferson County, AL Sewer                                                     5.375     02/01/2027      2,487,440
--------------------------------------------------------------------------------------------------------------------------------
      35,000  Jefferson County, AL Sewer                                                     5.625     02/01/2018         21,403
--------------------------------------------------------------------------------------------------------------------------------
     280,000  Jefferson County, AL Sewer                                                     5.625     02/01/2022        171,391
--------------------------------------------------------------------------------------------------------------------------------
   1,950,000  Tuscaloosa, AL Educational Building Authority (Stillman College)(1)            5.000     06/01/2026      1,588,451
--------------------------------------------------------------------------------------------------------------------------------
   5,000,000  Tuscaloosa, AL Educational Building Authority (Stillman College)(1)            5.250     06/01/2037      3,742,150
                                                                                                                     -----------
                                                                                                                      22,217,718
ALASKA-1.8%
      10,000  AK HFC(1)                                                                      5.200     06/01/2021         10,008
--------------------------------------------------------------------------------------------------------------------------------
   8,000,000  AK HFC, Series A(2)                                                            5.000     12/01/2033      7,903,600
--------------------------------------------------------------------------------------------------------------------------------
     750,000  AK Industrial Devel. & Export Authority (Anchorage Sportsplex/Grace
              Community Church Obligated Group)(3)                                           6.150     08/01/2031        215,580
--------------------------------------------------------------------------------------------------------------------------------
     600,000  AK Industrial Devel. & Export Authority Community Provider (Boys & Girls
              Home)                                                                          5.875     12/01/2027        322,560
--------------------------------------------------------------------------------------------------------------------------------
  29,090,000  AK Northern Tobacco Securitization Corp. (TASC)(1)                             5.000     06/01/2032     20,175,079
--------------------------------------------------------------------------------------------------------------------------------
  11,005,000  AK Northern Tobacco Securitization Corp. (TASC)(1)                             5.000     06/01/2046      6,551,937
                                                                                                                     -----------
                                                                                                                      35,178,764

ARIZONA-3.9%
     950,000  Buckeye, AZ Watson Road Community Facilities District(1)                       5.750     07/01/2022        809,562
--------------------------------------------------------------------------------------------------------------------------------

1 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

  PRINCIPAL
    AMOUNT                                                                                 COUPON       MATURITY        VALUE
--------------------------------------------------------------------------------------------------------------------------------
ARIZONA CONTINUED
--------------------------------------------------------------------------------------------------------------------------------
$  1,351,000  Buckeye, AZ Watson Road Community Facilities District(1)                       6.000%    07/01/2030    $ 1,055,172
--------------------------------------------------------------------------------------------------------------------------------
     200,000  Centerra, AZ Community Facilities District(1)                                  5.150     07/15/2031        144,994
--------------------------------------------------------------------------------------------------------------------------------
     365,950  Central AZ Irrigation & Drain District, Series A                               6.000     06/01/2013        366,539
--------------------------------------------------------------------------------------------------------------------------------
     305,000  Estrella Mountain Ranch, AZ Community Facilities District(1)                   5.450     07/15/2021        282,625
--------------------------------------------------------------------------------------------------------------------------------
     200,000  Estrella Mountain Ranch, AZ Community Facilities District(1)                   5.625     07/15/2025        177,944
--------------------------------------------------------------------------------------------------------------------------------
     450,000  Estrella Mountain Ranch, AZ Community Facilities District(1)                   5.800     07/15/2030        387,014
--------------------------------------------------------------------------------------------------------------------------------
   1,015,000  Estrella Mountain Ranch, AZ Community Facilities District(1)                   5.900     07/15/2022        959,216
--------------------------------------------------------------------------------------------------------------------------------
     330,000  Estrella Mountain Ranch, AZ Community Facilities District(1)                   6.125     07/15/2027        302,528
--------------------------------------------------------------------------------------------------------------------------------
     500,000  Estrella Mountain Ranch, AZ Community Facilities District(1)                   6.200     07/15/2032        444,495
--------------------------------------------------------------------------------------------------------------------------------
     485,000  Festival Ranch, AZ Community Facilities District(1)                            5.750     07/01/2032        375,259
--------------------------------------------------------------------------------------------------------------------------------
     595,000  Festival Ranch, AZ Community Facilities District(1)                            5.800     07/15/2032        534,137
--------------------------------------------------------------------------------------------------------------------------------
     250,000  Gladden Farms, AZ Community Facilities District(1)                             5.500     07/15/2031        211,163
--------------------------------------------------------------------------------------------------------------------------------
     800,000  Litchfield Park, AZ Community Facility District(1)                             6.375     07/15/2026        718,376
--------------------------------------------------------------------------------------------------------------------------------
   1,015,000  Maricopa County, AZ IDA (Christian Care Apartments)(1)                         6.500     01/01/2036        951,136
--------------------------------------------------------------------------------------------------------------------------------
   2,000,000  Maricopa County, AZ IDA (Christian Care Mesa II)                               6.625     01/01/2034      1,493,160
--------------------------------------------------------------------------------------------------------------------------------
     500,000  Maricopa County, AZ IDA (Immanuel Campus Care)(1)                              8.500     04/20/2041        428,505
--------------------------------------------------------------------------------------------------------------------------------
   1,430,000  Maricopa County, AZ IDA (Sun King Apartments)(1)                               6.750     11/01/2018      1,264,234
--------------------------------------------------------------------------------------------------------------------------------
     785,000  Maricopa County, AZ IDA (Sun King Apartments)(1)                               6.750     05/01/2031        572,430
--------------------------------------------------------------------------------------------------------------------------------
     835,000  Maricopa County, AZ School District No. 24 (Gila Bend)(1)                      5.500     07/01/2022        766,213
--------------------------------------------------------------------------------------------------------------------------------
     200,000  Marley Park, AZ Community Facilities District(1)                               5.300     07/15/2031        149,690
--------------------------------------------------------------------------------------------------------------------------------
     460,000  Merrill Ranch, AZ Community Facilities District No. 1 Special Assessment
              Lien(1)                                                                        5.300     07/01/2030        337,410
--------------------------------------------------------------------------------------------------------------------------------
     375,000  Palm Valley, AZ Community Facility District No. 3(1)                           5.300     07/15/2031        280,669
--------------------------------------------------------------------------------------------------------------------------------
     980,000  Palm Valley, AZ Community Facility District No. 3(1)                           5.800     07/15/2032        775,611
--------------------------------------------------------------------------------------------------------------------------------
     750,000  Phoenix, AZ IDA (Career Success Schools)(1)                                    7.000     01/01/2029        690,840
--------------------------------------------------------------------------------------------------------------------------------
   5,375,000  Phoenix, AZ IDA (Christian Care)(1)                                            5.500     07/01/2035      4,545,369
--------------------------------------------------------------------------------------------------------------------------------
     500,000  Phoenix, AZ IDA (Espiritu Community Devel. Corp.)(1)                           6.250     07/01/2036        375,625
--------------------------------------------------------------------------------------------------------------------------------
   1,380,000  Pima County, AZ IDA (Arizona Charter School)(1)                                6.500     07/01/2023      1,310,931
--------------------------------------------------------------------------------------------------------------------------------
   1,315,000  Pima County, AZ IDA (Arizona Charter School)(1)                                6.750     07/01/2031      1,194,756
--------------------------------------------------------------------------------------------------------------------------------
     115,000  Pima County, AZ IDA (CECS/TAT/EICS Obligated Group)(1)                         6.300     07/01/2031        127,812
--------------------------------------------------------------------------------------------------------------------------------
     375,000  Pima County, AZ IDA (CECS/TAT/EICS Obligated Group)(1)                         6.300     07/01/2031        322,508
--------------------------------------------------------------------------------------------------------------------------------
   1,500,000  Pima County, AZ IDA (Center for Academic Success)(1)                           5.500     07/01/2037      1,165,095
--------------------------------------------------------------------------------------------------------------------------------
   1,770,000  Pima County, AZ IDA (Christian Senior Living)(1)                               5.050     01/01/2037      1,484,198
--------------------------------------------------------------------------------------------------------------------------------

2 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

  PRINCIPAL
    AMOUNT                                                                                 COUPON       MATURITY        VALUE
--------------------------------------------------------------------------------------------------------------------------------
ARIZONA CONTINUED
--------------------------------------------------------------------------------------------------------------------------------
$    500,000  Pima County, AZ IDA (Facility Choice Education & Devel. Corp.)(1)              6.250%    06/01/2026    $   420,220
--------------------------------------------------------------------------------------------------------------------------------
   1,200,000  Pima County, AZ IDA (Facility Choice Education & Devel. Corp.)(1)              6.375     06/01/2036        938,568
--------------------------------------------------------------------------------------------------------------------------------
  12,400,000  Pima County, AZ IDA (Metro Police Facility)(2)                                 5.375     07/01/2039     12,318,904
--------------------------------------------------------------------------------------------------------------------------------
     500,000  Pima County, AZ IDA (P.L.C. Charter Schools)                                   6.750     04/01/2036        415,945
--------------------------------------------------------------------------------------------------------------------------------
     170,000  Pima County, AZ IDA (Paradise Education Center)(1)                             5.875     06/01/2033        138,363
--------------------------------------------------------------------------------------------------------------------------------
     250,000  Pima County, AZ IDA (Paradise Education Center)(1)                             6.000     06/01/2036        203,078
--------------------------------------------------------------------------------------------------------------------------------
   2,845,000  Pima County, AZ IDA (Phoenix Advantage Charter School)                         5.600     07/01/2023      1,844,072
--------------------------------------------------------------------------------------------------------------------------------
     500,000  Pima County, AZ IDA (Sonoran Science Academy)(1)                               5.670     12/01/2027        411,050
--------------------------------------------------------------------------------------------------------------------------------
     650,000  Pima County, AZ IDA (Sonoran Science Academy)(1)                               5.750     12/01/2037        495,014
--------------------------------------------------------------------------------------------------------------------------------
     500,000  Quail Creek, AZ Community Facilities District(1)                               5.550     07/15/2030        386,810
--------------------------------------------------------------------------------------------------------------------------------
     460,000  Salt Verde, AZ Financial Corp.(1)                                              5.250     12/01/2028        425,150
--------------------------------------------------------------------------------------------------------------------------------
     100,000  Salt Verde, AZ Financial Corp.(1)                                              5.500     12/01/2029         94,438
--------------------------------------------------------------------------------------------------------------------------------
  29,030,000  Salt Verde, AZ Financial Corp.(1)                                              5.500     12/01/2037     24,556,477
--------------------------------------------------------------------------------------------------------------------------------
      55,000  Show Low Bluff, AZ Community Facilities District Special Assessment(1)         5.200     07/01/2017         51,005
--------------------------------------------------------------------------------------------------------------------------------
   1,655,000  Tartesso West, AZ Community Facilities District(1)                             5.900     07/15/2032      1,326,830
--------------------------------------------------------------------------------------------------------------------------------
   3,000,000  Verrado, AZ Community Facilities District No. 1(1)                             5.350     07/15/2031      2,260,500
--------------------------------------------------------------------------------------------------------------------------------
   4,775,000  Verrado, AZ Community Facilities District No. 1(1)                             6.500     07/15/2027      4,293,537
--------------------------------------------------------------------------------------------------------------------------------
   1,775,000  Vistancia, AZ Community Facilities District(1)                                 6.750     07/15/2022      1,823,014
--------------------------------------------------------------------------------------------------------------------------------
     500,000  Westpark, AZ Community Facilities District(1)                                  5.250     07/15/2031        371,700
                                                                                                                     -----------
                                                                                                                      77,779,891
ARKANSAS--0.1%
     300,000  Arkadelphia, AR Public Education Facilities Board (Ouachita Baptist
              University)(1)                                                                  5.375     03/01/2038        302,511
--------------------------------------------------------------------------------------------------------------------------------
   2,480,000  Cave Springs, AR Municipal Property (Creeks Special Sewer District)(1)         6.250     02/01/2038      1,728,634
                                                                                                                     -----------
                                                                                                                       2,031,145

CALIFORNIA--20.3%
     675,000  Adelanto, CA Public Utility Authority(1)                                       6.750     07/01/2039        650,268
--------------------------------------------------------------------------------------------------------------------------------
  11,095,000  Alum Rock Union, CA Elementary School District(1)                              5.000     08/01/2033     10,782,121
--------------------------------------------------------------------------------------------------------------------------------
     855,000  Anaheim, CA Community Facilities District Special Tax (Platinum
              Triangle)(1)                                                                   6.000     09/01/2029        789,712
--------------------------------------------------------------------------------------------------------------------------------
   1,660,000  Anaheim, CA Community Facilities District Special Tax (Platinum
              Triangle)(1)                                                                   6.250     09/01/2040      1,475,607
--------------------------------------------------------------------------------------------------------------------------------
   1,400,000  Antelope Valley, CA Healthcare District(1)                                     5.250     09/01/2017      1,329,622
--------------------------------------------------------------------------------------------------------------------------------
      20,000  Beaumont, CA Financing Authority, Series B(1)                                  5.875     09/01/2023         20,017
--------------------------------------------------------------------------------------------------------------------------------
   7,000,000  CA County Tobacco Securitization Agency                                        6.500(4)  06/01/2046        203,630
--------------------------------------------------------------------------------------------------------------------------------
   6,000,000  CA County Tobacco Securitization Agency                                        6.650(4)  06/01/2046        138,240
--------------------------------------------------------------------------------------------------------------------------------
 129,820,000  CA County Tobacco Securitization Agency                                        6.700(4)  06/01/2050      1,840,848
--------------------------------------------------------------------------------------------------------------------------------
   7,875,000  CA County Tobacco Securitization Agency                                        7.234(4)  06/01/2033        674,573
--------------------------------------------------------------------------------------------------------------------------------
  38,650,000  CA County Tobacco Securitization Agency                                        7.550(4)  06/01/2055        200,980
--------------------------------------------------------------------------------------------------------------------------------
   8,000,000  CA County Tobacco Securitization Agency                                        7.750(4)  06/01/2046        161,360
--------------------------------------------------------------------------------------------------------------------------------

3 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

  PRINCIPAL
    AMOUNT                                                                                 COUPON       MATURITY        VALUE
--------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
--------------------------------------------------------------------------------------------------------------------------------
$  9,060,000  CA County Tobacco Securitization Agency (TASC)(1)                              5.125%    06/01/2038    $ 6,018,649
--------------------------------------------------------------------------------------------------------------------------------
   2,715,000  CA County Tobacco Securitization Agency (TASC)(1)                              5.125     06/01/2038      1,803,602
--------------------------------------------------------------------------------------------------------------------------------
     100,000  CA County Tobacco Securitization Agency (TASC)(1)                              5.450     06/01/2028         80,017
--------------------------------------------------------------------------------------------------------------------------------
   5,000,000  CA County Tobacco Securitization Agency (TASC)(1)                              5.600     06/01/2036      3,580,450
--------------------------------------------------------------------------------------------------------------------------------
     160,000  CA County Tobacco Securitization Agency (TASC)(1)                              5.700     06/01/2046        109,478
--------------------------------------------------------------------------------------------------------------------------------
   5,000,000  CA County Tobacco Securitization Agency (TASC)(1)                              5.875     06/01/2043      3,680,700
--------------------------------------------------------------------------------------------------------------------------------
  21,000,000  CA County Tobacco Securitization Agency (TASC)(1)                              6.000     06/01/2042     15,790,110
--------------------------------------------------------------------------------------------------------------------------------
  93,000,000  CA County Tobacco Securitization Agency (TASC)                                 6.650(4)  06/01/2046      2,215,260
--------------------------------------------------------------------------------------------------------------------------------
  15,000,000  CA Dept. of Veterans Affairs Home Purchase(2)                                  4.500     12/01/2023     14,729,400
--------------------------------------------------------------------------------------------------------------------------------
   1,750,000  CA Educational Facilities Authority (Fresno Pacific University)(1)             6.750     03/01/2019      1,753,868
--------------------------------------------------------------------------------------------------------------------------------
   4,335,000  CA Golden State Tobacco Securitization Corp.(1)                                5.000     06/01/2036      2,888,367
--------------------------------------------------------------------------------------------------------------------------------
  75,970,000  CA Golden State Tobacco Securitization Corp. (TASC)(1)                         0.000(5)  06/01/2037     43,499,662
--------------------------------------------------------------------------------------------------------------------------------
  19,135,000  CA Golden State Tobacco Securitization Corp. (TASC)(1)                         4.500     06/01/2027     14,362,157
--------------------------------------------------------------------------------------------------------------------------------
   6,335,000  CA Golden State Tobacco Securitization Corp. (TASC)(1)                         5.000     06/01/2033      4,228,929
--------------------------------------------------------------------------------------------------------------------------------
   6,000,000  CA Golden State Tobacco Securitization Corp. (TASC)(1)                         5.125     06/01/2047      3,660,900
--------------------------------------------------------------------------------------------------------------------------------
 414,000,000  CA Golden State Tobacco Securitization Corp. (TASC)                            5.973(4)  06/01/2047      9,936,000
--------------------------------------------------------------------------------------------------------------------------------
 110,000,000  CA Golden State Tobacco Securitization Corp. (TASC)                            6.000(4)  06/01/2047      1,985,500
--------------------------------------------------------------------------------------------------------------------------------
  20,000,000  CA Health Facilities Financing Authority (SJHS/SJHCN/SJHE/SJHO Obligated
              Group)(2)                                                                      5.750     07/01/2039     18,831,600
--------------------------------------------------------------------------------------------------------------------------------
  20,000,000  CA Health Facilities Financing Authority (Sutter Health/California Pacific
              Medical Center)(2)                                                             5.250     11/15/2046     17,720,194
--------------------------------------------------------------------------------------------------------------------------------
      25,000  CA HFA (Home Mtg.)(1)                                                          5.450     08/01/2033         23,673
--------------------------------------------------------------------------------------------------------------------------------
     590,000  CA Independent Cities Lease Finance Authority (Morgan Hill-Hacienda
              Valley)(1)                                                                     5.950     11/15/2039        518,474
--------------------------------------------------------------------------------------------------------------------------------
   2,000,000  CA M-S-R Energy Authority(1)                                                   6.500     11/01/2039      2,063,440
--------------------------------------------------------------------------------------------------------------------------------
  25,000,000  CA M-S-R Energy Authority(1)                                                   7.000     11/01/2034     27,796,688
--------------------------------------------------------------------------------------------------------------------------------
     250,000  CA Municipal Finance Authority (Harbor Regional Center)(1)                     8.500     11/01/2039        269,253
--------------------------------------------------------------------------------------------------------------------------------
   8,750,000  CA Public Works(1)                                                             6.625     11/01/2034      9,244,288
--------------------------------------------------------------------------------------------------------------------------------
   2,500,000  CA Public Works (Various Community Colleges)(1)                                5.750     10/01/2030      2,486,850
--------------------------------------------------------------------------------------------------------------------------------
   7,000,000  CA Silicon Valley Tobacco Securitization Authority                             9.800(4)  06/01/2036        571,480
--------------------------------------------------------------------------------------------------------------------------------
   2,000,000  CA Statewide CDA (Aspire Public Schools)(1)                                    6.000     07/01/2040      1,754,680
--------------------------------------------------------------------------------------------------------------------------------
   1,615,000  Chino, CA Community Facilities District Special Tax No. 2005-1(1)              5.000     09/01/2027      1,128,207
--------------------------------------------------------------------------------------------------------------------------------
   5,015,000  Chino, CA Community Facilities District Special Tax No. 2005-1(1)              5.000     09/01/2036      3,048,568
--------------------------------------------------------------------------------------------------------------------------------
     200,000  Chino, CA Community Facilities District Special Tax No. 2009-19-1(1)           6.500     09/01/2029        196,202
--------------------------------------------------------------------------------------------------------------------------------
     500,000  Chino, CA Community Facilities District Special Tax No. 2009-19-1(1)           6.750     09/01/2040        477,880
--------------------------------------------------------------------------------------------------------------------------------

4 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

  PRINCIPAL
    AMOUNT                                                                                 COUPON       MATURITY        VALUE
--------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
--------------------------------------------------------------------------------------------------------------------------------
$  2,000,000  Corona-Norco, CA Unified School District Public Financing Authority
              Special Tax(1)                                                                 5.000%    09/01/2036    $ 1,463,020
--------------------------------------------------------------------------------------------------------------------------------
     560,000  Coyote Canyon, CA Public Facilities Community Facilities District
              No. 2004-1(1)                                                                  6.625     09/01/2039        538,188
--------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Davis, CA Special Tax Community Facilities District No. 2007-2(1)              5.200     09/01/2027        798,130
--------------------------------------------------------------------------------------------------------------------------------
   2,000,000  Davis, CA Special Tax Community Facilities District No. 2007-2(1)              5.250     09/01/2037      1,429,640
--------------------------------------------------------------------------------------------------------------------------------
  20,000,000  East Bay, CA Municipal Utility District (Water System)(2)                      5.000     06/01/2036     20,313,000
--------------------------------------------------------------------------------------------------------------------------------
     970,000  Elk Grove, CA Special Tax Community Facilities District No. 2005-1X(1)         5.250     09/01/2037        608,830
--------------------------------------------------------------------------------------------------------------------------------
     420,000  Hemet, CA Unified School District(1)                                           5.050     09/01/2026        367,311
--------------------------------------------------------------------------------------------------------------------------------
     250,000  Hemet, CA Unified School District(1)                                           5.125     09/01/2036        196,448
--------------------------------------------------------------------------------------------------------------------------------
     500,000  Hemet, CA Unified School District Community Facilities District No.
              2005-3(1)                                                                      5.750     09/01/2039        390,555
--------------------------------------------------------------------------------------------------------------------------------
 120,000,000  Inland, CA Empire Tobacco Securitization Authority (TASC)                    6.750(4)    06/01/2047      1,826,400
--------------------------------------------------------------------------------------------------------------------------------
 360,655,000  Inland, CA Empire Tobacco Securitization Authority (TASC)                    7.000(4)    06/01/2057      1,720,324
--------------------------------------------------------------------------------------------------------------------------------
 345,750,000  Inland, CA Empire Tobacco Securitization Authority (TASC)                    8.001(4)    06/01/2057      1,649,228
--------------------------------------------------------------------------------------------------------------------------------
     175,000  Jurupa, CA Public Financing Authority(1)                                       6.000     09/01/2028        164,749
--------------------------------------------------------------------------------------------------------------------------------
     155,000  Jurupa, CA Public Financing Authority(1)                                       6.000     09/01/2029        144,708
--------------------------------------------------------------------------------------------------------------------------------
     135,000  Jurupa, CA Public Financing Authority(1)                                       6.000     09/01/2030        124,824
--------------------------------------------------------------------------------------------------------------------------------
     150,000  Jurupa, CA Public Financing Authority(1)                                       6.000     09/01/2031        137,328
--------------------------------------------------------------------------------------------------------------------------------
     205,000  Jurupa, CA Public Financing Authority(1)                                       6.000     09/01/2032        185,796
--------------------------------------------------------------------------------------------------------------------------------
      25,000  Lake Elsinore, CA Public Financing Authority(1)                                6.375     10/01/2033         23,137
--------------------------------------------------------------------------------------------------------------------------------
   1,270,000  Lake Elsinore, CA Special Tax(1)                                               5.150     09/01/2025      1,125,626
--------------------------------------------------------------------------------------------------------------------------------
   1,245,000  Lake Elsinore, CA Special Tax(1)                                               5.250     09/01/2030      1,046,024
--------------------------------------------------------------------------------------------------------------------------------
   2,450,000  Lake Elsinore, CA Special Tax(1)                                               5.250     09/01/2035      1,949,637
--------------------------------------------------------------------------------------------------------------------------------
     200,000  Lake Elsinore, CA Special Tax(1)                                               5.350     09/01/2036        159,256
--------------------------------------------------------------------------------------------------------------------------------
     650,000  Lake Elsinore, CA Unified School District Community Facilities District
              No. 04-3(1)                                                                    5.250     09/01/2029        424,886
--------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Lancaster, CA Financing Authority (School District)(1)                         5.000     02/01/2026        791,130
--------------------------------------------------------------------------------------------------------------------------------
   3,950,000  Loma Linda, CA Redevel. Agency Tax Allocation(1)                               5.250     07/01/2030      3,469,799
--------------------------------------------------------------------------------------------------------------------------------
  10,280,000  Los Angeles, CA Community College District(1)                                  5.000     08/01/2033     10,177,097
--------------------------------------------------------------------------------------------------------------------------------
     680,000  Los Angeles, CA Community Facilities District Special Tax (Legends at
              Cascades)(1)                                                                   5.750     09/01/2040        598,244
--------------------------------------------------------------------------------------------------------------------------------
   2,150,000  Los Angeles, CA Regional Airports Improvement Corp. (American Airlines)(1)     7.125     12/01/2024      2,130,285
--------------------------------------------------------------------------------------------------------------------------------
   2,000,000  Los Angeles, CA Unified School District(1)                                     5.200     07/01/2029      2,039,200
--------------------------------------------------------------------------------------------------------------------------------
   1,250,000  Lynwood, CA Redevel. Agency Tax Allocation(1)                                  7.000     09/01/2031      1,259,888
--------------------------------------------------------------------------------------------------------------------------------
     365,000  Menifee, CA Union School District Special Tax Community Facilities
              District No. 2006-3(1)                                                         5.000     09/01/2037        271,772
--------------------------------------------------------------------------------------------------------------------------------
   2,500,000  Modesto, CA Special Tax Community Facilities District No. 4(1)                 5.150     09/01/2036      1,860,175
--------------------------------------------------------------------------------------------------------------------------------

5 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

  PRINCIPAL
    AMOUNT                                                                                 COUPON       MATURITY        VALUE
--------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
--------------------------------------------------------------------------------------------------------------------------------
$  5,000,000  Moreno Valley, CA Community Redevel. Agency(1)                                 5.000%    08/01/2032    $ 4,199,050
--------------------------------------------------------------------------------------------------------------------------------
     630,000  Moreno Valley, CA Unified School District Community Facilities District
              Special Tax(1)                                                                 5.000     09/01/2037        478,724
--------------------------------------------------------------------------------------------------------------------------------
     660,000  Moreno Valley, CA Unified School District Community Facilities District
              Special Tax No. 2004-3(1)                                                      5.000     09/01/2027        538,190
--------------------------------------------------------------------------------------------------------------------------------
   1,250,000  Moreno Valley, CA Unified School District Community Facilities District
              Special Tax No. 2004-3(1)                                                      5.000     09/01/2037        902,025
--------------------------------------------------------------------------------------------------------------------------------
  20,000,000  Northern CA Tobacco Securitization Authority (TASC)(1)                         5.500     06/01/2045     12,261,800
--------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Novato, CA Redevel. Agency (Hamilton Field Redevel.)(1)                        6.750     09/01/2040        997,340
--------------------------------------------------------------------------------------------------------------------------------
   3,250,000  Oakland, CA GO(1)                                                              6.000     01/15/2034      3,396,348
--------------------------------------------------------------------------------------------------------------------------------
     955,000  Orange, CA Community Facilities District Special Tax (Del Rio Public
              Improvements)(1)                                                               5.750     10/01/2030        893,527
--------------------------------------------------------------------------------------------------------------------------------
   7,000,000  Palomar Pomerado, CA Health Care District COP(1)                               6.625     11/01/2029      6,944,770
--------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Palomar Pomerado, CA Health Care District COP(1)                               6.750     11/01/2039        970,740
--------------------------------------------------------------------------------------------------------------------------------
     365,000  Perris, CA Community Facilities District Special Tax(1)                        5.300     09/01/2035        298,924
--------------------------------------------------------------------------------------------------------------------------------
     555,000  Perris, CA Community Facilities District Special Tax No. 2001(1)               5.000     09/01/2026        464,907
--------------------------------------------------------------------------------------------------------------------------------
   1,550,000  Perris, CA Community Facilities District Special Tax No. 2001(1)               5.000     09/01/2037      1,132,539
--------------------------------------------------------------------------------------------------------------------------------
     645,000  Perris, CA Community Facilities District Special Tax No. 2005-1(1)             5.000     09/01/2037        477,236
--------------------------------------------------------------------------------------------------------------------------------
   1,260,000  Rialto, CA Special Tax Community Facilities District No. 2006-1(1)             5.350     09/01/2036        967,113
--------------------------------------------------------------------------------------------------------------------------------
   2,700,000  Riverside, CA (Recovery Zone Facility) COP(1)                                  5.500     03/01/2040      2,429,028
--------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Romoland, CA School District Special Tax Community Facilities District(1)      5.400     09/01/2036        819,630
--------------------------------------------------------------------------------------------------------------------------------
     345,000  San Bernardino, CA Special Tax Community Facilities District No. 2006-1
              (Lytle Creek)(1)                                                               5.625     09/01/2035        303,172
--------------------------------------------------------------------------------------------------------------------------------
     350,000  San Bernardino, CA Special Tax Community Facilities District No. 2006-1
              (Lytle Creek)(1)                                                               5.750     09/01/2040        303,912
--------------------------------------------------------------------------------------------------------------------------------
  20,390,000  San Diego, CA Unified School District(1)                                       0.000(5)  07/01/2048      5,512,233
--------------------------------------------------------------------------------------------------------------------------------
  22,550,000  San Diego, CA Unified School District                                          5.990(4)  07/01/2039      3,362,882
--------------------------------------------------------------------------------------------------------------------------------
  15,985,000  San Diego, CA Unified School District                                          5.990(4)  07/01/2040      2,222,554
--------------------------------------------------------------------------------------------------------------------------------
  10,720,000  San Francisco, CA City & County COP(1)                                         5.000     10/01/2033     10,219,483
--------------------------------------------------------------------------------------------------------------------------------
     250,000  San Francisco, CA City & County Redevel. Financing Authority (Mission Bay
              North Redevel.)(1)                                                             6.750     08/01/2041        254,233
--------------------------------------------------------------------------------------------------------------------------------
     400,000  San Francisco, CA City & County Redevel. Financing Authority (Mission Bay
              North Redevel.)(1)                                                             7.000     08/01/2041        402,464
--------------------------------------------------------------------------------------------------------------------------------
   1,620,000  San Gorgonio, CA Memorial Health Care District(1)                              7.000     08/01/2027      1,731,083
--------------------------------------------------------------------------------------------------------------------------------
   7,000,000  Santa Rosa, CA Rancheria Tachi Yokut Tribe Enterprise(1)                       6.625     03/01/2018      6,570,830
--------------------------------------------------------------------------------------------------------------------------------
  32,445,000  Southern CA Tobacco Securitization Authority(1)                                5.125     06/01/2046     19,851,473
--------------------------------------------------------------------------------------------------------------------------------
  13,675,000  Southern CA Tobacco Securitization Authority                                   6.400(4)  06/01/2046        285,124
--------------------------------------------------------------------------------------------------------------------------------

6 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

  PRINCIPAL
    AMOUNT                                                                                 COUPON       MATURITY        VALUE
--------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
--------------------------------------------------------------------------------------------------------------------------------
$ 47,250,000  Southern CA Tobacco Securitization Authority                                   7.100%(4) 06/01/2046    $   906,728
--------------------------------------------------------------------------------------------------------------------------------
  11,930,000  Southern CA Tobacco Securitization Authority (TASC)(1)                         5.000     06/01/2037      7,745,195
--------------------------------------------------------------------------------------------------------------------------------
     235,000  Temecula Valley, CA Unified School District Community Facilities District
              No. 2004(1)                                                                    5.000     09/01/2037        184,656
--------------------------------------------------------------------------------------------------------------------------------
   2,000,000  Temecula, CA Public Financing Authority Community Facilities District
              (Roripaugh)(1)                                                                 5.450     09/01/2026      1,140,060
--------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Temecula, CA Public Financing Authority Community Facilities District
              (Roripaugh)(1)                                                                 5.500     09/01/2036        497,120
--------------------------------------------------------------------------------------------------------------------------------
  10,500,000  University of California (Regents Medical Center)(2)                           5.000     05/15/2037     10,223,850
--------------------------------------------------------------------------------------------------------------------------------
     100,000  Victor Valley, CA Union High School District(1)                                5.050     09/01/2025         83,556
--------------------------------------------------------------------------------------------------------------------------------
   1,160,000  Victor Valley, CA Union High School District(1)                                5.100     09/01/2035        824,586
--------------------------------------------------------------------------------------------------------------------------------
   2,025,000  Westside, CA Union School District Community Facilities District Special
              Tax No. 2005-2(1)                                                              5.000     09/01/2036      1,518,568
                                                                                                                     -----------
                                                                                                                     406,421,792

COLORADO--2.0%
   3,300,000  Arkansas River, CO Power Authority(1)                                          5.250     10/01/2032      2,909,544
--------------------------------------------------------------------------------------------------------------------------------
     750,000  Arkansas River, CO Power Authority(1)                                          6.125     10/01/2040        752,348
--------------------------------------------------------------------------------------------------------------------------------
      70,000  CO Andonea Metropolitan District No. 2(1)                                      6.125     12/01/2025         57,507
--------------------------------------------------------------------------------------------------------------------------------
   1,000,000  CO Andonea Metropolitan District No. 3(1)                                      6.250     12/01/2035        739,480
--------------------------------------------------------------------------------------------------------------------------------
   2,800,000  CO Arista Metropolitan District(1)                                             6.750     12/01/2035      1,997,380
--------------------------------------------------------------------------------------------------------------------------------
   4,320,000  CO Broomfield Village Metropolitan District No. 2(1)                           6.250     12/01/2032      3,418,934
--------------------------------------------------------------------------------------------------------------------------------
     935,000  CO Central Marksheffel Metropolitan District(1)                                7.250     12/01/2029        896,880
--------------------------------------------------------------------------------------------------------------------------------
     500,000  CO Copperleaf Metropolitan District No. 2(1)                                   5.850     12/01/2026        368,980
--------------------------------------------------------------------------------------------------------------------------------
     625,000  CO Copperleaf Metropolitan District No. 2(1)                                   5.950     12/01/2036        418,719
--------------------------------------------------------------------------------------------------------------------------------
     500,000  CO Crystal Crossing Metropolitan District(1)                                   6.000     12/01/2036        337,385
--------------------------------------------------------------------------------------------------------------------------------
      10,000  CO Deer Creek Metropolitan District(1)                                         5.000     12/01/2026         10,014
--------------------------------------------------------------------------------------------------------------------------------
     125,000  CO E-470 Public Highway Authority                                              6.814(4)  09/01/2025         44,115
--------------------------------------------------------------------------------------------------------------------------------
     500,000  CO Educational and Cultural Facilities Authority (Carbon Valley Academy
              Charter School)(1)                                                             5.625     12/01/2036        375,800
--------------------------------------------------------------------------------------------------------------------------------
   1,500,000  CO Educational and Cultural Facilities Authority (Free Horizon Charter
              School)(1)                                                                     6.125     06/15/2040      1,465,035
--------------------------------------------------------------------------------------------------------------------------------
      10,000  CO Educational and Cultural Facilities Authority (University of Northern
              Colorado)(1)                                                                   5.000     07/01/2031          8,865
--------------------------------------------------------------------------------------------------------------------------------
     500,000  CO Elbert and Highway 86 Metropolitan District(1)                              5.750     12/01/2036        351,135
--------------------------------------------------------------------------------------------------------------------------------
   1,000,000  CO Elkhorn Ranch Metropolitan District                                         6.375     12/01/2035        772,160
--------------------------------------------------------------------------------------------------------------------------------
     500,000  CO Fallbrook Metropolitan District(1)                                          5.625     12/01/2026        383,810
--------------------------------------------------------------------------------------------------------------------------------
     750,000  CO Fossil Ridge Metropolitan District No. 1(1)                                 7.250     12/01/2040        705,818
--------------------------------------------------------------------------------------------------------------------------------
      10,000  CO Health Facilities Authority (Denver Options)(1)                             5.375     02/01/2022          8,485
--------------------------------------------------------------------------------------------------------------------------------
      30,000  CO Health Facilities Authority (Denver Options)(1)                             5.625     02/01/2032         23,455
--------------------------------------------------------------------------------------------------------------------------------
      10,000  CO Health Facilities Authority (National Jewish Medical & Research
              Center)(1)                                                                     5.375     01/01/2023          9,651
--------------------------------------------------------------------------------------------------------------------------------
     500,000  CO Heritage Todd Creek Metropolitan District(1)                                5.500     12/01/2037        333,295
--------------------------------------------------------------------------------------------------------------------------------
     500,000  CO High Plains Metropolitan District(1)                                        6.250     12/01/2035        369,740
--------------------------------------------------------------------------------------------------------------------------------
     234,000  CO Horse Creek Metropolitan District(1)                                        5.750     12/01/2036        162,717
--------------------------------------------------------------------------------------------------------------------------------

7 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

  PRINCIPAL
    AMOUNT                                                                                 COUPON       MATURITY        VALUE
--------------------------------------------------------------------------------------------------------------------------------
COLORADO CONTINUED
--------------------------------------------------------------------------------------------------------------------------------
$    500,000  CO Huntington Trails Metropolitan District(1)                                  6.250%    12/01/2036    $   449,060
--------------------------------------------------------------------------------------------------------------------------------
     456,000  CO International Center Metropolitan District
              No. 3(1)                                                                       6.500     12/01/2035        330,974
--------------------------------------------------------------------------------------------------------------------------------
     500,000  CO Liberty Ranch Metropolitan District                                         6.250     12/01/2036        368,290
--------------------------------------------------------------------------------------------------------------------------------
     625,000  CO Madre Metropolitan District No. 2(1)                                        5.500     12/01/2036        368,975
--------------------------------------------------------------------------------------------------------------------------------
   2,770,000  CO Murphy Creek Metropolitan District No. 3(6)                                 6.000     12/01/2026      1,373,311
--------------------------------------------------------------------------------------------------------------------------------
   2,850,000  CO Murphy Creek Metropolitan District No. 3                                    6.125     12/01/2035      1,398,068
--------------------------------------------------------------------------------------------------------------------------------
   2,650,000  CO North Pines Metropolitan District(1)                                        6.750     12/01/2036      2,085,073
--------------------------------------------------------------------------------------------------------------------------------
   1,945,000  CO North Range Metropolitan District No. 1(1)                                  5.000     12/15/2024      1,545,516
--------------------------------------------------------------------------------------------------------------------------------
   1,250,000  CO North Range Metropolitan District No. 2(1)                                  5.500     12/15/2018      1,172,788
--------------------------------------------------------------------------------------------------------------------------------
     500,000  CO North Range Metropolitan District No. 2(1)                                  5.500     12/15/2037        398,365
--------------------------------------------------------------------------------------------------------------------------------
   1,000,000  CO Northwest Metropolitan District No. 3(1)                                    6.125     12/01/2025        821,530
--------------------------------------------------------------------------------------------------------------------------------
   1,875,000  CO Northwest Metropolitan District No. 3(1)                                    6.250     12/01/2035      1,424,025
--------------------------------------------------------------------------------------------------------------------------------
     750,000  CO Potomac Farms Metropolitan District(1)                                      7.250     12/01/2037        540,615
--------------------------------------------------------------------------------------------------------------------------------
     125,000  CO Potomac Farms Metropolitan District(1)                                      7.625     12/01/2023        114,621
--------------------------------------------------------------------------------------------------------------------------------
     470,000  CO Prairie Center Metropolitan District No. 3(1)                               5.250     12/15/2021        404,891
--------------------------------------------------------------------------------------------------------------------------------
     805,000  CO Prairie Center Metropolitan District No. 3(1)                               5.400     12/15/2031        615,753
--------------------------------------------------------------------------------------------------------------------------------
     750,000  CO Regency Metropolitan District(1)                                            5.750     12/01/2036        529,035
--------------------------------------------------------------------------------------------------------------------------------
      15,000  CO Ridges Metropolitan District Mesa County(1)                                 6.100     10/15/2013         15,042
--------------------------------------------------------------------------------------------------------------------------------
   1,000,000  CO Serenity Ridge Metropolitan District No. 2                                  7.500     12/01/2034        479,500
--------------------------------------------------------------------------------------------------------------------------------
     270,000  CO Silver Dollar Metropolitan District(1)                                      5.100     12/01/2030        205,000
--------------------------------------------------------------------------------------------------------------------------------
     500,000  CO Silver Peaks Metropolitan District(1)                                       5.750     12/01/2036        343,165
--------------------------------------------------------------------------------------------------------------------------------
   1,000,000  CO Sorrell Ranch Metropolitan District(6)                                      6.750     12/15/2036        855,370
--------------------------------------------------------------------------------------------------------------------------------
     540,000  CO Tallyns Reach Metropolitan District No. 3(1)                                5.100     12/01/2026        492,221
--------------------------------------------------------------------------------------------------------------------------------
     500,000  CO Traditions Metropolitan District No. 2(1)                                   5.750     12/01/2036        400,070
--------------------------------------------------------------------------------------------------------------------------------
   1,129,000  CO Wheatlands Metropolitan District(1)                                         6.000     12/01/2025        915,664
--------------------------------------------------------------------------------------------------------------------------------
     500,000  CO Wheatlands Metropolitan District(1)                                         6.125     12/01/2035        369,400
--------------------------------------------------------------------------------------------------------------------------------
     250,000  CO Woodmen Heights Metropolitan District No. 1                                 6.750     12/01/2020        125,143
--------------------------------------------------------------------------------------------------------------------------------
   4,500,000  CO Woodmen Heights Metropolitan District No. 1                                 7.000     12/01/2030      2,182,725
--------------------------------------------------------------------------------------------------------------------------------
     175,000  Fairplay, CO Sanitation District(1)                                            5.250     12/15/2031        135,039
--------------------------------------------------------------------------------------------------------------------------------
     180,000  Jefferson County, CO (Section 14 Metropolitan District)(1)                     5.000     12/01/2018        184,397
--------------------------------------------------------------------------------------------------------------------------------
   2,570,000  Loveland, CO Special Assessment(1)                                             5.625     07/01/2029      1,890,004
--------------------------------------------------------------------------------------------------------------------------------
      25,000  Public Authority for CO (Natural Gas Energy)(1)                                6.250     11/15/2028         25,644
--------------------------------------------------------------------------------------------------------------------------------
     500,000  Tabernash Meadows, CO Water & Sanitation District(1)                           7.125     12/01/2034        479,460
--------------------------------------------------------------------------------------------------------------------------------
      30,000  University of Colorado Hospital Authority(1)                                   5.200     11/15/2017         30,038
--------------------------------------------------------------------------------------------------------------------------------
      20,000  University of Colorado Hospital Authority(1)                                   5.250     11/15/2022         20,008
                                                                                                                     -----------
                                                                                                                      40,010,032

CONNECTICUT--0.3%
      75,000  CT Devel. Authority (Church Homes)(1)                                          5.800     04/01/2021         74,107
--------------------------------------------------------------------------------------------------------------------------------
     785,000  CT H&EFA (Bridgeport Hospital)(1)                                              6.625     07/01/2018        791,351
--------------------------------------------------------------------------------------------------------------------------------
      35,000  CT H&EFA (Bridgeport Hospital/Bridgeport Hospital Foundation Obligated
              Group)(1)                                                                      5.250     07/01/2015         35,056
--------------------------------------------------------------------------------------------------------------------------------
      15,000  CT H&EFA (DKH)(1)                                                              5.375     07/01/2016         15,044
--------------------------------------------------------------------------------------------------------------------------------

8 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

  PRINCIPAL
    AMOUNT                                                                                 COUPON       MATURITY        VALUE
--------------------------------------------------------------------------------------------------------------------------------
CONNECTICUT CONTINUED
--------------------------------------------------------------------------------------------------------------------------------
$    220,000  CT H&EFA (DKH/CHHC/HNE Obligated Group)(1)                                     5.375%    07/01/2026    $   220,086
--------------------------------------------------------------------------------------------------------------------------------
     230,000  CT H&EFA (Ethel Walker School)(1)                                              6.000     07/01/2039        214,641
--------------------------------------------------------------------------------------------------------------------------------
      15,000  CT H&EFA (Lawrence & Memorial Hospital)(1)                                     5.000     07/01/2013         15,025
--------------------------------------------------------------------------------------------------------------------------------
      50,000  CT H&EFA (Middlesex Hospital)(1)                                               5.125     07/01/2017         50,039
--------------------------------------------------------------------------------------------------------------------------------
      10,000  CT H&EFA (Sacred Heart University)(1)                                          5.000     07/01/2028          9,016
--------------------------------------------------------------------------------------------------------------------------------
     500,000  Georgetown, CT Special Taxing District(6)                                      5.125     10/01/2036        243,295
--------------------------------------------------------------------------------------------------------------------------------
  10,150,000  Mashantucket, CT Western Pequot Tribe, Series B(6)                             5.750     09/01/2027      3,877,808
                                                                                                                     -----------
                                                                                                                       5,545,468

DELAWARE-0.3%
   3,900,000  Bridgeville, DE Special Obligation (Heritage Shores)(1)                        5.450     07/01/2035      2,577,510
--------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Kent County, DE Student Hsg. (Delaware State University Student Hsg.
              Foundation)(1)                                                                 5.000     07/01/2025        746,190
--------------------------------------------------------------------------------------------------------------------------------
     630,000  Kent County, DE Student Hsg. (Delaware State University Student Hsg.
              Foundation)(1)                                                                 5.000     07/01/2030        433,963
--------------------------------------------------------------------------------------------------------------------------------
   2,310,000  Millsboro, DE Special Obligation (Plantation Lakes)(1)                         5.450     07/01/2036      1,561,722
                                                                                                                     -----------
                                                                                                                       5,319,385

DISTRICT OF COLUMBIA-0.4%
     825,000  District of Columbia Tobacco Settlement Financing Corp.(1)                     6.750     05/15/2040        758,530
--------------------------------------------------------------------------------------------------------------------------------
  72,125,000  District of Columbia Tobacco Settlement Financing Corp. (TASC)               6.375(4)    06/15/2046      1,768,505
--------------------------------------------------------------------------------------------------------------------------------
   6,500,000  Metropolitan Washington D.C. Airport Authority (Dulles Toll Road)            1.060(4)    10/01/2041      4,724,070
                                                                                                                     -----------
                                                                                                                       7,251,105

FLORIDA-17.3%
     770,000  Aberdeen, FL Community Devel. District(3)                                      5.250     11/01/2015        400,554
--------------------------------------------------------------------------------------------------------------------------------
     670,000  Aberdeen, FL Community Devel. District(3)                                      5.500     05/01/2036        328,213
--------------------------------------------------------------------------------------------------------------------------------
     100,000  Alachua County, FL Health Facilities Authority (Shands Teaching Hospital
              & Clinics/Shands at Lake Shore Obligated Group)(1)                             6.750     12/01/2030        105,947
--------------------------------------------------------------------------------------------------------------------------------
   2,000,000  Amelia Concourse, FL Community Devel. District(3)                              5.750     05/01/2038        759,480
--------------------------------------------------------------------------------------------------------------------------------
   1,120,000  Arlington Ridge, FL Community Devel. District                                  5.500     05/01/2036        442,176
--------------------------------------------------------------------------------------------------------------------------------
     105,000  Atlantic Beach, FL Health Care Facilities (Fleet Landing)(1)                   6.000     10/01/2029         90,733
--------------------------------------------------------------------------------------------------------------------------------
   1,295,000  Avelar Creek, FL Community Devel. District(1)                                  5.375     05/01/2036        951,799
--------------------------------------------------------------------------------------------------------------------------------
     435,000  Avignon Villages, FL Community Devel. District(3)                              5.300     05/01/2014        108,185
--------------------------------------------------------------------------------------------------------------------------------
     250,000  Avignon Villages, FL Community Devel. District(3)                              5.400     05/01/2037         62,175
--------------------------------------------------------------------------------------------------------------------------------
   1,575,000  Bainebridge, FL Community Devel. District(1)                                   5.500     05/01/2038        937,440
--------------------------------------------------------------------------------------------------------------------------------
      65,000  Baker County, FL Hospital Authority(1)                                         5.300     12/01/2023         52,140
--------------------------------------------------------------------------------------------------------------------------------
   1,785,000  Bay Laurel Center, FL Community Devel. District(1)                             5.450     05/01/2037      1,427,108
--------------------------------------------------------------------------------------------------------------------------------
   1,460,000  Baywinds, FL Community Devel. District(1)                                      5.250     05/01/2037        729,547
--------------------------------------------------------------------------------------------------------------------------------
      50,000  Boynton Beach, FL Multifamily Hsg. (Clipper Cove Apartments)(1)                5.300     01/01/2023         44,800
--------------------------------------------------------------------------------------------------------------------------------
   1,925,000  Boynton Village, FL Community Devel. District Special Assessment(1)            6.000     05/01/2038      1,392,083
--------------------------------------------------------------------------------------------------------------------------------

9 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

  PRINCIPAL
    AMOUNT                                                                                 COUPON       MATURITY        VALUE
--------------------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
--------------------------------------------------------------------------------------------------------------------------------
$  2,450,000  Brevard County, FL Industrial Devel. Revenue (Tuff Florida Tech)(1)            6.500%    11/01/2029    $ 2,390,857
--------------------------------------------------------------------------------------------------------------------------------
  11,000,000  Brevard County, FL Industrial Devel. Revenue (Tuff Florida Tech)(1)            6.750     11/01/2039     10,538,330
--------------------------------------------------------------------------------------------------------------------------------
      25,000  Broward County, FL Educational Facilities Authority (Nova Southeastern
              University)(1)                                                                 5.625     04/01/2034         23,109
--------------------------------------------------------------------------------------------------------------------------------
     200,000  Cape Coral, FL Health Facilities Authority (Gulf Care)(1)                      5.625     10/01/2027        184,186
--------------------------------------------------------------------------------------------------------------------------------
     380,000  Cape Coral, FL Health Facilities Authority (Gulf Care)(1)                      6.000     10/01/2025        367,707
--------------------------------------------------------------------------------------------------------------------------------
   1,280,000  Cascades, FL Groveland Community Devel. District(1)                            5.300     05/01/2036        846,746
--------------------------------------------------------------------------------------------------------------------------------
   3,400,000  Chapel Creek, FL Community Devel. District Special Assessment(3)               5.500     05/01/2038      1,117,580
--------------------------------------------------------------------------------------------------------------------------------
   1,500,000  City Center, FL Community Devel. District(3)                                   6.000     05/01/2038        640,305
--------------------------------------------------------------------------------------------------------------------------------
   1,675,000  Clearwater Cay, FL Community Devel. District(3)                                5.500     05/01/2037        636,165
--------------------------------------------------------------------------------------------------------------------------------
   1,245,000  Connerton West, FL Community Devel. District(3)                                5.125     05/01/2016        498,249
--------------------------------------------------------------------------------------------------------------------------------
   1,415,000  Copperstone, FL Community Devel. District(1)                                   5.200     05/01/2038        967,733
--------------------------------------------------------------------------------------------------------------------------------
   2,685,000  Cordoba Ranch, FL Community Devel. District Special Assessment(3)              5.550     05/01/2037      1,013,051
--------------------------------------------------------------------------------------------------------------------------------
   4,365,000  Creekside, FL Community Devel. District(3)                                     5.200     05/01/2038      1,828,062
--------------------------------------------------------------------------------------------------------------------------------
     875,000  Crosscreek, FL Community Devel. District                                       5.500     05/01/2017        327,513
--------------------------------------------------------------------------------------------------------------------------------
     415,000  Crosscreek, FL Community Devel. District                                       5.600     05/01/2039        155,335
--------------------------------------------------------------------------------------------------------------------------------
   5,620,000  Cypress Creek of Hillsborough County, FL Community Devel. District(1)          5.350     05/01/2037      2,677,256
--------------------------------------------------------------------------------------------------------------------------------
   1,055,000  Dade County, FL IDA (Miami Cerebral Palsy Residence)(1)                        8.000     06/01/2022        985,992
--------------------------------------------------------------------------------------------------------------------------------
      10,000  Dania, FL Sales Tax(1)                                                         5.000     10/01/2025          9,779
--------------------------------------------------------------------------------------------------------------------------------
      25,000  Destin, FL Community Redevel. Agency (Town Center Area)(1)                     5.300     05/01/2027         18,893
--------------------------------------------------------------------------------------------------------------------------------
   1,815,000  Dupree Lakes, FL Community Devel. District(1)                                  5.375     05/01/2037      1,386,606
--------------------------------------------------------------------------------------------------------------------------------
     915,000  Durbin Crossing, FL Community Devel. District Special Assessment               5.250     11/01/2015        682,343
--------------------------------------------------------------------------------------------------------------------------------
     285,000  East Homestead FL Community Devel. District                                    7.250     05/01/2021        281,224
--------------------------------------------------------------------------------------------------------------------------------
   2,355,000  East Homestead, FL Community Devel. District(1)                                5.375     05/01/2036      1,692,303
--------------------------------------------------------------------------------------------------------------------------------
   1,290,000  East Homestead, FL Community Devel. District(1)                                5.450     05/01/2036      1,052,872
--------------------------------------------------------------------------------------------------------------------------------
      25,000  Enterprise, FL Community Devel. District(1)                                    5.700     05/01/2029         25,056
--------------------------------------------------------------------------------------------------------------------------------
     670,000  Escambia County, FL Health Facilities Authority(1)                             5.950     07/01/2020        686,194
--------------------------------------------------------------------------------------------------------------------------------
   2,345,000  Escambia County, FL Health Facilities Authority (Baptist Manor/Baptist
              Hospital Obligated Group)(1)                                                   6.000     08/15/2036      2,124,898
--------------------------------------------------------------------------------------------------------------------------------
      10,000  Escambia County, FL Utilities Authority(1)                                     6.250     01/01/2015         10,726
--------------------------------------------------------------------------------------------------------------------------------
   7,470,000  Fiddler's Creek, FL Community Devel. District No. 2(3)                         6.000     05/01/2038      2,385,171
--------------------------------------------------------------------------------------------------------------------------------
     300,000  FL Capital Trust Agency (AHF Florida LLC)                                      8.125     10/01/2038         14,415
--------------------------------------------------------------------------------------------------------------------------------
   2,550,000  FL Capital Trust Agency (American Opportunity)(6)                              5.875     06/01/2038        815,414
--------------------------------------------------------------------------------------------------------------------------------
   5,665,000  FL Capital Trust Agency (Atlantic Hsg. Foundation)(3)                          7.000     07/15/2032      2,731,210
--------------------------------------------------------------------------------------------------------------------------------
   1,875,000  FL Capital Trust Agency (Atlantic Hsg. Foundation)(3)                          8.260     07/15/2038        903,338
--------------------------------------------------------------------------------------------------------------------------------
     750,000  FL Capital Trust Agency (Miami Community Charter School)(1)                    7.000     10/15/2040        653,453
--------------------------------------------------------------------------------------------------------------------------------

10 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

  PRINCIPAL
    AMOUNT                                                                                 COUPON       MATURITY        VALUE
--------------------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
--------------------------------------------------------------------------------------------------------------------------------
$ 10,440,000  FL COP (Dept. of Management Services)(2)                                       5.250%    08/01/2028    $10,742,029
--------------------------------------------------------------------------------------------------------------------------------
      20,000  FL Correctional Private Commission (350 Bed Youthful) COP(1)                   5.000     08/01/2017         20,084
--------------------------------------------------------------------------------------------------------------------------------
     225,000  FL Gateway Services Community Devel. District (Sun City Center)(1)             6.500     05/01/2033        202,268
--------------------------------------------------------------------------------------------------------------------------------
   1,250,000  FL Higher Educational Facilities Financial Authority (Bethune-Cookman
              University)(1)                                                                 5.375     07/01/2032      1,242,863
--------------------------------------------------------------------------------------------------------------------------------
   1,100,000  FL Lake Ashton II Community Devel. District(1)                                 5.375     05/01/2036        798,138
--------------------------------------------------------------------------------------------------------------------------------
   1,000,000  FL New Port Tampa Bay Community Devel. District(3)                             5.300     11/01/2012        200,300
--------------------------------------------------------------------------------------------------------------------------------
   7,220,000  FL New Port Tampa Bay Community Devel. District(3)                             5.875     05/01/2038      1,446,166
--------------------------------------------------------------------------------------------------------------------------------
     500,000  FL Parker Road Community Devel. District                                       5.350     05/01/2015        284,800
--------------------------------------------------------------------------------------------------------------------------------
     475,000  FL Parker Road Community Devel. District                                       5.600     05/01/2038        273,591
--------------------------------------------------------------------------------------------------------------------------------
     950,000  FL Principal One Community Devel. District(1)                                  5.650     05/01/2035        831,716
--------------------------------------------------------------------------------------------------------------------------------
      60,000  FL State Board of Education(1)                                                 5.000     06/01/2024         60,056
--------------------------------------------------------------------------------------------------------------------------------
   3,935,000  Flora Ridge, FL Educational Facilities Benefit District(1)                     5.300     05/01/2037      2,894,271
--------------------------------------------------------------------------------------------------------------------------------
   2,065,000  Fontainbleau Lakes, FL Community Devel. District(3)                            6.000     05/01/2015      1,486,181
--------------------------------------------------------------------------------------------------------------------------------
     890,000  Fontainbleau Lakes, FL Community Devel. District(3)                            6.000     05/01/2038        640,533
--------------------------------------------------------------------------------------------------------------------------------
     546,868  Forest Creek, FL Community Devel. District(1,6)                                5.450     05/01/2036        338,243
--------------------------------------------------------------------------------------------------------------------------------
     150,000  Forest Creek, FL Community Devel. District(1)                                  5.450     05/01/2036        124,722
--------------------------------------------------------------------------------------------------------------------------------
  10,000,000  Grand Bay at Doral, FL Community Devel. District(3)                            6.000     05/01/2017      3,402,000
--------------------------------------------------------------------------------------------------------------------------------
   2,895,000  Grand Bay at Doral, FL Community Devel. District(3)                            6.000     05/01/2039        984,879
--------------------------------------------------------------------------------------------------------------------------------
   3,580,000  Greater Lakes/Sawgrass Bay, FL Community Devel. District(3)                    5.500     05/01/2038      1,539,042
--------------------------------------------------------------------------------------------------------------------------------
  16,000,000  Greater Orlando, FL Aviation Authority(2)                                      5.000     10/01/2032     15,771,840
--------------------------------------------------------------------------------------------------------------------------------
   1,650,000  Harrison Ranch, FL Community Devel. District(1)                                5.300     05/01/2038      1,290,350
--------------------------------------------------------------------------------------------------------------------------------
     195,000  Heritage Isles, FL Community Devel. District(3)                                7.100     10/01/2023         68,619
--------------------------------------------------------------------------------------------------------------------------------
   1,215,000  Heritage Plantation, FL Community Devel. District(6)                           5.400     05/01/2037        485,393
--------------------------------------------------------------------------------------------------------------------------------
      10,000  Hialeah, FL Hsg. Authority(1)                                                  5.800     06/20/2033         10,147
--------------------------------------------------------------------------------------------------------------------------------
     310,000  Highland Meadows, FL Community Devel. District Special Assessment,
              Series A(3)                                                                    5.500     05/01/2036        119,248
--------------------------------------------------------------------------------------------------------------------------------
     565,000  Highlands, FL Community Devel. District(3)                                     5.000     05/01/2011        282,105
--------------------------------------------------------------------------------------------------------------------------------
   9,300,000  Highlands, FL Community Devel. District(3)                                     5.550     05/01/2036      4,741,326
--------------------------------------------------------------------------------------------------------------------------------
     745,000  Hillsborough County, FL IDA (Senior Care Group)(1)                             6.750     07/01/2029        669,435
--------------------------------------------------------------------------------------------------------------------------------
      25,000  Hillsborough County, FL IDA (Tampa General Hospital)(1)                        5.400     10/01/2028         23,468
--------------------------------------------------------------------------------------------------------------------------------
   5,000,000  Hillsborough County, FL IDA (University Community Hospital)(1)                 8.000     08/15/2032      6,887,800
--------------------------------------------------------------------------------------------------------------------------------
     855,000  Indigo, FL Community Devel. District                                           5.750     05/01/2036        474,747
--------------------------------------------------------------------------------------------------------------------------------
      35,000  Jacksonville, FL Health Facilities Authority (Daughters of Charity Health
              Services of Austin)(1)                                                         5.250     08/15/2027         35,121
--------------------------------------------------------------------------------------------------------------------------------
      25,000  Jacksonville, FL Sales Tax(1)                                                  5.000     10/01/2030         25,025
--------------------------------------------------------------------------------------------------------------------------------
   5,500,000  Keys Cove, FL Community Devel. District(1)                                     5.500     05/01/2036      4,265,965
--------------------------------------------------------------------------------------------------------------------------------
     220,000  Lake Frances, FL Community Devel. District Special Assessment(3)               5.300     05/01/2037        131,943
--------------------------------------------------------------------------------------------------------------------------------
      75,000  Lakeland, FL Hospital System (Lakeland Regional Medical Center)(1)             5.250     11/15/2025         75,002
--------------------------------------------------------------------------------------------------------------------------------

11 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

  PRINCIPAL
    AMOUNT                                                                                 COUPON       MATURITY        VALUE
--------------------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
--------------------------------------------------------------------------------------------------------------------------------
$    250,000  Lakeside Landings, FL Devel. District(3)                                       5.500%    05/01/2038    $   102,325
--------------------------------------------------------------------------------------------------------------------------------
   4,830,000  Lakewood Ranch, FL Stewardship District(1)                                     5.500     05/01/2036      3,281,261
--------------------------------------------------------------------------------------------------------------------------------
   3,865,000  Lakewood Ranch, FL Stewardship District (Country Club East Investors)(1)       5.400     05/01/2037      2,615,987
--------------------------------------------------------------------------------------------------------------------------------
   4,500,000  Lee County, FL IDA (Cypress Cove Healthpark)(1)                                6.750     10/01/2032      3,184,785
--------------------------------------------------------------------------------------------------------------------------------
     500,000  Legends Bay, FL Community Devel. District                                      5.500     05/01/2014        388,620
--------------------------------------------------------------------------------------------------------------------------------
     500,000  Legends Bay, FL Community Devel. District                                      5.875     05/01/2038        333,645
--------------------------------------------------------------------------------------------------------------------------------
   1,980,000  Lucaya, FL Community Devel. District(1)                                        5.375     05/01/2035      1,495,276
--------------------------------------------------------------------------------------------------------------------------------
     530,000  Madison County, FL Mtg. (Twin Oaks)(1)                                         6.000     07/01/2025        472,553
--------------------------------------------------------------------------------------------------------------------------------
   1,775,000  Magnolia Creek, FL Community Devel. District(3)                                5.900     05/01/2039        851,645
--------------------------------------------------------------------------------------------------------------------------------
   1,400,000  Magnolia West, FL Community Devel. District Special Assessment(1)              5.350     05/01/2037        813,708
--------------------------------------------------------------------------------------------------------------------------------
   8,805,000  Meadow Pines, FL Community Devel. District Special Assessment(1)               6.250     05/01/2034      7,172,201
--------------------------------------------------------------------------------------------------------------------------------
   4,375,000  Mediterranea, FL Community Devel. District Special Assessment(6)               5.600     05/01/2037      2,494,188
--------------------------------------------------------------------------------------------------------------------------------
      50,000  Miami, FL Health Facilities Authority (Catholic Health East)(1)                5.250     11/15/2028         48,549
--------------------------------------------------------------------------------------------------------------------------------
  15,000,000  Miami-Dade County, FL Aviation (Miami International Airport)(2)                5.000     10/01/2041     14,279,700
--------------------------------------------------------------------------------------------------------------------------------
   7,140,000  Miromar Lakes, FL Community Devel. District(1)                                 6.875     05/01/2035      5,588,978
--------------------------------------------------------------------------------------------------------------------------------
   3,380,000  Miromar Lakes, FL Community Devel. District(1)                                 7.375     05/01/2032      2,882,532
--------------------------------------------------------------------------------------------------------------------------------
   3,730,000  Monterey/Congress, FL Community Devel. District Special Assessment(1)          5.375     05/01/2036      2,783,848
--------------------------------------------------------------------------------------------------------------------------------
   9,215,000  Moody River, FL Estates Community Devel. District(1)                           5.350     05/01/2036      5,396,396
--------------------------------------------------------------------------------------------------------------------------------
  10,655,000  Myrtle Creek, FL Improvement District Special Assessment(1)                    5.200     05/01/2037      7,726,899
--------------------------------------------------------------------------------------------------------------------------------
     210,000  Naples, FL Hospital Revenue (Naples Community Hospital)(1)                     5.250     10/01/2014        210,554
--------------------------------------------------------------------------------------------------------------------------------
     580,000  Naturewalk, FL Community Devel. District(6)                                    0.000     05/01/2016        289,942
--------------------------------------------------------------------------------------------------------------------------------
     485,000  Naturewalk, FL Community Devel. District                                       0.000     05/01/2038        242,452
--------------------------------------------------------------------------------------------------------------------------------
     460,000  Oak Creek, FL Community Devel. District Special Assessment(1)                  5.800     05/01/2035        357,567
--------------------------------------------------------------------------------------------------------------------------------
   7,340,000  Oakland, FL Charter School(1)                                                  6.950     12/01/2032      6,649,673
--------------------------------------------------------------------------------------------------------------------------------
   1,345,000  Oakmont Grove, FL Community Devel. District Special Assessment(3)              5.250     05/01/2012        469,136
--------------------------------------------------------------------------------------------------------------------------------
     500,000  Oakmont Grove, FL Community Devel. District Special Assessment(3)              5.400     05/01/2038        174,400
--------------------------------------------------------------------------------------------------------------------------------
     300,000  Orange County, FL Health Facilities Authority (GF Orlando/CFGH Obligated
              Group)(1)                                                                      8.875     07/01/2021        304,203
--------------------------------------------------------------------------------------------------------------------------------
     800,000  Orange County, FL Health Facilities Authority (GF Orlando/CFGH Obligated
              Group)(1)                                                                      9.000     07/01/2031        811,552
--------------------------------------------------------------------------------------------------------------------------------
     250,000  Orange County, FL Health Facilities Authority (Orlando Lutheran Tower)(1)      5.500     07/01/2032        199,340
--------------------------------------------------------------------------------------------------------------------------------
  10,000,000  Orange County, FL School Board COP(2)                                          5.500     08/01/2034     10,098,100
--------------------------------------------------------------------------------------------------------------------------------
   1,250,000  Palm Bay, FL Educational Facilities (Patriot Charter School)(3)                7.000     07/01/2036        622,813
--------------------------------------------------------------------------------------------------------------------------------

12 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS April 29, 2011* (Unaudited)

  PRINCIPAL
    AMOUNT                                                                                 COUPON       MATURITY        VALUE
---------------------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
---------------------------------------------------------------------------------------------------------------------------------
$     50,000  Palm Beach County Plantation, FL Community Devel. District Special
              Assessment(1)                                                                  6.250%    05/01/2034    $    49,103
---------------------------------------------------------------------------------------------------------------------------------
     125,000  Palm Beach County, FL Health Facilities Authority (Boca Raton Community
              Hospital)(1)                                                                   5.500     12/01/2021        116,344
---------------------------------------------------------------------------------------------------------------------------------
      25,000  Palm Beach County, FL Health Facilities Authority (Boca Raton Community
              Hospital)(1)                                                                   5.625     12/01/2031         21,944
---------------------------------------------------------------------------------------------------------------------------------
   2,005,000  Palm Coast Park, FL Community Devel. District Special Assessment(1)            5.700     05/01/2037      1,169,496
---------------------------------------------------------------------------------------------------------------------------------
   1,160,000  Palm Glades, FL Community Devel. District(1)                                   4.850     08/01/2011        823,020
---------------------------------------------------------------------------------------------------------------------------------
   2,300,000  Palm Glades, FL Community Devel. District(1)                                   5.300     05/01/2036      1,679,506
---------------------------------------------------------------------------------------------------------------------------------
     460,000  Palm River, FL Community Devel. District(3)                                    5.150     05/01/2013        182,666
---------------------------------------------------------------------------------------------------------------------------------
     510,000  Palm River, FL Community Devel. District(3)                                    5.375     05/01/2036        202,521
---------------------------------------------------------------------------------------------------------------------------------
   4,425,000  Palma Sola Trace, FL Community Devel. District(1)                              5.750     05/01/2035      3,640,580
---------------------------------------------------------------------------------------------------------------------------------
   2,395,000  Parkway Center, FL Community Devel. District, Series A(1)                      6.125     05/01/2024      1,983,659
---------------------------------------------------------------------------------------------------------------------------------
   2,205,000  Parkway Center, FL Community Devel. District, Series A(1)                      6.300     05/01/2034      1,661,490
---------------------------------------------------------------------------------------------------------------------------------
   1,400,000  Pine Ridge Plantation, FL Community Devel. District(3)                         5.400     05/01/2037        881,846
---------------------------------------------------------------------------------------------------------------------------------
   1,400,000  Pinellas County, FL Health Facility Authority (St. Mark Village)(1)            5.650     05/01/2037      1,106,350
---------------------------------------------------------------------------------------------------------------------------------
     430,000  Poinciana West, FL Community Devel. District Special Assessment(1)             6.000     05/01/2037        352,067
---------------------------------------------------------------------------------------------------------------------------------
      25,000  Port Everglades, FL Authority, Series A(1)                                     5.000     09/01/2016         26,017
---------------------------------------------------------------------------------------------------------------------------------
     365,000  Port St. Lucie, FL Special Assessment (Peacock & Lowry)(1)                     5.350     07/01/2027        292,135
---------------------------------------------------------------------------------------------------------------------------------
     640,000  Portico, FL Community Devel. District(1)                                       5.450     05/01/2037        297,037
---------------------------------------------------------------------------------------------------------------------------------
   2,670,000  Portofino Cove, FL Community Devel. District Special Assessment(3)             5.250     05/01/2012      1,055,184
---------------------------------------------------------------------------------------------------------------------------------
     440,000  Portofino Cove, FL Community Devel. District Special Assessment(3)             5.500     05/01/2038        173,888
---------------------------------------------------------------------------------------------------------------------------------
     285,000  Portofino Landings, FL Community Devel. District Special Assessment(3)         5.200     05/01/2017        112,632
---------------------------------------------------------------------------------------------------------------------------------
     980,000  Portofino Landings, FL Community Devel. District Special Assessment(3)         5.400     05/01/2038        387,296
---------------------------------------------------------------------------------------------------------------------------------
  17,370,000  Quarry, FL Community Devel. District(1)                                        5.500     05/01/2036     13,172,887
---------------------------------------------------------------------------------------------------------------------------------
  10,655,000  Renaissance Commons, FL Community Devel. District, Series A(1)                 5.600     05/01/2036      8,246,224
---------------------------------------------------------------------------------------------------------------------------------
   1,710,000  Reunion East, FL Community Devel. District(6)                                  5.800     05/01/2036        835,164
---------------------------------------------------------------------------------------------------------------------------------
   6,025,000  Reunion East, FL Community Devel. District, Series A                           7.375     05/01/2033      4,118,449
---------------------------------------------------------------------------------------------------------------------------------
   2,405,000  Reunion West, FL Community Devel. District(3)                                  6.250     05/01/2036      1,234,655
---------------------------------------------------------------------------------------------------------------------------------
   1,470,000  Ridgewood Trails, FL Community Devel. District(6)                              5.650     05/01/2038        742,056
---------------------------------------------------------------------------------------------------------------------------------
   2,500,000  River Glen, FL Community Devel. District Special Assessment(3)                 5.450     05/01/2038        970,550
---------------------------------------------------------------------------------------------------------------------------------
   1,165,000  Riverwood Estates, FL Community Devel. District Special Assessment(3)          5.350     05/01/2037        200,380
---------------------------------------------------------------------------------------------------------------------------------
     160,000  Rolling Hills, FL Community Devel. District(1)                                 5.450     05/01/2037         87,818
---------------------------------------------------------------------------------------------------------------------------------
     400,000  Santa Rosa Bay, FL Bridge Authority                                            6.250     07/01/2028        156,820
---------------------------------------------------------------------------------------------------------------------------------

13 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                   COUPON                 MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
-----------------------------------------------------------------------------------------------------------------
$ 4,535,000     Sarasota County, FL Educational
                Facilities (School of Arts &
                Sciences)(1)                                 6.500%               07/01/2040          $4,019,688
-----------------------------------------------------------------------------------------------------------------
  3,445,000     Sarasota County, FL Educational
                Facilities (School of Arts &
                Sciences)(1)                                 6.750                07/01/2030           3,279,571
-----------------------------------------------------------------------------------------------------------------
 23,750,000     Sarasota, FL National Community
                Devel. District Special
                Assessment(3)                                5.300                05/01/2039           4,574,250
-----------------------------------------------------------------------------------------------------------------
  2,285,000     Shingle Creek, FL Community
                Devel. District(3)                           6.100                05/01/2025             895,263
-----------------------------------------------------------------------------------------------------------------
  6,340,000     Shingle Creek, FL Community
                Devel. District(3)                           6.125                05/01/2037           2,484,012
-----------------------------------------------------------------------------------------------------------------
  2,875,000     Six Mile Creek, FL Community
                Devel. District(7)                           5.875                05/01/2038             932,075
-----------------------------------------------------------------------------------------------------------------
  1,985,000     South Bay, FL Community Devel.
                 District(3)                                 5.125                11/01/2009             634,009
-----------------------------------------------------------------------------------------------------------------
  3,750,000     South Bay, FL Community Devel.
                District(3)                                  5.375                05/01/2013             813,375
-----------------------------------------------------------------------------------------------------------------
  5,400,000     South Bay, FL Community Devel.
                District(3)                                  5.950                05/01/2036           1,724,760
-----------------------------------------------------------------------------------------------------------------
  5,000,000     South Miami, FL Health
                Facilities Authority
                (BHSF/BHM/HH/SMH Obligated
                Group)(1)                                    5.000                08/15/2037           4,531,950
-----------------------------------------------------------------------------------------------------------------
  2,725,000     St. John's Forest, FL Community
                Devel. District,
                Series A(1)                                  6.125                05/01/2034           2,232,974
-----------------------------------------------------------------------------------------------------------------
  1,500,000     St. Johns County, FL IDA
                (Presbyterian Retirement)(1)                 6.000                08/01/2045           1,353,960
-----------------------------------------------------------------------------------------------------------------
    400,000     St. Johns County, FL IDA (St.
                John's County Welfare
                Federation)(1)                               5.250                10/01/2041             274,448
-----------------------------------------------------------------------------------------------------------------
    805,000     Stonegate, FL Community Devel.
                District(1)                                  6.000                05/01/2024             778,234
-----------------------------------------------------------------------------------------------------------------
    995,000     Stonegate, FL Community Devel.
                District(1)                                  6.125                05/01/2034             934,992
-----------------------------------------------------------------------------------------------------------------
  2,520,000     Stoneybrook, FL South Community
                Devel. District(6)                           5.800                05/01/2039           1,084,356
-----------------------------------------------------------------------------------------------------------------
    695,000     Summerville, FL Community Devel.
                 District(3)                                 5.500                05/01/2036             313,508
-----------------------------------------------------------------------------------------------------------------
  1,900,000     Sweetwater Creek, FL Community
                Devel. District(7)                           5.500                05/01/2038             854,050
-----------------------------------------------------------------------------------------------------------------
    105,000     Tavares, FL Water & Sewer(1)                 5.500                10/01/2030             105,020
-----------------------------------------------------------------------------------------------------------------
  6,020,000     Tern Bay, FL Community Devel.
                District(3)                                  5.000                05/01/2015           1,485,736
-----------------------------------------------------------------------------------------------------------------
    500,000     Tern Bay, FL Community Devel.
                District(3)                                  5.375                05/01/2037             123,400
-----------------------------------------------------------------------------------------------------------------
  4,665,000     Town Center, FL at Palm Coast
                Community Devel. District(1)                 6.000                05/01/2036           3,052,123
-----------------------------------------------------------------------------------------------------------------
    230,000     Turnbull Creek, FL Community
                Devel. District Special Assessment(1)        5.250                05/01/2037             141,689
-----------------------------------------------------------------------------------------------------------------
  8,965,000     Turnbull Creek, FL Community
                Devel. District Special
                Assessment(1)                                5.800                05/01/2035           6,786,326
-----------------------------------------------------------------------------------------------------------------
  8,860,000     Two Creeks, FL Community Devel.
                District(1)                                  5.250                05/01/2037           5,512,072
-----------------------------------------------------------------------------------------------------------------
  5,550,000     Verandah East, FL Community
                Devel. District(1)                           5.400                05/01/2037           3,090,518
-----------------------------------------------------------------------------------------------------------------
  4,290,000     Verandah, FL Community Devel
                District(1)                                  5.250                05/01/2036           3,146,286
-----------------------------------------------------------------------------------------------------------------
  1,035,000     Verano Center, FL Community
                Devel. District(1)                           5.375                05/01/2037             563,433
-----------------------------------------------------------------------------------------------------------------
  8,935,000     Verona Walk, FL Community Devel.
                District(1)                                  5.375                05/01/2037           6,568,029
-----------------------------------------------------------------------------------------------------------------
  1,000,000     Villa Portofino East, FL
                Community Devel. District(1)                 5.200                05/01/2037             723,440
-----------------------------------------------------------------------------------------------------------------
  2,565,000     Villa Vizcaya, FL Community
                Devel. District Special
                Assessment(3)                                5.350                05/01/2017           1,290,965
-----------------------------------------------------------------------------------------------------------------
    420,000     Villa Vizcaya, FL Community
                Devel. District Special
                Assessment(3)                                5.550                05/01/2039             211,378
-----------------------------------------------------------------------------------------------------------------
  1,575,000     Villages of Westport, FL
                Community Devel. District                    5.700                05/01/2035             886,158
-----------------------------------------------------------------------------------------------------------------
  6,680,000     Villagewalk of Bonita Springs,
                FL Community Devel. District(1)              5.150                05/01/2038           4,087,559
-----------------------------------------------------------------------------------------------------------------

14 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

 PRINCIPAL
   AMOUNT                                         COUPON            MATURITY       VALUE
-------------------------------------------------------------------------------------------
FLORIDA CONTINUED
-------------------------------------------------------------------------------------------
$ 4,860,000  Vista, FL Community Devel.
             District Special Assessment(1)        5.375%         05/01/2037    $3,694,864
-------------------------------------------------------------------------------------------
  1,500,000  Waterford Estates, FL Community
             Devel. District Special
             Assessment(3)                         5.125          05/01/2013       445,500
-------------------------------------------------------------------------------------------
  2,470,000  Waterford Estates, FL Community
             Devel. District Special
             Assessment(3)                         5.500          05/01/2037       733,590
-------------------------------------------------------------------------------------------
  1,250,000  Watergrass, FL Community Devel.
             District Special Assessment(1)        5.125          11/01/2014       791,713
-------------------------------------------------------------------------------------------
    780,000  Watergrass, FL Community Devel.
             District Special Assessment(1)        5.375          05/01/2039       384,244
-------------------------------------------------------------------------------------------
  5,755,000  Watergrass, FL Community Devel.
             District Special Assessment(1)        5.500          05/01/2036     2,947,481
-------------------------------------------------------------------------------------------
  3,126,156  Watergrass, FL Community Devel.
             District Special Assessment(1)        6.960          11/01/2017     2,824,857
-------------------------------------------------------------------------------------------
    950,000  Waterlefe, FL Community Devel.
             District Golf Course(3)               8.125          10/01/2025         7,885
-------------------------------------------------------------------------------------------
  6,390,000  Waters Edge, FL Community Devel.
             District(1)                           5.300          05/01/2036     5,186,380
-------------------------------------------------------------------------------------------
    805,000  Waters Edge, FL Community Devel.
             District(3)                           5.350          05/01/2039       354,039
-------------------------------------------------------------------------------------------
    250,000  Waters Edge, FL Community Devel.
             District(3)                           5.400          05/01/2039       109,950
-------------------------------------------------------------------------------------------
  1,785,000  Waterstone, FL Community Devel.
             District(3)                           5.500          05/01/2018       713,108
-------------------------------------------------------------------------------------------
    540,000  West Villages, FL Improvement
             District                              5.350          05/01/2015       414,785
-------------------------------------------------------------------------------------------
  3,950,000  West Villages, FL Improvement
             District(3)                           5.500          05/01/2037     1,759,449
-------------------------------------------------------------------------------------------
  3,300,000  West Villages, FL Improvement
             District                              5.500          05/01/2038     1,537,074
-------------------------------------------------------------------------------------------
  7,350,000  West Villages, FL Improvement
             District                              5.800          05/01/2036     3,712,338
-------------------------------------------------------------------------------------------
  4,925,000  Westridge, FL Community Devel.
             District(3)                           5.800          05/01/2037     1,868,053
-------------------------------------------------------------------------------------------
  5,840,000  Westside, FL Community Devel.
             District(3)                           5.650          05/01/2037     2,383,187
-------------------------------------------------------------------------------------------
    690,000  World Commerce, FL Community
             Devel. District Special
             Assessment(3)                         5.500          05/01/2038       218,737
-------------------------------------------------------------------------------------------
  5,240,000  World Commerce, FL Community
             Devel. District Special
             Assessment(1)                         6.125          05/01/2035     4,337,986
-------------------------------------------------------------------------------------------
  2,800,000  World Commerce, FL Community
             Devel. District Special
             Assessment(3)                         6.500          05/01/2036       887,012
-------------------------------------------------------------------------------------------
  2,250,000  Wyld Palms, FL Community Devel.
             District(3)                           5.400          05/01/2015       694,575
-------------------------------------------------------------------------------------------
  1,445,000  Wyld Palms, FL Community Devel.
             District(3)                           5.500          05/01/2038       446,072
-------------------------------------------------------------------------------------------
    450,000  Zephyr Ridge, FL Community
             Devel. District(3)                    5.250          05/01/2013       178,560
-------------------------------------------------------------------------------------------
    990,000  Zephyr Ridge, FL Community
             Devel. District(3)                    5.625          05/01/2037       392,832
                                                                               -----------
                                                                               346,210,357
GEORGIA--2.0%
 12,990,000  Atlanta, GA Devel. Authority
             Student Hsg. (Clark Atlanta
             University)                           6.000          07/01/2036     6,884,440
-------------------------------------------------------------------------------------------
  2,470,000  Atlanta, GA Devel. Authority
             Student Hsg. (Clark Atlanta
             University)                           6.250          07/01/2036     1,309,051
-------------------------------------------------------------------------------------------
     10,000  Atlanta, GA HDC (Bedford
             Tower)(1)                             6.250          01/01/2015        10,028
-------------------------------------------------------------------------------------------
    255,000  Atlanta, GA Tax Allocation
             (Beltline)(1)                         7.500          01/01/2031       257,175
-------------------------------------------------------------------------------------------
  1,000,000  Chatham County, GA Hospital
             Authority (Memorial Health
             University Medical Center)(1)         5.375          01/01/2026       877,340
-------------------------------------------------------------------------------------------

15 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

 PRINCIPAL
  AMOUNT                                         COUPON           MATURITY        VALUE
------------------------------------------------------------------------------------------
GEORGIA CONTINUED
------------------------------------------------------------------------------------------
$  250,000  Chatham County, GA Hospital
            Authority (Memorial Health
            University Medical Center)(1)         5.500%         01/01/2034    $  204,735
------------------------------------------------------------------------------------------
    10,000  Clark County, GA Hospital
            Authority (Athens Regional
            Medical)(1)                           5.250          01/01/2029        10,000
------------------------------------------------------------------------------------------
    15,000  Dalton, GA Devel. Authority
            (Hamilton Health Care System)(1)      5.000          08/15/2028        13,207
------------------------------------------------------------------------------------------
    30,000  Dalton, GA Devel. Authority
            (Hamilton Health Care
            System/Hamilton Medical Center
            Obligated Group)(1)                   5.375          08/15/2016        30,028
------------------------------------------------------------------------------------------
 8,470,000  DeKalb County, GA Devel.
            Authority Public Purpose(1)           5.500          12/10/2023     7,928,344
------------------------------------------------------------------------------------------
    10,000  DeKalb County, GA Hsg. Authority
            (Spring Chase Apartments)(1)          5.400          11/01/2030        10,002
------------------------------------------------------------------------------------------
 3,540,000  East Point, GA (Camp Creek),
            Series B(1)                           8.000          02/01/2026     3,556,426
------------------------------------------------------------------------------------------
 5,275,000  East Point, GA (Camp Creek),
            Series B(1)                           8.000          02/01/2026     5,299,476
------------------------------------------------------------------------------------------
   100,000  Fulton County, GA Hospital
            Authority (Northside
            Hospital)(1)                          5.125          10/01/2016       100,058
------------------------------------------------------------------------------------------
    10,000  Fulton County, GA Hospital
            Authority (Northside Hospital)        5.375          10/01/2012        10,018
------------------------------------------------------------------------------------------
 3,000,000  Fulton County, GA Residential
            Care Facilities (Lenbrook Square
            Foundation)(1)                        5.125          07/01/2042     1,808,760
------------------------------------------------------------------------------------------
 5,000,000  GA Environmental Loan
            Acquisition Corp. (Local Water
            Authority)(1)                         5.125          03/15/2031     5,048,650
------------------------------------------------------------------------------------------
 5,000,000  GA Main Street Natural Gas(1)         5.500          09/15/2026     4,731,650
------------------------------------------------------------------------------------------
    25,000  GA Municipal Electric
            Authority(1)                          6.600          01/01/2018        28,718
------------------------------------------------------------------------------------------
   125,000  GA Private Colleges & University
            Authority (Mercer University)(1)      5.375          06/01/2031       111,396
------------------------------------------------------------------------------------------
   775,000  Northwestern Gwinnett County, GA
            Facilities Corp. COP (Dept. of
            Motor Vehicle Safety)(1)              5.000          06/15/2021       796,940
------------------------------------------------------------------------------------------
   500,000  Savannah, GA EDA (Skidway Health
            & Living Services)(1)                 7.400          01/01/2024       489,890
------------------------------------------------------------------------------------------
    25,000  Ware County, GA Hospital
            Authority (Southeast Health
            Unit)(1)                              6.625          03/01/2017        25,185
                                                                               ----------
                                                                               39,541,517
HAWAII--0.0%
   750,000  HI Dept. of Budget & Finance
            Special Purpose (15 Craigside)        9.000          11/15/2044       813,105

IDAHO--0.3%
 1,000,000  ID Hsg. & Finance Assoc.
            (Compass Public Charter
            School)(1)                            6.250          07/01/2045       850,950
------------------------------------------------------------------------------------------
    55,000  ID Hsg. Agency (Multifamily
            Hsg.)(1)                              6.700          07/01/2024        55,056
------------------------------------------------------------------------------------------
     5,000  ID Hsg. Agency (Single Family
            Mtg.)                                 5.800          07/01/2025         5,003
------------------------------------------------------------------------------------------
 5,360,000  Pocatello, ID Devel. Authority
            Revenue Allocation Tax
            Increment, Series A(1)                6.000          08/01/2028     4,326,860
------------------------------------------------------------------------------------------
 1,065,000  Twin Falls, ID Urban Renewal
            Agency, Series A(1)                   5.450          08/01/2022     1,032,773
                                                                               ----------
                                                                                6,270,642

16 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

  PRINCIPAL
   AMOUNT                                         COUPON           MATURITY         VALUE
--------------------------------------------------------------------------------------------
ILLINOIS--13.0%
--------------------------------------------------------------------------------------------
$   600,000  Annawan, IL Tax Increment
             (Patriot Renewable Fuels)(1)          5.625%         01/01/2018    $   485,340
--------------------------------------------------------------------------------------------
  1,825,000  Bedford Park, IL Tax(1)               5.125          12/30/2018      1,658,177
--------------------------------------------------------------------------------------------
    500,000  Bourbonnais, IL Industrial
             (Olivet Nazarene University)(1)       6.000          11/01/2035        497,455
--------------------------------------------------------------------------------------------
    235,000  Chicago, IL Midway Airport,
             Series B(1)                           5.000          01/01/2035        212,339
--------------------------------------------------------------------------------------------
  6,000,000  Chicago, IL Park District
             (Harbor Facilities)(2)                5.250          01/01/2037      6,008,580
--------------------------------------------------------------------------------------------
 10,000,000  Chicago, IL Park District
             (Harbor Facilities)(2)                5.250          01/01/2040      9,999,200
--------------------------------------------------------------------------------------------
  2,400,000  Cook County, IL Community School
             District GO(1)                        7.125          06/01/2024      2,411,544
--------------------------------------------------------------------------------------------
    949,000  Cortland, IL Special Tax
             (Sheaffer System)                     5.500          03/01/2017        598,914
--------------------------------------------------------------------------------------------
    395,000  Country Club Hills, IL GO(1)          5.000          12/01/2026        330,627
--------------------------------------------------------------------------------------------
    410,000  Country Club Hills, IL GO(1)          5.000          12/01/2027        339,373
--------------------------------------------------------------------------------------------
    435,000  Country Club Hills, IL GO(1)          5.000          12/01/2028        355,730
--------------------------------------------------------------------------------------------
    455,000  Country Club Hills, IL GO(1)          5.000          12/01/2029        367,226
--------------------------------------------------------------------------------------------
    475,000  Country Club Hills, IL GO(1)          5.000          12/01/2030        378,808
--------------------------------------------------------------------------------------------
    500,000  Country Club Hills, IL GO(1)          5.000          12/01/2031        394,505
--------------------------------------------------------------------------------------------
  1,040,000  Country Club Hills, IL GO(1)          5.000          12/01/2032        810,066
--------------------------------------------------------------------------------------------
    168,000  Du Page County, IL Special
              Service Area No. 31 Special Tax
             (Monarch Landing)(1)                  5.400          03/01/2016        160,616
--------------------------------------------------------------------------------------------
    320,000  Du Page County, IL Special
             Service Area No. 31 Special Tax
             (Monarch Landing)(1)                  5.625          03/01/2036        240,982
--------------------------------------------------------------------------------------------
  1,250,000  Gilberts, IL Special Service
             Area No. 19 Special Tax
             (Conservancy)(3)                      5.375          03/01/2016        562,625
--------------------------------------------------------------------------------------------
  2,225,000  Harvey, IL GO                         5.500          12/01/2027      1,763,602
--------------------------------------------------------------------------------------------
  1,000,000  Harvey, IL GO                         5.625          12/01/2032        770,250
--------------------------------------------------------------------------------------------
  5,700,000  Harvey, IL Hotel Motel Tax &
             Sales (Hotel & Conference
             Center)(1)                            6.875          08/01/2028      4,248,267
--------------------------------------------------------------------------------------------
     65,000  IL Devel. Finance Authority
             (Community Rehabilitation
             Providers)(1)                         5.700          07/01/2019         58,232
--------------------------------------------------------------------------------------------
  2,200,000  IL Educational Facilities
             Authority (Robert Morris
             College)(1)                           5.800          06/01/2030      2,166,208
--------------------------------------------------------------------------------------------
  1,920,000  IL Finance Authority (Bethel
             Terrace Apartments)(1)                5.125          09/01/2025      1,662,259
--------------------------------------------------------------------------------------------
  3,750,000  IL Finance Authority (Franciscan
             Communities)(1)                       5.500          05/15/2027      2,973,825
--------------------------------------------------------------------------------------------
    750,000  IL Finance Authority (Franciscan
             Communities)(1)                       5.500          05/15/2037        539,663
--------------------------------------------------------------------------------------------
  1,010,000  IL Finance Authority (Illinois
             Institute of Technology)(1)           5.000          04/01/2026        725,776
--------------------------------------------------------------------------------------------
 14,660,000  IL Finance Authority (Illinois
             Institute of Technology)(1)           5.000          04/01/2031     10,102,792
--------------------------------------------------------------------------------------------
  1,000,000  IL Finance Authority (Illinois
             Institute of Technology)(1)           5.000          04/01/2036        675,080
--------------------------------------------------------------------------------------------
    155,000  IL Finance Authority (Illinois
             Institute of Technology)(1)           6.500          02/01/2023        142,780
--------------------------------------------------------------------------------------------
  2,215,000  IL Finance Authority (Illinois
             Institute of Technology)(1)           7.125          02/01/2034      2,030,247
--------------------------------------------------------------------------------------------
    500,000  IL Finance Authority (Luther
             Oaks)(1)                              5.700          08/15/2028        389,695
--------------------------------------------------------------------------------------------
    500,000  IL Finance Authority (Luther
             Oaks)(1)                              6.000          08/15/2039        379,585
--------------------------------------------------------------------------------------------

17 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

 PRINCIPAL
  AMOUNT                                               COUPON           MATURITY        VALUE
-------------------------------------------------------------------------------------------------
ILLINOIS CONTINUED
-------------------------------------------------------------------------------------------------
$ 1,000,000  IL Finance Authority (Lutheran
             Social Services of
             Illinois/Vesper Management Corp.
             Obligated Group)(1)                        5.125%         08/15/2028    $   721,210
-------------------------------------------------------------------------------------------------
  2,108,612  IL Finance Authority (Monarch
             Landing)(6,8)                              7.000          12/01/2027             21
-------------------------------------------------------------------------------------------------
  3,584,640  IL Finance Authority (Monarch
             Landing)(6,8)                              7.000          12/01/2037             36
-------------------------------------------------------------------------------------------------
  1,750,000  IL Finance Authority (Noble
             Network Charter Schools)(1)                5.000          09/01/2027      1,328,110
-------------------------------------------------------------------------------------------------
  2,000,000  IL Finance Authority (Noble
             Network Charter Schools)(1)                5.000          09/01/2031      1,433,280
-------------------------------------------------------------------------------------------------
  2,745,000  IL Finance Authority (Noble
             Network Charter Schools)(1)                5.000          09/01/2032      1,947,440
-------------------------------------------------------------------------------------------------
 20,000,000  IL Finance Authority
             (Northwestern Memorial
             Hospital)(2)                               6.000          08/15/2039     20,751,200
-------------------------------------------------------------------------------------------------
    100,000  IL Finance Authority
             (Northwestern Memorial
             Hospital)(1)                               6.000          08/15/2039        101,689
-------------------------------------------------------------------------------------------------
 10,190,000  IL Finance Authority (Provena
             Health)(1)                                 7.750          08/15/2034     10,981,763
-------------------------------------------------------------------------------------------------
 15,000,000  IL Finance Authority
             (Resurrection Health Care)(2)              5.250          05/15/2029     14,408,100
-------------------------------------------------------------------------------------------------
  5,000,000  IL Finance Authority
             (Resurrection Health)(1)                   6.125          05/15/2025      5,008,600
-------------------------------------------------------------------------------------------------
  3,250,000  IL Finance Authority (Roosevelt
             University)(1)                             5.500          04/01/2032      2,953,340
-------------------------------------------------------------------------------------------------
  1,000,000  IL Finance Authority (Roosevelt
             University)(1)                             5.500          04/01/2037        886,790
-------------------------------------------------------------------------------------------------
  5,495,000  IL Finance Authority (Roosevelt
             University)(1)                             5.750          04/01/2024      5,435,544
-------------------------------------------------------------------------------------------------
 28,415,000  IL Finance Authority (Roosevelt
             University)(1)                             6.500          04/01/2039     27,762,592
-------------------------------------------------------------------------------------------------
  5,755,000  IL Finance Authority (Roosevelt
             University)(1)                             6.500          04/01/2044      5,761,964
-------------------------------------------------------------------------------------------------
  3,750,000  IL Finance Authority
             (Sedgebrook)(6,8)                          6.000          11/15/2027         94,125
-------------------------------------------------------------------------------------------------
 10,000,000  IL Finance Authority
             (Sedgebrook)(6,8)                          6.000          11/15/2037        251,000
-------------------------------------------------------------------------------------------------
 10,000,000  IL Finance Authority
             (Sedgebrook)(6,8)                          6.000          11/15/2042        251,000
-------------------------------------------------------------------------------------------------
 10,645,000  IL Finance Authority (Silver
             Cross Hospital and Medical Centers)(1)     7.000          08/15/2044     10,663,309
-------------------------------------------------------------------------------------------------
  4,765,000  IL Finance Authority (Swedish
             Covenant Hospital)(1)                      5.750          08/15/2029      4,602,514
-------------------------------------------------------------------------------------------------
  1,500,000  IL Finance Authority (The New
             Admiral at the Lake)(1)                    8.000          05/15/2040      1,422,600
-------------------------------------------------------------------------------------------------
  2,000,000  IL Finance Authority (The New
             Admiral at the Lake)(1)                    8.000          05/15/2046      1,892,820
-------------------------------------------------------------------------------------------------
  3,000,000  IL Finance Authority Student
             Hsg. (MJH Education
             Assistance)(3)                             5.125          06/01/2035      1,645,320
-------------------------------------------------------------------------------------------------
  5,000,000  IL Health Facilities Authority
             (Covenant Retirement
             Communities)(1)                            5.625          12/01/2032      4,479,800
-------------------------------------------------------------------------------------------------
     60,000  IL Health Facilities Authority
             (Decatur Memorial Hospital)(1)             5.375          11/15/2021         60,030
-------------------------------------------------------------------------------------------------
     70,000  IL Health Facilities Authority
             (EMH/EMHH/EMHS Obligated
             Group)(1)                                  5.625          01/01/2028         65,433
-------------------------------------------------------------------------------------------------
     10,000  IL Health Facilities Authority
             (Holy Family Medical Center)(1)            5.000          08/15/2027          7,957
-------------------------------------------------------------------------------------------------
     35,000  IL Health Facilities Authority
             (Holy Family Medical Center)(1)            5.125          08/15/2022         30,426
-------------------------------------------------------------------------------------------------
     75,000  IL Health Facilities Authority
             (Loyola University)(1)                     5.000          07/01/2024         69,293
-------------------------------------------------------------------------------------------------
     15,000  IL Health Facilities Authority
             (Northwestern Medical Faculty
             Foundation)(1)                             5.125          11/15/2028         13,602
-------------------------------------------------------------------------------------------------

18 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                COUPON        MATURITY         VALUE
-------------------------------------------------------------------------------------------------
ILLINOIS CONTINUED
-------------------------------------------------------------------------------------------------
$      80,000        IL Health Facilities Authority
                     (Rockford Memorial
                     Hospital/Rockford Memorial
                     Health Services Corp. Obligated
                     Group)(1)                           5.000%      08/15/2021      $    69,401
-------------------------------------------------------------------------------------------------
    5,680,000        IL Health Facilities Authority
                     (Sherman Health System)(1)          5.250       08/01/2022        5,439,679
-------------------------------------------------------------------------------------------------
   25,000,000        IL Metropolitan Pier &
                     Exposition Authority (McCormick
                     Place Exposition)(2)                5.250       06/15/2050       22,370,750
-------------------------------------------------------------------------------------------------
   15,000,000        IL Metropolitan Pier &
                     Exposition Authority (McCormick
                     Place Exposition)(2)                5.500       06/15/2050       13,989,450
-------------------------------------------------------------------------------------------------
      330,000        IL Metropolitan Pier &
                     Exposition Authority (McCormick
                     Place Exposition)(1)               5.500        06/15/2050          307,768
-------------------------------------------------------------------------------------------------
       50,000        Lake County, IL HFC, Series A(1)    6.700       11/01/2014           50,157
-------------------------------------------------------------------------------------------------
    4,431,000        Lakemoor Village, IL Special
                     Tax(1)                              5.000       03/01/2027        3,630,806
-------------------------------------------------------------------------------------------------
    2,725,000        Lincolnshire, IL Special Service
                      Area No. 1 Special Tax
                     (Sedgebrook)(1)                     6.250       03/01/2034        2,285,049
-------------------------------------------------------------------------------------------------
      500,000        Lombard, IL Public Facilities
                     Corp. (Conference Center &
                     Hotel)                              5.500       01/01/2036          335,125
-------------------------------------------------------------------------------------------------
    1,455,000        Manhattan, IL Special Service
                     Area Special Tax (Groebe Farm-
                     Stonegate)(3)                       6.125       03/01/2040          582,146
-------------------------------------------------------------------------------------------------
      480,000        Markham, IL GO(1)                   5.750       02/01/2028          450,504
-------------------------------------------------------------------------------------------------
    1,185,000        Plano, IL Special Service Area
                     No. 5(1)                            6.000       03/01/2036          948,995
-------------------------------------------------------------------------------------------------
    3,000,000        Railsplitter IL Tobacco
                     Settlement Authority                6.000       06/01/2028        2,897,310
-------------------------------------------------------------------------------------------------
      500,000        Southwestern IL Devel. Authority
                      (Eden Retirement Center)(1)        5.850       12/01/2036          329,945
-------------------------------------------------------------------------------------------------
    5,200,000        Southwestern IL Devel. Authority
                      (Local Government Programming)(1)  7.000       10/01/2022        4,862,728
-------------------------------------------------------------------------------------------------
    2,110,000        Southwestern IL Devel. Authority
                      (Village of Sauget)(1)             5.625       11/01/2026        1,427,774
-------------------------------------------------------------------------------------------------
       30,000        Springfield, IL Water(1)            5.400       03/01/2015           30,080
-------------------------------------------------------------------------------------------------
   12,000,000        University of Illinois
                     (Auxiliary Facilities System)(2)    5.750       04/01/2038       12,321,720
-------------------------------------------------------------------------------------------------
    1,975,000        Vernon Hills, IL Tax Increment
                     (Town Center)(1)                    6.250       12/30/2026        1,656,709
-------------------------------------------------------------------------------------------------
      975,000        Volo Village, IL Special Service
                      Area (Lancaster Falls)(1)          5.750       03/01/2036          748,264
-------------------------------------------------------------------------------------------------
    3,887,000        Volo Village, IL Special Service
                      Area (Remington Pointe)(1)         6.450       03/01/2034        3,287,430
-------------------------------------------------------------------------------------------------
    1,785,000        Yorkville, IL United City
                     Special Services Area Special
                     Tax (Bristol Bay)(1)                5.875       03/01/2036        1,511,181
-------------------------------------------------------------------------------------------------
    1,634,000        Yorkville, IL United City
                     Special Services Area Special
                     Tax (Raintree Village II)(1)        6.250       03/01/2035          874,435
                                                                                     -----------
                                                                                     259,878,682
INDIANA--1.7%
    1,650,000        Anderson, IN Redevel. District(1)   6.000       02/01/2026        1,673,199
-------------------------------------------------------------------------------------------------
    1,700,000        Carmel, IN Redevel. District
                     COP(1)                              6.500       07/15/2035        1,558,866
-------------------------------------------------------------------------------------------------
    6,300,000        Carmel, IN Redevel. District
                     COP(1)                              7.750       01/15/2030        6,649,209
-------------------------------------------------------------------------------------------------
    5,075,000        Carmel, IN Redevel. District
                     COP(1)                              8.000       01/15/2035        5,368,031
-------------------------------------------------------------------------------------------------
    1,000,000        Hammond, IN Local Public
                     Improvement District(1)             6.500       08/15/2030        1,004,320
-------------------------------------------------------------------------------------------------
    1,000,000        Hammond, IN Local Public
                     Improvement District(1)             6.750       08/15/2035        1,003,920
-------------------------------------------------------------------------------------------------
      325,000        IN Finance Authority Educational
                      Facilities (Irvington
                     Community)(1)                       9.000       07/01/2039          367,257
-------------------------------------------------------------------------------------------------

19 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

     PRINCIPAL
      AMOUNT                                            COUPON       MATURITY           VALUE
-------------------------------------------------------------------------------------------------
INDIANA CONTINUED
-------------------------------------------------------------------------------------------------
$           30,000   IN Health Facility Financing
                     Authority (Community Hospital of
                      Anderson)(1)                      6.000%      01/01/2023       $    30,024
-------------------------------------------------------------------------------------------------
            15,000   IN Health Facility Financing
                     Authority (Deaconess
                     Hospital)(1)                       5.500       03/01/2029            14,519
-------------------------------------------------------------------------------------------------
         5,000,000   Indianapolis, IN Local Public
                     Improvement Bond Bank(1)           5.750       01/01/2038         5,098,900
-------------------------------------------------------------------------------------------------
         1,000,000   Indianapolis, IN Multifamily
                     Hsg. (Berkley Common)(1)           5.750       07/01/2030           972,760
-------------------------------------------------------------------------------------------------
         3,785,000   Indianapolis, IN Multifamily
                     Hsg. (Berkley Common)(1)           6.000       07/01/2040         3,633,865
-------------------------------------------------------------------------------------------------
         2,000,000   Indianapolis, IN Multifamily
                     Hsg. (Stonekey Apartments)(1)      7.000       02/01/2039         2,008,100
-------------------------------------------------------------------------------------------------
                     Marion County, IN Convention &
            70,000   Recreational Facilities
                     Authority(1)                       5.000       06/01/2027            68,371
-------------------------------------------------------------------------------------------------
                     Marion County, IN Convention &
            55,000   Recreational Facilities
                     Authority(1)                       5.000       06/01/2027            53,720
-------------------------------------------------------------------------------------------------
         4,750,000   North Manchester, IN (Estelle
                     Peabody Memorial Home)(3)          7.125       07/01/2022         1,661,075
-------------------------------------------------------------------------------------------------
                     Shelbyville, IN Redevel.
         2,250,000   District Tax Increment (Central
                     Shelbyville Economic)(1)           6.500       07/01/2022         2,011,050
-------------------------------------------------------------------------------------------------
           100,000   St. Joseph County, IN Economic
                     Devel. (Madison Center)            5.500       02/15/2021            72,109
                                                                                     -----------
                                                                                      33,249,295
IOWA--2.5%
         1,000,000   Dickinson County, IA Hsg.
                     (Spirit Lake)(1)                   5.875       12/01/2036           776,640
-------------------------------------------------------------------------------------------------
            25,000   Hills, IA (Mercy Hospital)(1)      5.000       08/15/2028            24,812
-------------------------------------------------------------------------------------------------
           750,000   IA Finance Authority (Amity
                     Fellowserve)(1)                    6.500       10/01/2036           620,085
-------------------------------------------------------------------------------------------------
           400,000   IA Finance Authority (Boys &
                     Girls Home and Family Services)    5.900       12/01/2028           215,040
-------------------------------------------------------------------------------------------------
           500,000   IA Finance Authority Retirement
                     Community (Friendship Haven)(1)    5.750       11/15/2019           492,870
-------------------------------------------------------------------------------------------------
           490,000   IA Finance Authority Senior Hsg.
                      (Wedum Walnut Ridge)(1)           5.375       06/01/2025           343,603
-------------------------------------------------------------------------------------------------
         7,975,000   IA Tobacco Settlement
                     Authority(1)                       5.375       06/01/2038         5,656,747
-------------------------------------------------------------------------------------------------
         9,500,000   IA Tobacco Settlement
                     Authority(1)                       5.500       06/01/2042         6,503,985
-------------------------------------------------------------------------------------------------
        53,520,000   IA Tobacco Settlement Authority
                      (TASC)(1)                         5.625       06/01/2046        36,091,747
                                                                                    ------------
                                                                                      50,725,529
KANSAS--0.2%
         1,335,000   Hays, KS Sales Tax(1)              6.000       01/01/2025         1,155,135
-------------------------------------------------------------------------------------------------
            95,000   La Cygne, KS Pollution Control
                     (Kansas Gas & Electric
                     Company)(1)                        5.100       03/01/2023            95,051
-------------------------------------------------------------------------------------------------
           633,000   Overland Park, KS Transportation
                     Devel. District (Grass Creek)(1)   4.850       09/01/2016           597,514
-------------------------------------------------------------------------------------------------
         2,435,000   Pittsburgh, KS Special
                     Obligation (North Broadway
                     Redevel.)(1)                       4.900       04/01/2024         1,739,223
-------------------------------------------------------------------------------------------------
            25,000   Topeka, KS Economic Devel. (YMCA
                     of Topeka)(1)                      7.250       09/01/2022            24,201
                                                                                     -----------
                                                                                       3,611,124

20 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

     PRINCIPAL
      AMOUNT                                            COUPON       MATURITY            VALUE
-------------------------------------------------------------------------------------------------
KENTUCKY--0.0%
$           30,000   Jefferson County, KY Health
                     Facilities (Alliant Health
                     System)(1)                         5.125%      10/01/2027       $    28,038
-------------------------------------------------------------------------------------------------
            75,000   Jefferson County, KY Health
                     Facilities (University Medical
                     Center)(1)                         5.250       07/01/2022            75,024
-------------------------------------------------------------------------------------------------
           970,000   Kenton County, KY Airport (Delta
                      Airlines)(3)                      8.000       12/01/2015                10
-------------------------------------------------------------------------------------------------
             5,000   KY EDFA (Pikeville Medical
                     Center)(1)                         5.700       02/01/2028             5,012
-------------------------------------------------------------------------------------------------
            80,000   KY Hsg. Corp.(1)                   5.200       07/01/2022            80,401
-------------------------------------------------------------------------------------------------
            15,000   Springfield, KY Educational
                     Devel. (St. Catherine
                     College)(1)                        5.750       10/01/2035            13,547
                                                                                     -----------
                                                                                         202,032
LOUISIANA--2.4%
         8,280,000   LA HFA (La Chateau)(1)             6.875       09/01/2029         8,481,866
-------------------------------------------------------------------------------------------------
         5,000,000   LA HFA (La Chateau)(1)             7.250       09/01/2039         5,121,600
-------------------------------------------------------------------------------------------------
         2,000,000   LA Local Government EF&CD
                     Authority (Baton Rouge Student
                     Hsg.)                              5.250       09/01/2018           929,840
-------------------------------------------------------------------------------------------------
            35,000   LA Local Government EF&CD
                     Authority (Baton Rouge Student
                     Hsg.)                              5.250       09/01/2035            16,249
-------------------------------------------------------------------------------------------------
         3,085,000   LA Local Government EF&CD
                     Authority (Baton Rouge Student
                     Hsg.)                              5.500       09/01/2022         1,433,538
-------------------------------------------------------------------------------------------------
         1,000,000   LA Local Government EF&CD
                     Authority (Bellemont
                     Apartments)(1)                     6.000       09/01/2022           867,370
-------------------------------------------------------------------------------------------------
         1,750,000   LA Local Government EF&CD
                     Authority (Bellemont
                     Apartments)(1)                     6.000       09/01/2027         1,403,885
-------------------------------------------------------------------------------------------------
         3,925,000   LA Local Government EF&CD
                     Authority (Bellemont
                     Apartments)(1)                     6.000       09/01/2035         2,890,684
-------------------------------------------------------------------------------------------------
           585,000   LA Local Government EF&CD
                     Authority (Bellemont
                     Apartments)(1)                     7.500       09/01/2016           551,152
-------------------------------------------------------------------------------------------------
         1,240,000   LA Local Government EF&CD
                     Authority (Capital Projects and
                     Equipment)(1)                      6.550       09/01/2025         1,236,664
-------------------------------------------------------------------------------------------------
            25,000   LA Public Facilities Authority
                     (Dillard University)(1)            5.300       08/01/2026            26,536
-------------------------------------------------------------------------------------------------
        19,250,000   LA Public Facilities Authority
                     (OLOLRMC/OLOLMC Obligated
                     Group)(1)                          6.750       07/01/2039        19,918,553
-------------------------------------------------------------------------------------------------
            45,000   LA Public Facilities Authority
                     (Touro Infirmary)(1)               5.500       08/15/2019            40,435
-------------------------------------------------------------------------------------------------
         2,495,000   LaFourche Parish, LA Hsg.
                     Authority (City Place II)(1)       6.700       01/20/2040         2,621,871
-------------------------------------------------------------------------------------------------
         2,500,000   Lakeshore Villages, LA Master
                     Community Devel. District(6)       5.250       07/01/2017         1,315,725
-------------------------------------------------------------------------------------------------
            20,000   New Orleans, LA Exhibit Hall
                     Special Tax (Ernest N.
                     Morial)(1)                         5.000       07/15/2025            18,391
-------------------------------------------------------------------------------------------------
            75,000   New Orleans, LA Exhibit Hall
                     Special Tax (Ernest N.
                     Morial)(1)                         5.000       07/15/2027            65,594
-------------------------------------------------------------------------------------------------
           140,000   New Orleans, LA Exhibit Hall
                     Special Tax (Ernest N.
                     Morial)(1)                         5.500       07/15/2018           140,059
-------------------------------------------------------------------------------------------------
           290,000   New Orleans, LA Exhibit Hall
                     Special Tax (Ernest N.
                     Morial)(1)                         5.600       07/15/2025           276,321
-------------------------------------------------------------------------------------------------
            40,000   New Orleans, LA Public
                     Improvement District(1)            5.125       12/01/2026            40,000
-------------------------------------------------------------------------------------------------
           160,000   Pointe Coupee Parish, LA
                     Pollution Control (Gulf State
                     Utilities Company)(1)              6.700       03/01/2013           160,090
-------------------------------------------------------------------------------------------------

21 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

     PRINCIPAL
      AMOUNT                                           COUPON        MATURITY           VALUE
-------------------------------------------------------------------------------------------------
LOUISIANA CONTINUED
-------------------------------------------------------------------------------------------------
$          500,000   St. Tammany Parish, LA Hospital
                     Service District (St. Tammany
                     Parish Hospital)(1)                5.000%      07/01/2022       $   490,740
                                                                                     -----------
                                                                                      48,047,163
MARYLAND--0.4%
            10,000   Baltimore, MD Wastewater(1)        5.125       07/01/2042            10,011
-------------------------------------------------------------------------------------------------
            25,000   MD EDC Student Hsg. (Allegheny
                     College Hsg.)(1)                   5.750       09/01/2020            21,732
-------------------------------------------------------------------------------------------------
            40,000   MD EDC Student Hsg. (Allegheny
                     College Hsg.)(1)                   6.000       09/01/2032            30,380
-------------------------------------------------------------------------------------------------
         4,900,000   MD EDC Student Hsg. (Bowie State
                     University)(1)                     5.375       06/01/2033         3,908,877
-------------------------------------------------------------------------------------------------
           620,000   MD EDC Student Hsg. (Collegiate
                     Hsg. Foundation)(1)                5.750       06/01/2029           601,003
-------------------------------------------------------------------------------------------------
           520,000   MD EDC Student Hsg. (Collegiate
                     Hsg. Foundation)(1)                6.000       06/01/2030           489,060
-------------------------------------------------------------------------------------------------
            50,000   MD EDC Student Hsg. (Morgan
                     State University)(1)               6.000       07/01/2034            43,279
-------------------------------------------------------------------------------------------------
         2,000,000   MD EDC Student Hsg. (University
                     of Maryland)(1)                    5.625       10/01/2023         1,470,940
-------------------------------------------------------------------------------------------------
            65,000   MD EDC Student Hsg. (University
                     Village at Sheppard Pratt)(1)      6.000       07/01/2033            54,046
-------------------------------------------------------------------------------------------------
            65,000   MD H&HEFA (Johns Hopkins
                     Hospital)(1)                       5.375       07/01/2020            65,060
-------------------------------------------------------------------------------------------------
           979,000   Prince Georges County, MD
                     Special District (Victoria
                     Falls)(1)                          5.250       07/01/2035           802,065
-------------------------------------------------------------------------------------------------
           750,000   Salisbury, MD Special Obligation
                     (Villages at Aydelotte Farm)(1)    5.250       01/01/2037           434,243
                                                                                     -----------
                                                                                       7,930,696
MASSACHUSETTS--0.1%
           100,000   MA Devel. Finance Agency (Boston
                     Biomedical Research)(1)            5.750       02/01/2029            86,077
-------------------------------------------------------------------------------------------------
           260,000   MA Devel. Finance Agency
                    (Evergreen Center)(1)               5.500       01/01/2035           215,189
-------------------------------------------------------------------------------------------------
            20,000   MA Devel. Finance Agency (Linden
                     Ponds)(1)                          5.750       11/15/2035            11,249
-------------------------------------------------------------------------------------------------
         2,445,000   MA Devel. Finance Agency (Linden
                     Ponds)                             5.750       11/15/2042         1,314,212
-------------------------------------------------------------------------------------------------
            40,000   MA Devel. Finance Agency
                     (Northern Berkshire Community
                     Services)(1)                       6.250       08/15/2029            19,588
-------------------------------------------------------------------------------------------------
            50,000   MA Devel. Finance Agency
                     (Orchard Cove)(1)                  5.250       10/01/2037            35,751
-------------------------------------------------------------------------------------------------
            25,000   MA H&EFA (Beverly Hospital
                     Corp.)(1)                          5.250       07/01/2023            24,999
-------------------------------------------------------------------------------------------------
           450,000   MA H&EFA (North Adams Regional
                     Hospital)                          6.625       07/01/2018           224,595
-------------------------------------------------------------------------------------------------
           225,000   MA H&EFA (Tufts Medical
                     Center)(1)                         5.000       05/15/2022           234,862
-------------------------------------------------------------------------------------------------
            55,000   MA H&EFA (VC/TC/FRS/VCS
                     Obligated Group)(1)                5.300       11/15/2028            47,994
-------------------------------------------------------------------------------------------------
           265,000   MA Industrial Finance Agency
                     (Avon Associates)(1)               5.375       04/01/2020           265,146
                                                                                     -----------
                                                                                       2,479,662
MICHIGAN--2.3%
           30,000    Clare County, MI Sewer Disposal
                     System(1)                          5.850       11/01/2021            30,857
-------------------------------------------------------------------------------------------------
          680,000    Detroit, MI GO(1)                  5.250       04/01/2016           619,766
-------------------------------------------------------------------------------------------------
           10,000    Detroit, MI Local Devel. Finance
                     Authority(1)                       5.500       05/01/2021             6,042
-------------------------------------------------------------------------------------------------
        2,250,000    Detroit, MI Sewer Disposal
                     System(1)                          6.500       07/01/2024         2,462,895
-------------------------------------------------------------------------------------------------
        2,850,000    Detroit, MI Sewer Disposal
                     System(1)                          7.500       07/01/2033         3,331,251
-------------------------------------------------------------------------------------------------
          170,000    Flint, MI Hospital Building
                     Authority (Hurley Medical
                     Center)(1)                         5.375       07/01/2018           159,992
-------------------------------------------------------------------------------------------------
        2,200,000    Grand Traverse Academy, MI
                     Public School Academy(1)           4.625       11/01/2027         1,629,584
-------------------------------------------------------------------------------------------------

22 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

    PRINCIPAL
      AMOUNT                                            COUPON       MATURITY           VALUE
-------------------------------------------------------------------------------------------------
MICHIGAN CONTINUED
-------------------------------------------------------------------------------------------------
$       1,000,000    Grand Traverse Academy, MI
                     Public School Academy(1)           4.750%      11/01/2032       $   702,020
-------------------------------------------------------------------------------------------------
          500,000    Grand Traverse Academy, MI
                     Public School Academy(1)           5.000       11/01/2022           424,690
-------------------------------------------------------------------------------------------------
          300,000    Highland Park, MI Building
                     Authority(1)                       7.750       05/01/2018           309,600
-------------------------------------------------------------------------------------------------
           50,000    Howell, MI Public Schools(1)       5.000       05/01/2025            50,662
-------------------------------------------------------------------------------------------------
          600,000    MI Finance Authority (Old
                     Redford Public School
                     Academy)(1)                        5.900       12/01/2030           522,690
-------------------------------------------------------------------------------------------------
          600,000    MI Finance Authority (Old
                     Redford Public School
                     Academy)(1)                        6.500       12/01/2040           536,130
-------------------------------------------------------------------------------------------------
          155,000    MI Hospital Finance Authority
                     (BGH/ZHCC/BCCC/CEMS Obligated
                     Group)(1)                          5.000       02/15/2018           154,107
-------------------------------------------------------------------------------------------------
           10,000    MI Hospital Finance Authority
                     (OHC/OUH Obligated Group)(1)       5.000       08/15/2018            10,010
-------------------------------------------------------------------------------------------------
           75,000    MI Hospital Finance Authority
                     (OHC/OUH Obligated Group)(1)       5.000       08/15/2031            72,353
-------------------------------------------------------------------------------------------------
           10,000    MI Hospital Finance Authority
                     (Sisters of Mercy Health
                     System)(1)                         5.250       08/15/2021            10,035
-------------------------------------------------------------------------------------------------
       14,600,000    MI Hospital Finance Authority
                     (Trinity Health)(2)                6.125       12/01/2023        16,002,184
-------------------------------------------------------------------------------------------------
           15,000    MI Hsg. Devel. Authority (Walled
                     Lake Villa)(1)                     6.000       04/15/2018            15,027
-------------------------------------------------------------------------------------------------
          340,000
                     MI John Tolfree Health System
                     Corp.(1)                           6.000       09/15/2023           277,899
-------------------------------------------------------------------------------------------------
        1,155,000    MI Public Educational Facilities
                     Authority (Old Redford
                     Academy)(1)                        6.000       12/01/2035           976,425
-------------------------------------------------------------------------------------------------
       11,031,527    MI Strategic Fund Limited
                     Obligation (Wolverine Human
                     Services)(1)                       5.850       08/31/2027         8,844,968
-------------------------------------------------------------------------------------------------
          476,250    MI Strategic Fund Limited
                     Obligation (Wolverine Human
                     Services)(1)                       7.875       08/31/2028           421,429
-------------------------------------------------------------------------------------------------
                     MI Tobacco Settlement Finance
    1,323,000,000    Authority                          9.838(4)    06/01/2058         7,025,130
-------------------------------------------------------------------------------------------------
                     Monroe County, MI Hospital
                     Finance Authority (Mercy
          250,000    Memorial Hospital Corp.)(1)        5.500       06/01/2035           208,138
-------------------------------------------------------------------------------------------------
          120,000    Mount Clemens, MI Hsg. Corp.
                     (FHA Section 8), Series A(1)       6.600       06/01/2022           120,178
-------------------------------------------------------------------------------------------------
           40,000    Northern MI University(1)          5.000       12/01/2025            39,998
-------------------------------------------------------------------------------------------------
           15,000    Oakland County, MI Sewer
                     Disposal (White Lake
                     Township)(1)                       6.000       05/01/2013            15,296
-------------------------------------------------------------------------------------------------
          400,000    Plymouth, MI Educational Center
                     Charter School (Public School
                     Academy)(1)                        5.375       11/01/2030           312,256
-------------------------------------------------------------------------------------------------
        1,325,000    Plymouth, MI Educational Center
                     Charter School (Public School
                     Academy)(1)                        5.625       11/01/2035         1,020,422
-------------------------------------------------------------------------------------------------
          405,000    Pontiac, MI Tax Increment
                     Finance Authority(1)               6.250       06/01/2022           260,622
-------------------------------------------------------------------------------------------------
           40,000    Royal Oak, MI Hospital Finance
                     Authority (William Beaumont
                     Hospital)(1)                       5.250       11/15/2031            35,960
-------------------------------------------------------------------------------------------------
           10,000    Royal Oak, MI Hospital Finance
                     Authority (William Beaumont
                     Hospital)(1)                       5.250       11/15/2035             8,652
-------------------------------------------------------------------------------------------------
          100,000    Wayne County, MI Building
                     Authority(1)                       5.250       06/01/2016           100,364
                                                                                     -----------
                                                                                      46,717,632

23 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

 PRINCIPAL
   AMOUNT                                                            COUPON          MATURITY        VALUE
-------------------------------------------------------------------------------------------------------------
MINNESOTA--0.6%
  $  885,000  Columbia Heights, MN EDA Tax
              Increment (Huset Park Area
              Redevel.)(1)                                           5.375%         02/15/2032   $   645,669
-------------------------------------------------------------------------------------------------------------
   1,260,000  Columbia Heights, MN Multifamily
              & Health Care Facilities (Crest
              View Corp.)(1)                                         5.700          07/01/2042       888,892
-------------------------------------------------------------------------------------------------------------
     660,000  Minneapolis, MN Tax Increment
              (St. Anthony Falls)(1)                                 5.750          02/01/2027       579,638
-------------------------------------------------------------------------------------------------------------
     980,000  Mound, MN Hsg. & Redevel.
              Authority (Metroplaines)(1)                            5.000          02/15/2027       889,154
-------------------------------------------------------------------------------------------------------------
   1,615,000  St. Anthony, MN Hsg. & Redevel.
              Authority (Silver Lake
              Village)(1)                                            5.000          02/01/2031     1,208,908
-------------------------------------------------------------------------------------------------------------
     250,000  St. Anthony, MN Hsg. & Redevel.
              Authority (Silver Lake
              Village)(1)                                            5.375          08/01/2021       225,855
-------------------------------------------------------------------------------------------------------------
   1,500,000  St. Anthony, MN Hsg. & Redevel.
              Authority (Silver Lake
              Village)(1)                                            5.625          02/01/2031     1,220,310
-------------------------------------------------------------------------------------------------------------
     141,000  St. Paul, MN Hsg. & Redevel.
              Authority (Great Northern
              Lofts)(1)                                              6.250          03/01/2029       128,966
-------------------------------------------------------------------------------------------------------------
   6,744,000  St. Paul, MN Hsg. & Redevel.
              Authority (Upper Landing)(1)                           7.000          03/01/2029     6,382,724
-------------------------------------------------------------------------------------------------------------
     360,000  St. Paul, MN Port Authority
              (Great Northern)(1)                                    6.000          03/01/2030       314,114
                                                                                                 -----------
                                                                                                  12,484,230
MISSISSIPPI--0.2%
      80,000  Gulfport, MS Hospital Facility
              (Memorial Hospital at
              Gulfport)(1)                                           5.750          07/01/2031        79,146
-------------------------------------------------------------------------------------------------------------
      45,000  Gulfport, MS Hospital Facility
              (Memorial Hospital at
              Gulfport)(1)                                           6.200          07/01/2018        45,068
-------------------------------------------------------------------------------------------------------------
      60,000  Lowndes County, MS Solid Waste
              Disposal & Pollution Control
              (Weyerhaeuser Company)(1)                              6.800          04/01/2022        62,416
-------------------------------------------------------------------------------------------------------------
     965,000  Meridian, MS Tax Increment
              (Meridian Crossroads)(1)                               8.750          12/01/2024       948,749
-------------------------------------------------------------------------------------------------------------
   5,145,000  MS Home Corp. (Valley State
              Student Hsg.)                                          5.500          12/01/2035     2,793,375
-------------------------------------------------------------------------------------------------------------
   1,150,000  MS Hospital Equipment &
              Facilities Authority (Southwest
              Mississippi Regional Medical
              Center)(1)                                             5.750          04/01/2023     1,082,771
                                                                                                 -----------
                                                                                                   5,011,525
MISSOURI--3.5%
      95,000  Bates County, MO Hospital (Bates
              County Memorial Hospital)(1)                           5.650          03/01/2021        92,479
-------------------------------------------------------------------------------------------------------------
     200,000  Belton, MO Tax Increment (Belton
              Town Center)(1)                                        5.625          03/01/2025       166,516
-------------------------------------------------------------------------------------------------------------
     310,000  Branson Hills, MO Infrastructure
              Facilities(1)                                          5.000          04/01/2013       298,422
-------------------------------------------------------------------------------------------------------------
     250,000  Branson Hills, MO Infrastructure
              Facilities(1)                                          5.500          04/01/2027       160,693
-------------------------------------------------------------------------------------------------------------
     900,000  Branson, MO IDA (Branson Hills
              Redevel.)(1)                                           5.750          05/01/2026       734,373
-------------------------------------------------------------------------------------------------------------
     365,000  Branson, MO IDA (Branson Hills
              Redevel.)(1)                                           7.050          05/01/2027       315,090
-------------------------------------------------------------------------------------------------------------
   1,875,000  Branson, MO IDA (Branson
              Landing)(1)                                            5.250          06/01/2021     1,635,338
-------------------------------------------------------------------------------------------------------------
   7,800,000  Branson, MO IDA (Branson Shoppe
              Redevel.)(1)                                           5.950          11/01/2029     6,301,308
-------------------------------------------------------------------------------------------------------------
     675,000  Broadway-Fairview, MO
              Transportation Devel. District
              (Columbia)(1)                                          5.875          12/01/2031       481,255
-------------------------------------------------------------------------------------------------------------
     400,000  Chillicothe, MO Tax Increment
              (South U.S. 65)(1)                                     5.500          04/01/2021       356,516
-------------------------------------------------------------------------------------------------------------
     400,000  Chillicothe, MO Tax Increment
              (South U.S. 65)(1)                                     5.625          04/01/2027       328,040
-------------------------------------------------------------------------------------------------------------
     250,000  Cottleville, MO COP                                    5.100          08/01/2023       238,850
-------------------------------------------------------------------------------------------------------------

24 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

 PRINCIPAL
   AMOUNT                                                             COUPON           MATURITY         VALUE
----------------------------------------------------------------------------------------------------------------
MISSOURI CONTINUED
----------------------------------------------------------------------------------------------------------------
$    765,000    Hawk Ridge, MO Transportation
                Devel. District(1)                                     4.650%         02/01/2017    $   657,510
----------------------------------------------------------------------------------------------------------------
   3,840,000    Hawk Ridge, MO Transportation
                Devel. District(1)                                     5.000          02/01/2030      2,234,957
----------------------------------------------------------------------------------------------------------------
  13,500,000    Hazelwood, MO Transportation
                Devel. District (370/ Missouri
                Bottom Road/Tausig Road)(1)                            7.200          05/01/2033     12,361,680
----------------------------------------------------------------------------------------------------------------
    2,575,000   Independence, MO 39th Street
                Transportation(1)                                      6.875          09/01/2032      2,321,543
----------------------------------------------------------------------------------------------------------------
    1,245,000   Kansas City, MO Tax Increment
                (Briarcliff West)(1)                                   5.150          06/01/2016      1,215,904
----------------------------------------------------------------------------------------------------------------
    1,250,000   Kansas City, MO Tax Increment
                (Briarcliff West)(1)                                   5.400          06/01/2024      1,041,663
----------------------------------------------------------------------------------------------------------------
    2,880,000   Kansas City, MO Tax Increment
                (Southtown)(1)                                         6.000          03/01/2017      2,817,475
----------------------------------------------------------------------------------------------------------------
      515,000   Lees Summit, MO IDA (Kensington
                Farms)(1)                                              5.500          03/01/2021        451,006
----------------------------------------------------------------------------------------------------------------
      250,000   Lees Summit, MO IDA (Kensington
                Farms)(1)                                              5.750          03/01/2029        198,005
----------------------------------------------------------------------------------------------------------------
      790,000   Liberty, MO Tax Increment
                (Liberty Triangle)(1)                                  5.875          10/01/2029        662,865
----------------------------------------------------------------------------------------------------------------
    2,100,000   Maplewood, MO Tax (Maplewood
                South Redevel.)(1)                                     5.750          11/01/2026      1,773,240
----------------------------------------------------------------------------------------------------------------
      355,000   MO Grindstone Plaza
                Transportation Devel.
                District(1)                                            5.500          10/01/2031        235,184
----------------------------------------------------------------------------------------------------------------
        5,000   MO H&EFA (FHS/FNH Obligated
                Group)(1)                                              5.375          02/15/2014          5,012
----------------------------------------------------------------------------------------------------------------
   10,280,678   MO Hanley/Eager Road
                Transportation Devel. District,
                Series A                                             7.750(4)         12/01/2023      3,820,403
----------------------------------------------------------------------------------------------------------------
      237,000   Northwoods, MO Transportation
                Devel. District(1)                                     5.850          02/01/2031        181,791
----------------------------------------------------------------------------------------------------------------
    1,675,000   Osage Beach, MO Tax Increment
                (Prewitts Point)(1)                                    4.800          05/01/2016      1,602,272
----------------------------------------------------------------------------------------------------------------
    1,500,000   Osage Beach, MO Tax Increment
                (Prewitts Point)(1)                                    5.000          05/01/2023      1,217,865
----------------------------------------------------------------------------------------------------------------
      350,000   Ozark Centre, MO Transportation
                Devel. District(1)                                     5.375          09/01/2032        267,449
----------------------------------------------------------------------------------------------------------------
    1,500,000   Raymore, MO Tax Increment(1)                           5.375          03/01/2020      1,130,790
----------------------------------------------------------------------------------------------------------------
    2,750,000   Raymore, MO Tax Increment(1)                           5.625          03/01/2028      1,725,213
----------------------------------------------------------------------------------------------------------------
    2,500,000   Richmond Heights, MO Tax
                Increment & Transportation Sales
                Tax(1)                                                 5.625          11/01/2025      2,139,075
----------------------------------------------------------------------------------------------------------------
    6,750,000   St. Joseph, MO IDA (Living
                Community of St. Joseph)(1)                            7.000          08/15/2032      6,102,000
----------------------------------------------------------------------------------------------------------------
    1,000,000   St. Joseph, MO IDA, Series B(1)                        5.375          11/01/2023        871,330
----------------------------------------------------------------------------------------------------------------
      905,000   St. Joseph, MO IDA, Series B(1)                        5.500          11/01/2027        758,571
----------------------------------------------------------------------------------------------------------------
    1,700,000   St. Louis, MO IDA (Southtown
                Redevel.)(1)                                           5.125          05/01/2026      1,500,403
----------------------------------------------------------------------------------------------------------------
      481,000   St. Louis, MO Tax Increment
                (1505 Missouri Avenue Redevel.)                        6.000          08/04/2025        386,565
----------------------------------------------------------------------------------------------------------------
      846,000   St. Louis, MO Tax Increment
                (1601 Washington Redevel.)(1)                          6.000          08/21/2026        674,592
----------------------------------------------------------------------------------------------------------------
    1,879,000   St. Louis, MO Tax Increment
                (1619 Washington Redevel.)                             5.500          03/09/2027      1,396,661
----------------------------------------------------------------------------------------------------------------
      662,000   St. Louis, MO Tax Increment (Pet
                Building Redevel.)                                     5.500          05/29/2028        492,389
----------------------------------------------------------------------------------------------------------------
      545,000   St. Louis, MO Tax Increment
                (Printers Lofts)                                       6.000          08/21/2026        420,931
----------------------------------------------------------------------------------------------------------------
      500,000   St. Louis, MO Tax Increment
                (Washington East
                Condominiums)(1)                                       5.500          01/20/2028        371,990
----------------------------------------------------------------------------------------------------------------
      802,000   St. Louis, MO Tax Increment
                (Washington East
                Condominiums)(1)                                       5.500          01/20/2028        611,477
----------------------------------------------------------------------------------------------------------------
    1,080,000   St. Louis, MO Tax Increment
                Financing (Ludwig Lofts)(1)                            6.690          04/21/2029        899,759
----------------------------------------------------------------------------------------------------------------
      373,000   St. Louis, MO Tax Increment
                Financing, Series A                                    5.500          09/02/2028        274,547
----------------------------------------------------------------------------------------------------------------
    3,255,000   St. Louis, MO Tax Increment,
                Series A(1)                                            6.600          01/21/2028      2,727,950

25 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                  COUPON           MATURITY         VALUE
----------------------------------------------------------------------------------------------------
MISSOURI CONTINUED
----------------------------------------------------------------------------------------------------
 $  620,000   Stone Canyon, MO Improvement
              District (Infrastructure)(1)                 5.700%         04/01/2022    $   484,970
----------------------------------------------------------------------------------------------------
    320,000   Stone Canyon, MO Improvement
              District (Infrastructure)(1)                 5.750          04/01/2027        227,795
----------------------------------------------------------------------------------------------------
    365,000   Suemandy, MO Mid-Rivers
              Community Improvement
              District(1)                                  7.000          10/01/2019        364,055
----------------------------------------------------------------------------------------------------
    950,000   Suemandy, MO Mid-Rivers
              Community Improvement
              District(1)                                  7.500          10/01/2029        919,600
----------------------------------------------------------------------------------------------------
     35,000   University of Missouri (System
              Facilities)(1)                               5.000          11/01/2018         35,111
----------------------------------------------------------------------------------------------------
  1,000,000   University Place, MO
              Transportation Devel.
              District(1)                                  5.000          03/01/2026        709,840
----------------------------------------------------------------------------------------------------
  2,500,000   University Place, MO
              Transportation Devel.
              District(1)                                  5.000          03/01/2032      1,601,275
                                                                                        -----------
                                                                                         71,001,593
MONTANA--0.4%
 11,710,000   Hardin, MT Tax Increment
              Industrial Infrastructure Devel.
              (Rocky Mountain Power)(1)                  0.000(5)         09/01/2031      7,157,152
----------------------------------------------------------------------------------------------------
    375,000   MT Facilities Finance Authority
              (St. John's Lutheran)(1)                     6.000          05/15/2025        333,503
                                                                                        -----------
                                                                                          7,490,655
NEBRASKA--0.3%
  2,915,000   NE Educational Facilities
              Authority (Midland Lutheran
              College)(1)                                  5.600          09/15/2029      2,185,842
----------------------------------------------------------------------------------------------------
  1,150,000   NE Educational Finance Authority
              (Concordia University)(1)                    5.000          10/01/2037        881,464
----------------------------------------------------------------------------------------------------
  2,200,000   Santee Sioux Nation, NE Tribal
              Health Care (Indian Health
              Service)(1)                                  8.750          10/01/2020      2,203,234
----------------------------------------------------------------------------------------------------
     40,000   Scotts Bluff County, NE Hospital
              Authority (Regional West Medical
              Center)(1)                                   5.250          11/15/2028         38,577
                                                                                        -----------
                                                                                          5,309,117
NEVADA--3.2%
 15,000,000   Clark County, NV Airport(2)                  5.750          07/01/2042     15,161,850
----------------------------------------------------------------------------------------------------
    325,000   Clark County, NV Improvement
              District(1)                                  5.000          02/01/2026        235,323
----------------------------------------------------------------------------------------------------
    260,000   Clark County, NV Improvement
              District(1)                                  5.050          02/01/2031        173,745
----------------------------------------------------------------------------------------------------
 20,000,000   Clark County, NV Water
              Reclamation District(2)                      5.250          07/01/2038     20,324,000
----------------------------------------------------------------------------------------------------
  5,105,000   Director of the State of NV
              Dept. of Business & Industry
              (Las Vegas Monorail)                       6.850(4)         01/01/2019        801,689
----------------------------------------------------------------------------------------------------
  1,000,000   Director of the State of NV
              Dept. of Business & Industry
              (Las Ventanas Retirement)(3)                 7.000          11/15/2034        534,210
----------------------------------------------------------------------------------------------------
  1,150,000   Las Vegas, NV Local Improvement
              Bonds(1)                                     6.250          06/01/2024      1,052,825
----------------------------------------------------------------------------------------------------
  6,200,000   Las Vegas, NV Paiute Tribe,
              Series A(1)                                  6.625          11/01/2017      4,856,584
----------------------------------------------------------------------------------------------------
  1,615,000   Las Vegas, NV Special
              Improvement District (Sumerlin
              Village)(1)                                  5.875          06/01/2021      1,448,300
----------------------------------------------------------------------------------------------------
  9,270,000   Las Vegas, NV Special
              Improvement District (Sumerlin
              Village)(1)                                  6.125          06/01/2031      7,467,449
----------------------------------------------------------------------------------------------------
     85,000   Mesquite, NV Special Improvement
              District (Canyon Creek)(1)                   5.200          08/01/2016         71,594
----------------------------------------------------------------------------------------------------
    135,000   Mesquite, NV Special Improvement
              District (Canyon Creek)(1)                   5.250          08/01/2017        109,372
----------------------------------------------------------------------------------------------------

26 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                              COUPON          MATURITY        VALUE
-----------------------------------------------------------------------------------------------------------------
NEVADA CONTINUED
-----------------------------------------------------------------------------------------------------------------
     $  275,000     Mesquite, NV Special Improvement
                    District (Canyon Creek)(1)                          5.300%         08/01/2018    $   217,962
-----------------------------------------------------------------------------------------------------------------
        605,000     Mesquite, NV Special Improvement
                    District No. 07-01 (Anthem at
                    Mesquite)(1)                                        5.850          08/01/2018        567,823
-----------------------------------------------------------------------------------------------------------------
        980,000     Mesquite, NV Special Improvement
                    District No. 07-01 (Anthem at
                    Mesquite)(1)                                        6.000          08/01/2023        829,893
-----------------------------------------------------------------------------------------------------------------
        525,000     Mesquite, NV Special Improvement
                    District No. 07-01 (Anthem at
                    Mesquite)(1)                                        6.000          08/01/2027        420,609
-----------------------------------------------------------------------------------------------------------------
        745,000     Mesquite, NV Special Improvement
                    District No. 07-01 (Anthem at
                    Mesquite)(1)                                        6.150          08/01/2037        552,865
-----------------------------------------------------------------------------------------------------------------
         25,000     Reno, NV Capital Improvement(1)                     5.125          06/01/2026         24,058
-----------------------------------------------------------------------------------------------------------------
      3,280,000     Sparks, NV Redevel. Agency
                    (Redevel Area No. 2)(1)                             6.400          06/01/2020      3,211,382
-----------------------------------------------------------------------------------------------------------------
      7,420,000     Sparks, NV Redevel. Agency
                    (Redevel Area No. 2)(1)                             6.700          06/01/2028      6,859,493
                                                                                                     -----------
                                                                                                      64,921,026
NEW HAMPSHIRE--3.0%
        305,000     Manchester, NH Hsg. & Redevel.
                    Authority,
                    Series B                                          5.650(4)         01/01/2029         52,573
-----------------------------------------------------------------------------------------------------------------
      3,220,000     Manchester, NH Hsg. & Redevel.
                    Authority, Series B                               5.700(4)         01/01/2030        498,037
-----------------------------------------------------------------------------------------------------------------
        495,000     Manchester, NH Hsg. & Redevel.
                    Authority, Series B                               6.000(4)         01/01/2023        160,425
-----------------------------------------------------------------------------------------------------------------
      1,000,000     Manchester, NH Hsg. & Redevel.
                    Authority, Series B                                 6.750          01/01/2015        944,120
-----------------------------------------------------------------------------------------------------------------
        500,000     NH Business Finance Authority
                    (Huggins Hospital)(1)                               6.875          10/01/2039        496,875
-----------------------------------------------------------------------------------------------------------------
        120,000     NH H&EFA (Catholic Medical
                    Center)(1)                                          6.125          07/01/2032        116,867
-----------------------------------------------------------------------------------------------------------------
      4,010,000     NH H&EFA (Franklin Pierce
                    College)(1)                                         6.050          10/01/2034      3,219,990
-----------------------------------------------------------------------------------------------------------------
      1,235,000     NH H&EFA (LRG Healthcare)(1)                        5.500          10/01/2034      1,240,311
-----------------------------------------------------------------------------------------------------------------
     21,000,000     NH H&EFA (LRG Healthcare)(2)                        7.000          04/01/2038     23,687,790
-----------------------------------------------------------------------------------------------------------------
     22,000,000     NH H&EFA (LRG Healthcare)(2)                        5.500          10/01/2034     22,094,600
-----------------------------------------------------------------------------------------------------------------
      1,980,000     NH H&EFA (Portsmouth Christian
                    Academy)(1)                                         5.750          07/01/2023      1,623,818
-----------------------------------------------------------------------------------------------------------------
      6,115,000     NH H&EFA (Portsmouth Christian
                    Academy)(1)                                         5.850          07/01/2033      4,423,469
-----------------------------------------------------------------------------------------------------------------
         40,000     NH H&EFA (St. Joseph
                    Hospital/Youville House/Cove)(1)                    5.500          07/01/2034         37,605
-----------------------------------------------------------------------------------------------------------------
      1,270,000     NH HE&HFA (Franklin Pierce
                    College)(1)                                         5.300          10/01/2028        985,266
                                                                                                     -----------
                                                                                                      59,581,746
NEW JERSEY--2.6%
      5,610,000     NJ Health Care Facilities
                    Financing Authority (Deborah
                    Heart & Lung Center)(1)                             6.300          07/01/2023      4,868,078
-----------------------------------------------------------------------------------------------------------------
      8,680,000     NJ Tobacco Settlement Financing
                    Corp.(1)                                            4.625          06/01/2026      6,346,556
-----------------------------------------------------------------------------------------------------------------
     14,275,000     NJ Tobacco Settlement Financing
                    Corp.(1)                                            4.750          06/01/2034      8,867,487
-----------------------------------------------------------------------------------------------------------------
     45,240,000     NJ Tobacco Settlement Financing
                    Corp.(1)                                            5.000          06/01/2029     32,650,160
                                                                                                     -----------
                                                                                                      52,732,281
NEW MEXICO--0.6%
      1,495,000     Cabezon, NM Public Improvement
                    District(1)                                         6.300          09/01/2034      1,243,033
-----------------------------------------------------------------------------------------------------------------
      6,115,000     Eldorado, NM Area Water and
                    Sanitation District(1)                              6.000          02/01/2023      5,328,061
-----------------------------------------------------------------------------------------------------------------
         20,000     Farmington, NM Hospital (San
                    Juan Medical Center/Interface,
                    Inc. Obligated Group)(1)                            5.000          06/01/2016         20,017
-----------------------------------------------------------------------------------------------------------------
        500,000     Mariposa East, NM Public
                    Improvement District(1)                             6.000          09/01/2032        359,465
-----------------------------------------------------------------------------------------------------------------

27 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                               COUPON           MATURITY        VALUE
-------------------------------------------------------------------------------------------------------------------
NEW MEXICO CONTINUED
-------------------------------------------------------------------------------------------------------------------
     $  300,000    Montecito Estates, NM Public
                   Improvement District(1)                                7.000%         10/01/2037    $   253,446
-------------------------------------------------------------------------------------------------------------------
      3,380,000    NM Educational Assistance
                   Foundation(1)                                          5.900          09/01/2031      3,379,527
-------------------------------------------------------------------------------------------------------------------
         25,000    NM Finance Authority (Workers
                   Compensation Administration
                   Building)(1)                                           5.600          09/01/2014         25,062
-------------------------------------------------------------------------------------------------------------------
      1,925,000    NM Trails Public Improvement
                   District(1)                                            7.750          10/01/2038      1,663,239
-------------------------------------------------------------------------------------------------------------------
          5,000    Santa Fe, NM Educational
                   Facilities (St. John's
                   College)(1)                                            5.500          03/01/2024          4,834
-------------------------------------------------------------------------------------------------------------------
        100,000    Santa Fe, NM Educational
                   Facilities (St. John's
                   College)(1)                                            5.500          03/01/2024         91,130
                                                                                                       -----------
                                                                                                        12,367,814
NEW YORK--4.0%
      2,350,000    Hudson Yards, NY Infrastructure
                   Corp.(1)                                               5.000          02/15/2047      1,980,980
-------------------------------------------------------------------------------------------------------------------
     10,000,000    NY Liberty Devel. Corp. (Bank of
                   America Tower)(1)                                      5.125          01/15/2044      9,192,300
-------------------------------------------------------------------------------------------------------------------
      4,000,000    NY MTA, Series B(1)                                    5.000          11/15/2033      3,881,480
-------------------------------------------------------------------------------------------------------------------
     19,665,000    NYC GO(2)                                              5.375          04/01/2039     20,174,318
-------------------------------------------------------------------------------------------------------------------
     20,000,000    NYC Municipal Water Finance
                   Authority(2)                                           5.000          06/15/2036     20,111,000
-------------------------------------------------------------------------------------------------------------------
      5,000,000    NYC Municipal Water Finance
                   Authority(1)                                           5.000          06/15/2036      5,027,750
-------------------------------------------------------------------------------------------------------------------
      5,500,000    NYC Transitional Finance
                   Authority(1)                                           5.000          02/01/2035      5,565,230
-------------------------------------------------------------------------------------------------------------------
     10,000,000    NYS DA (St. Mary's Hospital for
                   Children)(1)                                           7.875          11/15/2041      9,277,900
-------------------------------------------------------------------------------------------------------------------
      4,000,000    NYS UDC (State Personal Income
                   Tax Authority)(1)                                      5.000          03/15/2037      4,006,840
                                                                                                       -----------
                                                                                                        79,217,798
NORTH CAROLINA--0.2%
         20,000    NC Medical Care Commission
                   (ARC/HDS Alamance Hsg. Corp.)(1)                       5.800          10/01/2034         19,184
-------------------------------------------------------------------------------------------------------------------
      5,000,000    NC Medical Care Commission
                   Health Care Facilities (Novant
                   Health)(1)                                             4.750          11/01/2043      4,074,350
-------------------------------------------------------------------------------------------------------------------
        625,000    NC Medical Care Commission
                   Retirement Facilities (Village
                   at Brookwood)(1)                                       5.250          01/01/2032        472,231
                                                                                                       -----------
                                                                                                         4,565,765
NORTH DAKOTA--0.0%
         40,000    Williston, ND Water Utility(1)                         5.100          05/01/2013         40,104

OHIO--5.6%
      3,440,000    Bowling Green, OH Student Hsg.
                   (CFP I-Bowling Green State
                   University)(1)                                         5.750          06/01/2031      3,174,363
-------------------------------------------------------------------------------------------------------------------
      2,250,000    Bowling Green, OH Student Hsg.
                   (CFP I-Bowling Green State
                   University)(1)                                         6.000          06/01/2045      2,028,578
-------------------------------------------------------------------------------------------------------------------
     20,000,000    Buckeye, OH Tobacco Settlement
                   Financing Authority (TASC)(1)                        0.000(5)         06/01/2037     12,725,800
-------------------------------------------------------------------------------------------------------------------
     13,960,000    Buckeye, OH Tobacco Settlement
                   Financing Authority (TASC)(1)                          5.125          06/01/2024     10,786,334
-------------------------------------------------------------------------------------------------------------------
      2,555,000    Buckeye, OH Tobacco Settlement
                   Financing Authority (TASC)(1)                          5.375          06/01/2024      2,004,500
-------------------------------------------------------------------------------------------------------------------
     20,820,000    Buckeye, OH Tobacco Settlement
                   Financing Authority (TASC)(1)                          5.750          06/01/2034     14,344,980
-------------------------------------------------------------------------------------------------------------------

28 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED))

  PRINCIPAL
    AMOUNT                                                             COUPON            MATURITY         VALUE
------------------------------------------------------------------------------------------------------------------
OHIO CONTINUED
------------------------------------------------------------------------------------------------------------------
$   20,360,000  Buckeye, OH Tobacco Settlement
                Financing Authority (TASC)(1)                            5.875%         06/01/2030   $ 14,692,590
------------------------------------------------------------------------------------------------------------------
   970,100,000  Buckeye, OH Tobacco Settlement
                Financing Authority (TASC)                               7.251(4)       06/01/2047     19,596,020
------------------------------------------------------------------------------------------------------------------
   743,000,000  Buckeye, OH Tobacco Settlement
                Financing Authority (TASC)                               7.501(4)       06/01/2052      8,737,680
------------------------------------------------------------------------------------------------------------------
     2,000,000  Butler County, OH Hospital
                Facilities (UC Health)(1)                                5.750          11/01/2040      1,727,340
------------------------------------------------------------------------------------------------------------------
     2,165,000  Centerville, OH Health Care
                (Bethany Lutheran Village)(1)                            6.000          11/01/2038      1,759,344
------------------------------------------------------------------------------------------------------------------
        40,000  Cleveland, OH Airport System(1)                          5.000          01/01/2031         37,497
------------------------------------------------------------------------------------------------------------------
       180,000  Cleveland, OH Rock Glen Hsg.
                Assistance Corp. (Ambleside
                Apartments)(1)                                           7.000          06/01/2018        179,998
------------------------------------------------------------------------------------------------------------------
        15,000  Cuyahoga County, OH Hospital
                (Metro Health System)(1)                                 5.500          02/15/2027         14,666
------------------------------------------------------------------------------------------------------------------
       295,000  Glenwillow Village, OH GO(1)                             5.875          12/01/2024        304,629
------------------------------------------------------------------------------------------------------------------
        25,000  Greene County, OH Economic
                Devel. (YMCA)(1)                                         6.000          12/01/2023         18,182
------------------------------------------------------------------------------------------------------------------
     1,000,000  Greene County, OH University
                Hsg. (Central State
                University)(1)                                           5.375          09/01/2022        733,080
------------------------------------------------------------------------------------------------------------------
     1,500,000  Greene County, OH University
                Hsg. (Central State
                University)(1)                                           5.625          09/01/2032        969,450
------------------------------------------------------------------------------------------------------------------
     1,000,000  Greene County, OH University Hsg.
                (Central State University)(1)                            5.500          09/01/2027        681,380
------------------------------------------------------------------------------------------------------------------
     1,275,000  Grove City, OH Tax Increment
                Financing(1)                                             5.125          12/01/2016      1,242,335
------------------------------------------------------------------------------------------------------------------
     2,500,000  Grove City, OH Tax Increment
                Financing(1)                                             5.375          12/01/2031      1,921,225
------------------------------------------------------------------------------------------------------------------
     1,020,000  Jeffrey Place, OH New Community
                Authority (Jeffrey Place
                Redevel.)(1)                                             5.000          12/01/2022        763,684
------------------------------------------------------------------------------------------------------------------
       150,000  Lucas County, OH Health Care
                Facilities (Sunset Retirement
                Communities)(1)                                          6.625          08/15/2030        150,069
------------------------------------------------------------------------------------------------------------------
        10,000  Muskingum County, OH Hospital
                Facilities
                (BHA/Careserve/PP/SSNH/BHC/BCG/
                Carelife/BCC Obligated Group)(1)                         5.400          12/01/2016         10,011
------------------------------------------------------------------------------------------------------------------
     2,000,000  OH GO COP(1)                                             5.000          09/01/2030      2,087,080
------------------------------------------------------------------------------------------------------------------
     4,500,000  OH Higher Education Facility
                Commission (Ashland
                University)(1)                                           6.250          09/01/2024      4,423,770
------------------------------------------------------------------------------------------------------------------
     3,075,000  Port of Greater Cincinnati, OH
                Devel. Authority (Public Parking
                Infrastructure)(6)                                       6.300          02/15/2024      2,055,515
------------------------------------------------------------------------------------------------------------------
     5,860,000  Port of Greater Cincinnati, OH
                Devel. Authority (Public Parking
                Infrastructure)(6)                                       6.400          02/15/2034      3,464,666
------------------------------------------------------------------------------------------------------------------
       615,000  Summit County, OH Port Authority
                (Twinsburg Township)(1)                                  5.125          05/15/2025        520,001
------------------------------------------------------------------------------------------------------------------
       645,000  Toledo-Lucas County, OH Port
                Authority (Town Square at Levis
                Commons)(1)                                              5.400          11/01/2036        488,768
                                                                                                     ------------
                                                                                                      111,643,535

OKLAHOMA-0.4%
        15,000  Grady County, OK Industrial
                Authority (Correctional
                Facilities)(1)                                           6.000          11/01/2029         13,521
------------------------------------------------------------------------------------------------------------------
       500,000  Grady County, OK Industrial
                Authority (Correctional
                Facilities)                                              7.800          11/01/2014        397,440
------------------------------------------------------------------------------------------------------------------

29 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                                                COUPON            MATURITY         VALUE
---------------------------------------------------------------------------------------------------------------------------------
OKLAHOMA CONTINUED
---------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000  Langston, OK EDA (Langston University)(1)                                   5.000%         05/01/2030    $1,800,160
---------------------------------------------------------------------------------------------------------------------------------
  5,575,000  Langston, OK EDA (Langston University)(1)                                   5.000          05/01/2035     4,864,188
---------------------------------------------------------------------------------------------------------------------------------
    770,000  Langston, OK EDA (Langston University)(1)                                   5.250          05/01/2026       733,125
---------------------------------------------------------------------------------------------------------------------------------
     20,000  Texas County, OK Devel Authority Student Hsg.
             (OPSU-Goodwell)(1)                                                          5.450          11/01/2034        16,351
                                                                                                                      ----------
                                                                                                                       7,824,785
OREGON--0.0%
     25,000  Clackamas County, OR Hospital Facility Authority
             (Williamette Falls Hospital)(1)                                             6.000          04/01/2019        25,012
---------------------------------------------------------------------------------------------------------------------------------
    340,000  OR Facilities Authority (Concordia University)(1)                           6.125          09/01/2030       334,111
---------------------------------------------------------------------------------------------------------------------------------
    500,000  OR Facilities Authority (Concordia University)(1)                           6.375          09/01/2040       493,735
---------------------------------------------------------------------------------------------------------------------------------
      5,000  OR GO (Veterans Welfare)(1)                                                 5.250          10/01/2042         5,003
---------------------------------------------------------------------------------------------------------------------------------
    100,000  OR Health & Science University, Series A(1)                                 5.250          07/01/2028       100,011
                                                                                                                      ----------
                                                                                                                         957,872

PENNSYLVANIA--1.1%
     75,000  Blair County, PA IDA (The Village at Penn State
             Retirement Community)(3)                                                    6.900          01/01/2022        46,823
---------------------------------------------------------------------------------------------------------------------------------
    500,000  Chester County, PA H&EFA (Chester County
             Hospital)(1)                                                                6.750          07/01/2031       480,285
---------------------------------------------------------------------------------------------------------------------------------
    500,000  Luzerne County, PA IDA(1)                                                   7.500          12/15/2019       480,665
---------------------------------------------------------------------------------------------------------------------------------
    500,000  Luzerne County, PA IDA(1)                                                   7.750          12/15/2027       478,305
---------------------------------------------------------------------------------------------------------------------------------
     25,000  Northumberland County, PA IDA (NHS Youth
             Services)(1)                                                                5.500          02/15/2033        17,312
---------------------------------------------------------------------------------------------------------------------------------
  3,605,000  Northumberland County, PA IDA (NHS Youth
             Services)(1)                                                                7.750          02/15/2029     3,383,545
---------------------------------------------------------------------------------------------------------------------------------
  2,230,000  PA EDFA (Northwestern Human Services)(1)                                    5.250          06/01/2028     1,678,253
---------------------------------------------------------------------------------------------------------------------------------
  5,000,000  PA HEFA (MCP/HUHS/AUS Obligated Group)(1)                                   5.875          11/15/2016     4,806,900
---------------------------------------------------------------------------------------------------------------------------------
  3,500,000  PA HEFA (MCP/HUHS/AUS Obligated Group)(1)                                   5.875          11/15/2021     3,175,690
---------------------------------------------------------------------------------------------------------------------------------
  3,255,000  PA Turnpike Commission(1)                                                   0.000(5)       12/01/2034     2,405,868
---------------------------------------------------------------------------------------------------------------------------------
  1,000,000  Philadelphia, PA H&HEFA (Centralized
             Comprehensive Human Services)(1)                                            7.250          01/01/2021       932,190
---------------------------------------------------------------------------------------------------------------------------------
  4,750,000  Philadelphia, PA H&HEFA (Temple University
             Hospital)(1)                                                                6.625          11/15/2023     4,751,710
                                                                                                                      ----------
                                                                                                                      22,637,546

RHODE ISLAND--0.3%
  5,000,000  Central Falls, RI Detention Facility(1)                                     7.250          07/15/2035     4,020,850
---------------------------------------------------------------------------------------------------------------------------------
     50,000  Providence, RI HDC (Barbara Jordan Apartments)(1)                           6.750          07/01/2025        50,076
---------------------------------------------------------------------------------------------------------------------------------
     25,000  Providence, RI Public Building Authority(1)                                 5.400          12/15/2012        25,052
---------------------------------------------------------------------------------------------------------------------------------
    160,000  RI Health & Educational Building Corp. (Johnson &
             Wales University)(1)                                                        6.100          04/01/2026       160,014
---------------------------------------------------------------------------------------------------------------------------------
     40,000  RI Hsg. & Mtg. Finance Corp. (Homeownership
             Opportunity)(1)                                                             6.500          04/01/2027        40,045
---------------------------------------------------------------------------------------------------------------------------------
 33,305,000  RI Tobacco Settlement Financing Corp. (TASC)                                6.125(4)       06/01/2052       283,759
---------------------------------------------------------------------------------------------------------------------------------
 10,375,000  RI Tobacco Settlement Financing Corp. (TASC)                                6.750(4)       06/01/2052        85,075
---------------------------------------------------------------------------------------------------------------------------------

30 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

 PRINCIPAL
   AMOUNT                                                                  COUPON          MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------
RHODE ISLAND CONTINUED
$1,300,000  Tiverton, RI Special Obligation
            Tax (Mount Hope Bay Village)(1)                                 6.875%         05/01/2022    $1,216,787
                                                                                                         ----------
                                                                                                          5,881,658

SOUTH CAROLINA--1.3%
   500,000  Allendale County, SC School
            District Energy Savings Special
            Obligation(1)                                                   8.500          12/01/2018       520,185
--------------------------------------------------------------------------------------------------------------------
    30,000  Charleston County, SC (Care
            Alliance Health Services)(1)                                    5.000          08/15/2019        30,087
--------------------------------------------------------------------------------------------------------------------
    35,000  Horry County, SC Hospital
            Facilities (Conway Hospital)(1)                                 5.000          07/01/2028        30,748
--------------------------------------------------------------------------------------------------------------------
 1,240,000  Lancaster County, SC (Edenmoor
            Improvement District)(3)                                        5.375          12/01/2016       408,332
--------------------------------------------------------------------------------------------------------------------
 1,460,000  Lancaster County, SC (Edenmoor
            Improvement District)(3)                                        5.750          12/01/2037       480,778
--------------------------------------------------------------------------------------------------------------------
 1,925,000  Lancaster County, SC (Sun City
            Carolina Lakes)(1)                                              5.450          12/01/2037     1,483,790
--------------------------------------------------------------------------------------------------------------------
 5,750,000  Richland County, SC Assessment
            Revenue (Village at Sandhill
            Improvement District)(1)                                        6.200          11/01/2036     4,370,633
--------------------------------------------------------------------------------------------------------------------
   600,000  SC Connector 2000 Assoc. Toll
            Road, Series B                                                5.535(4)         01/01/2020        87,462
--------------------------------------------------------------------------------------------------------------------
 6,565,000  SC Connector 2000 Assoc. Toll
            Road, Series B                                                5.781(4)         01/01/2021       904,001
--------------------------------------------------------------------------------------------------------------------
11,240,000  SC Connector 2000 Assoc. Toll
            Road, Series B                                                6.697(4)         01/01/2026     1,155,697
--------------------------------------------------------------------------------------------------------------------
 5,285,000  SC Educational Facilities
            Authority (Benedict College)(1)                                 5.600          07/01/2022     4,379,415
--------------------------------------------------------------------------------------------------------------------
 2,420,000  SC Educational Facilities
            Authority (Benedict College)(1)                                 5.625          07/01/2031     1,759,316
--------------------------------------------------------------------------------------------------------------------
   550,000  SC Educational Facilities
            Authority (Southern Wesleyan
            University)(1)                                                  5.750          03/01/2029       514,459
--------------------------------------------------------------------------------------------------------------------
    40,000  SC Hsg. Finance & Devel.
            Authority, Series A-1(1)                                        5.300          07/01/2031        40,002
--------------------------------------------------------------------------------------------------------------------
 2,500,000  SC Jobs-EDA (Coastal Hsg.
            Foundation)(1)                                                  6.250          04/01/2035     2,393,850
--------------------------------------------------------------------------------------------------------------------
 2,000,000  SC Jobs-EDA (Coastal Hsg.
            Foundation)(1)                                                  6.500          04/01/2042     1,941,100
--------------------------------------------------------------------------------------------------------------------
 2,750,000  SC Jobs-EDA (Lutheran Homes)(1)                                 5.500          05/01/2028     2,239,958
--------------------------------------------------------------------------------------------------------------------
   935,000  SC Jobs-EDA (Palmetto Health)(1)                                5.375          08/01/2022       924,042
--------------------------------------------------------------------------------------------------------------------
 2,000,000  SC Jobs-EDA (Palmetto Health)(1)                                5.500          08/01/2026     1,897,700
--------------------------------------------------------------------------------------------------------------------
    30,000  SC State Budget & Control Board
            (Harden Street Facilities)                                      6.000          12/01/2011        30,114
                                                                                                         ----------
                                                                                                         25,591,669

SOUTH DAKOTA--0.0%
    65,000  SD Educational Enhancement
            Funding Corp. Tobacco Settlement                                6.500          06/01/2032        63,682

TENNESSEE--0.0%
    30,000  Jackson, TN Health Educational &
            Hsg. Facilities Board (Lambuth
            University)(1)                                                  5.900          09/01/2015        30,038
--------------------------------------------------------------------------------------------------------------------
   115,000  Johnson City, TN H&EFB (Johnson
            City Medical Center)(1)                                         5.250          07/01/2028        98,179
                                                                                                         ----------
                                                                                                            128,217
TEXAS--9.0%
 1,305,000  Anson, TX Education Facilities
            Corp. Student Hsg. (University
            of Texas/Waterview Park)(1)                                     5.100          01/01/2034       943,672
--------------------------------------------------------------------------------------------------------------------

31 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                                      COUPON          MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------------------
TEXAS CONTINUED
-------------------------------------------------------------------------------------------------------------------------
$   6,035,000          Beasley, TX Higher Education
                       Finance Corp.,
                       Series A(1)                                              5.125%         12/01/2034    $ 4,518,827
-------------------------------------------------------------------------------------------------------------------------
    3,090,000          Bexar County, TX HFC (American
                       Opportunity Hsg.-Nob Hill
                       Apartments)                                              6.000          06/01/2021      2,315,492
-------------------------------------------------------------------------------------------------------------------------
    6,625,000          Bexar County, TX HFC (American
                       Opportunity Hsg.-Nob Hill
                       Apartments)                                              6.000          06/01/2031      4,175,340
-------------------------------------------------------------------------------------------------------------------------
    5,765,000          Bexar County, TX HFC (American
                       Opportunity Hsg.-
                       Waterford/Kingswood)(1)                                  7.000          12/01/2036      4,800,804
-------------------------------------------------------------------------------------------------------------------------
      400,000          Bexar County, TX HFC (Doral
                       Club)(1)                                                 8.750          10/01/2036        274,184
-------------------------------------------------------------------------------------------------------------------------
       40,000          Brazoria County, TX Municipal
                       Utility District
                       No. 18(1)                                                5.300          09/01/2028         37,086
-------------------------------------------------------------------------------------------------------------------------
       20,000          Brazos County, TX HFDC
                       (Franciscan Services Corp.)(1)                           5.375          01/01/2032         18,396
-------------------------------------------------------------------------------------------------------------------------
       60,000          Collin County, TX HFC (Community
                       College District Foundation)(1)                          5.250          06/01/2031         38,074
-------------------------------------------------------------------------------------------------------------------------
        5,000          Cypress Hill, TX Municipal
                       Utility District No. 1(1)                                5.250          09/01/2025          4,980
-------------------------------------------------------------------------------------------------------------------------
       25,000          Dallas-Fort Worth, TX
                       International Airport
                       Facility(1)                                              5.200          01/15/2031         25,002
-------------------------------------------------------------------------------------------------------------------------
      700,000          Danbury, TX Higher Education
                       Finance Corp. (Island
                       Foundation)(1)                                           6.250          02/15/2036        575,757
-------------------------------------------------------------------------------------------------------------------------
    7,650,000          Donna, TX GO(1)                                          6.250          02/15/2037      5,526,743
-------------------------------------------------------------------------------------------------------------------------
      255,000          El Paso County, TX HFC (American
                       Village Communities), Series
                       A(1)                                                     6.250          12/01/2020        256,280
-------------------------------------------------------------------------------------------------------------------------
      335,000          El Paso County, TX HFC (El Paso
                       American Hsg. Foundation),
                       Series A(1)                                              6.375          12/01/2032        333,613
-------------------------------------------------------------------------------------------------------------------------
    5,300,000          Escondido, TX Public Improvement
                       District (Horseshoe Bay)(1)                              7.250          10/01/2033      4,744,666
-------------------------------------------------------------------------------------------------------------------------
       20,000          Harris County, TX HFDC (Texas
                       Children's Hospital)(1)                                  5.250          10/01/2029         20,169
-------------------------------------------------------------------------------------------------------------------------
       25,000          Harris County, TX Municipal
                       Utility District No. 20(1)                               6.450          04/01/2020         24,145
-------------------------------------------------------------------------------------------------------------------------
       45,000          Harris County-Houston, TX Sports
                       Authority(1)                                             5.000          11/15/2025         37,227
-------------------------------------------------------------------------------------------------------------------------
   16,000,000          Houston, TX Airport System,
                       Series A(2)                                              5.500          07/01/2039     16,235,200
-------------------------------------------------------------------------------------------------------------------------
    2,345,000          Lubbock, TX HFC (Las Colinas
                       Quail Creek Apartments)(1)                               6.000          07/01/2022      1,934,461
-------------------------------------------------------------------------------------------------------------------------
    1,530,000          Lubbock, TX HFC (Las Colinas
                       Quail Creek Apartments)(1)                               6.000          07/01/2025      1,194,899
                       Lubbock, TX HFC (Las Colinas
-------------------------------------------------------------------------------------------------------------------------
      770,000          Quail Creek Apartments)(1)                               6.000          07/01/2032        547,994
-------------------------------------------------------------------------------------------------------------------------
    2,900,000          Lufkin, TX Health Facilities
                       Devel. Corp. (Memorial Health
                       System of East Texas)(1)                                 6.250          02/15/2037      2,521,057
-------------------------------------------------------------------------------------------------------------------------
      700,000          Maverick County, TX GO COP(1)                            8.750          03/01/2034        685,328
-------------------------------------------------------------------------------------------------------------------------
    2,350,000          Maverick County, TX GO COP(1)                            8.750          03/01/2034      2,252,076
-------------------------------------------------------------------------------------------------------------------------
   12,100,000          McLennan County, TX Public
                       Facility Corp.(1)                                        6.625          06/01/2035     12,838,342
-------------------------------------------------------------------------------------------------------------------------
      225,000          Midlothian, TX Devel. Authority
                       Tax Increment(1)                                         5.125          11/15/2026        190,607
-------------------------------------------------------------------------------------------------------------------------
   12,000,000          North Central TX HFDC
                       (Children's Medical Center)(2)                           5.750          08/15/2039     12,069,600
-------------------------------------------------------------------------------------------------------------------------
       15,000          North TX Tollway Authority
                       (Dallas North Tollway System)(1)                         5.000          01/01/2023         15,008
-------------------------------------------------------------------------------------------------------------------------

32 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

 PRINCIPAL
   AMOUNT                                                    COUPON           MATURITY         VALUE
---------------------------------------------------------------------------------------------------------
TEXAS CONTINUED
---------------------------------------------------------------------------------------------------------
 $   50,000             Richardson, TX Hospital
                        Authority (Baylor/Richardson)(1)      5.625%         12/01/2028    $      46,190
---------------------------------------------------------------------------------------------------------
  3,695,000             Sabine, TX River Authority
                        Pollution Control (TXU Electric
                        Company)                              6.150          08/01/2022        1,282,091
---------------------------------------------------------------------------------------------------------
 16,000,000             Tarrant County, TX Cultural
                        Education Facilities Finance
                        Corp. (Baylor Health Care
                        System)(2)                            6.250          11/15/2029       17,078,080
---------------------------------------------------------------------------------------------------------
    980,000             Tom Green County, TX HFDC
                        (Shannon Health System/Shannon
                        Medical Center)(1)                    6.750          05/15/2021          992,417
---------------------------------------------------------------------------------------------------------
  2,500,000             Tomball, TX Hospital Authority
                        (Tomball Regional Hospital)(1)        5.000          07/01/2020        2,102,325
---------------------------------------------------------------------------------------------------------
     20,000             Tomball, TX Hospital Authority
                        (Tomball Regional Hospital)(1)        6.000          07/01/2025           16,642
---------------------------------------------------------------------------------------------------------
  1,325,000             Tomball, TX Hospital Authority
                        (Tomball Regional Hospital)(1)        6.000          07/01/2029        1,046,618
---------------------------------------------------------------------------------------------------------
  6,797,000             Trophy Club, TX Public
                        Improvement (Highlands Trophy
                        Club)(1)                              7.750          10/01/2037        5,971,980
---------------------------------------------------------------------------------------------------------
    110,000             TX Dormitory Finance Authority
                        (Temple Junior College
                        Foundation)                           5.750          09/01/2027           65,808
---------------------------------------------------------------------------------------------------------
    485,000             TX Dormitory Finance Authority
                        (Temple Junior College
                        Foundation)                           6.000          09/01/2033          289,627
---------------------------------------------------------------------------------------------------------
 10,000,000             TX Multifamily Housing Options
                        (Affordable Hsg.)                     0.520(9)       01/01/2039        5,875,000
---------------------------------------------------------------------------------------------------------
 55,000,000             TX Municipal Gas Acquisition &
                        Supply Corp.(2)                       6.250          12/15/2026       56,433,300
---------------------------------------------------------------------------------------------------------
    445,014             TX Panhandle HFA (Amarillo
                        Affordable Hsg.)(3)                   6.625          03/01/2020           17,792
---------------------------------------------------------------------------------------------------------
  2,502,693             TX Panhandle HFA (Amarillo
                        Affordable Hsg.)(3)                   6.750          03/01/2031          100,058
---------------------------------------------------------------------------------------------------------
  1,750,000             TX Public Finance Authority
                        Charter School Finance Corp.
                        (Cosmos Foundation)(1)                6.000          02/15/2030        1,630,528
---------------------------------------------------------------------------------------------------------
    660,000             TX Public Finance Authority
                        Charter School Finance Corp.
                        (Ed-Burnham Wood)(1)                  6.250          09/01/2036          564,307
---------------------------------------------------------------------------------------------------------
  1,085,000             TX Public Finance Authority
                        Charter School Finance Corp.
                        (New Fontiers School)(1)              5.800          08/15/2040          920,113
---------------------------------------------------------------------------------------------------------
 18,750,000             TX Turnpike Authority (Central
                        TX Turnpike System)                 6.590(4)         08/15/2037        2,774,625
---------------------------------------------------------------------------------------------------------
  4,075,000             Wichita County, TX HFDC (Wichita
                        Falls Retirement Foundation)(1)       6.250          01/01/2028        3,435,633
                                                                                           -------------
                                                                                             179,798,163
U.S. POSSESSIONS--1.9%
     40,000            Guam GO(1)                            5.400          11/15/2018            38,459
---------------------------------------------------------------------------------------------------------
    500,000            Guam Government Department of
                       Education COP (John F. Kennedy
                       High School)(1)                       6.625          12/01/2030           466,155
---------------------------------------------------------------------------------------------------------
    800,000            Guam Government Department of
                       Education COP (John F. Kennedy
                       High School)(1)                       6.875          12/01/2040           749,512
---------------------------------------------------------------------------------------------------------
  5,000,000            Puerto Rico Commonwealth GO(1)        6.500          07/01/2037         5,091,300
---------------------------------------------------------------------------------------------------------
  2,830,000            Puerto Rico Electric Power
                       Authority, Series AAA(1)              5.250          07/01/2028         2,709,357
---------------------------------------------------------------------------------------------------------
     65,000            Puerto Rico Infrastructure(1)         5.000          07/01/2041            53,197
---------------------------------------------------------------------------------------------------------
    850,000            Puerto Rico Infrastructure(1)         5.500          07/01/2024           871,174
---------------------------------------------------------------------------------------------------------
  8,000,000            Puerto Rico Infrastructure          7.075(4)         07/01/2030         2,127,120
---------------------------------------------------------------------------------------------------------
  7,550,000            Puerto Rico Public Buildings
                       Authority(1)                          6.250          07/01/2026         7,832,521
---------------------------------------------------------------------------------------------------------

33 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

 PRINCIPAL
   AMOUNT                                                                                     COUPON       MATURITY         VALUE
------------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
$  1,000,000        Puerto Rico Public Buildings Authority(1)                                 6.250%      07/01/2031    $ 1,031,290
------------------------------------------------------------------------------------------------------------------------------------
  29,670,000        Puerto Rico Sales Tax Financing Corp., Series A                           6.110(4)    08/01/2044      3,231,063
------------------------------------------------------------------------------------------------------------------------------------
   2,000,000        Puerto Rico Sales Tax Financing Corp., Series A(1)                        6.500       08/01/2044      2,091,920
------------------------------------------------------------------------------------------------------------------------------------
  14,000,000        Puerto Rico Sales Tax Financing Corp., Series A                           6.530(4)    08/01/2047      1,213,240
------------------------------------------------------------------------------------------------------------------------------------
  50,000,000        Puerto Rico Sales Tax Financing Corp., Series A                           7.280(4)    08/01/2034     10,654,000
                                                                                                                        -----------
                                                                                                                         38,160,308
UTAH--0.1%
     285,000        Utah County, UT Charter School (Lincoln Academy)(1)                       5.875       06/15/2037        215,035
------------------------------------------------------------------------------------------------------------------------------------
     275,000        Utah County, UT Charter School (Renaissance Academy)(1)                   5.625       07/15/2037        200,030
------------------------------------------------------------------------------------------------------------------------------------
   1,500,000        West Valley City, UT Sewer (East Hollywood High School)(1)                5.625       06/15/2037      1,085,250
                                                                                                                        -----------
                                                                                                                          1,500,315
VERMONT--0.0%
      30,000        VT E&HBFA (Mary Hitchcock Memorial Hospital/Cooley Dickenson
                    Hospital Obligated Group)                                                 5.000       11/15/2022         29,890
------------------------------------------------------------------------------------------------------------------------------------
      85,000        VT EDA (Wake Robin Corp.)(1)                                              6.300       03/01/2033         75,693
------------------------------------------------------------------------------------------------------------------------------------
     734,414        VT Educational & Health Buildings Financing Agency (Marlboro
                    College)(1)                                                               2.779       04/01/2019        583,756
------------------------------------------------------------------------------------------------------------------------------------
     125,000        VT Student Assistance Corp.(1)                                            5.000       03/01/2026        120,488
                                                                                                                        -----------
                                                                                                                            809,827
VIRGINIA--2.0%
   2,300,000        Buena Vista, VA Public Recreational Facilities Authority
                    (Golf Course)(1)                                                          5.250       07/15/2025      1,799,612
------------------------------------------------------------------------------------------------------------------------------------
     825,000        Buena Vista, VA Public Recreational Facilities Authority
                    (Golf Course)(1)                                                          5.500       07/15/2035        643,723
------------------------------------------------------------------------------------------------------------------------------------
     625,000        Celebrate, VA North Community Devel. Authority Special
                    Assessment(1)                                                             6.750       03/01/2034        433,481
------------------------------------------------------------------------------------------------------------------------------------
     742,000        Farms New Kent, VA Community Devel. Authority Special
                    Assessment                                                                5.125       03/01/2036        443,397
------------------------------------------------------------------------------------------------------------------------------------
   3,000,000        Farms New Kent, VA Community Devel. Authority Special
                    Assessment                                                                5.450       03/01/2036      1,887,540
------------------------------------------------------------------------------------------------------------------------------------
     750,000        Farms New Kent, VA Community Devel. Authority Special Assessment          5.800       03/01/2036        497,153
------------------------------------------------------------------------------------------------------------------------------------
     25,000         Greensville County, VA IDA (Georgia-Pacific Corp.)(1)                     5.300       08/01/2014         25,120
------------------------------------------------------------------------------------------------------------------------------------
     345,000        Manassas Park, VA Economic Devel. Authority(1)                            6.000       07/15/2035        340,625
------------------------------------------------------------------------------------------------------------------------------------
     900,000        New Port, VA CDA(1)                                                       5.600       09/01/2036        474,318
------------------------------------------------------------------------------------------------------------------------------------
      65,000        Norton, VA IDA (Norton Community Hospital)(1)                             6.000       12/01/2022         60,822
------------------------------------------------------------------------------------------------------------------------------------
   3,375,000        Peninsula, VA Town Center Community Devel. Authority Special
                    Obligation(1)                                                             6.450       09/01/2037     3,033,821
------------------------------------------------------------------------------------------------------------------------------------
     880,000        Stafford County & Staunton, VA IDA (Virginia Municipal League/Mt.
                    Rogers)(1)                                                                6.500       08/01/2028        806,590
------------------------------------------------------------------------------------------------------------------------------------
   2,850,000        Stafford County & Staunton, VA IDA (Virginia Municipal League/Mt.
                    Rogers)(1)                                                                6.500       08/01/2038      2,464,937
------------------------------------------------------------------------------------------------------------------------------------
     675,000        Suffolk, VA IDA (Lake Prince Center)(1)                                   5.300       09/01/2031        533,621
------------------------------------------------------------------------------------------------------------------------------------

34 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                                                      COUPON      MATURITY      VALUE
------------------------------------------------------------------------------------------------------------------------------------
VIRGINIA CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
$  3,500,000        VA Celebrate South CDA Special Assessment                                 6.250%      03/01/2037    $ 2,118,585
------------------------------------------------------------------------------------------------------------------------------------
     950,000        VA College Building Authority (Regent University)(1)                      5.000       06/01/2026        908,248
------------------------------------------------------------------------------------------------------------------------------------
   8,000,000        VA College Building Authority (Regent University)(1)                      5.000       06/01/2029      7,321,920
------------------------------------------------------------------------------------------------------------------------------------
   1,035,000        VA College Building Authority Educational Facilities (Regent
                    University)(1)                                                            5.000       06/01/2036        886,095
------------------------------------------------------------------------------------------------------------------------------------
   3,700,000        VA Small Business Financing Authority (Hampton Roads Proton)(1)           9.000       07/01/2039      3,864,613
------------------------------------------------------------------------------------------------------------------------------------
  11,020,000        VA Tobacco Settlement Authority(1)                                        5.000       06/01/2047      6,398,653
------------------------------------------------------------------------------------------------------------------------------------
  35,170,000        VA Tobacco Settlement Authority                                           5.670(4)    06/01/2047        679,484
------------------------------------------------------------------------------------------------------------------------------------
 162,770,000        VA Tobacco Settlement Authority                                           5.770(4)    06/01/2047      2,477,359
------------------------------------------------------------------------------------------------------------------------------------
   5,000,000        VA Tobacco Settlement Financing Corp.                                     0.000(5)    06/01/2046      2,916,600
                                                                                                                        -----------
                                                                                                                         41,016,317
WASHINGTON-3.1%
   1,000,000        Bremerton, WA Hsg. Authority(1)                                           5.300       06/01/2026        869,140
------------------------------------------------------------------------------------------------------------------------------------
   4,145,000        Bremerton, WA Hsg. Authority(1)                                           5.500       06/01/2037      3,166,780
------------------------------------------------------------------------------------------------------------------------------------
      35,000        Pierce County, WA Hsg. Authority(1)                                       5.800       12/01/2023         29,398
------------------------------------------------------------------------------------------------------------------------------------
     100,000        Port Camas, WA Public Industrial Corp. (James River Corp. of Virginia)(1) 6.700       04/01/2023        100,011
------------------------------------------------------------------------------------------------------------------------------------
      75,000        Radford, WA Court Properties Student Housing(1)                           5.000       06/01/2027         75,016
------------------------------------------------------------------------------------------------------------------------------------
   2,460,000        Seattle, WA Hsg. Authority (Gamelin House & Genesee)(1)                   5.700       11/01/2035      2,040,472
------------------------------------------------------------------------------------------------------------------------------------
     165,000        Skagit Valley, WA College(1)                                              5.625       11/01/2017        165,206
------------------------------------------------------------------------------------------------------------------------------------
     140,000        Skagit Valley, WA College(1)                                              5.750       11/01/2023        140,057
------------------------------------------------------------------------------------------------------------------------------------
     500,000        Vancouver, WA Downtown Redevel. Authority (Conference Center)(1)          5.250       01/01/2028        312,555
------------------------------------------------------------------------------------------------------------------------------------
   1,800,000        Vancouver, WA Downtown Redevel. Authority (Conference Center)(1)          5.250       01/01/2034      1,050,966
------------------------------------------------------------------------------------------------------------------------------------
      55,000        Vancouver, WA Hsg. Authority(1)                                           5.500       03/01/2028         55,024
------------------------------------------------------------------------------------------------------------------------------------
   4,000,000        Vancouver, WA Hsg. Authority (Springbrook Village Apartments)(1)          5.000       03/01/2025      3,997,760
------------------------------------------------------------------------------------------------------------------------------------
  33,785,000        WA Health Care Facilities Authority (Catholic Health Initiatives)(2)      6.375       10/01/2036     35,460,556
------------------------------------------------------------------------------------------------------------------------------------
  15,000,000        WA Health Care Facilities Authority (Providence Health System-
                    Washington)(2)                                                            5.250       10/01/2033     14,969,850
------------------------------------------------------------------------------------------------------------------------------------
     115,000        WA Health Care Facilities Authority (Swedish Health System)(1)            5.125       11/15/2022        115,024
------------------------------------------------------------------------------------------------------------------------------------
      90,000        WA Health Care Facilities Authority (Yakima Valley Memorial Hospital
                    Assoc.)(1)                                                                5.250       12/01/2020         87,254
------------------------------------------------------------------------------------------------------------------------------------
     145,000        WA Health Care Facilities Authority (Yakima Valley Memorial Hospital
                    Assoc.)(1)                                                                5.375       12/01/2027        129,798
------------------------------------------------------------------------------------------------------------------------------------
      10,000        WA HFC (Nickerson Area Properties)(1)                                     5.250       01/01/2023          8,619
------------------------------------------------------------------------------------------------------------------------------------
      25,000        WA Tobacco Settlement Authority (TASC)(1)                                 6.625       06/01/2032         24,844
------------------------------------------------------------------------------------------------------------------------------------
      80,000        White Salmon, WA Water & Sewer(1)                                         6.000       07/01/2015         80,167
                                                                                                                        -----------
                                                                                                                         62,878,497

35 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

 PRINCIPAL
   AMOUNT                                                   COUPON        MATURITY         VALUE
-----------------------------------------------------------------------------------------------------
WEST VIRGINIA--0.1%
$   50,000  Pleasants County, WV Pollution Control
            (Monongahela Power Company)(1)                    6.150%     05/01/2015   $       50,075
-----------------------------------------------------------------------------------------------------
   500,000  Wheeling, WV Tax Increment
            (Stone Building Renovation)(1)                    5.200      06/01/2025          395,515
-----------------------------------------------------------------------------------------------------
 1,500,000  Wheeling, WV Tax Increment
            (Stone Building Renovation)(1)                    5.500      06/01/2033        1,109,085
                                                                                      --------------
                                                                                           1,554,675

WISCONSIN--0.8%
 1,750,000  Sokaogon, WI Chippewa Community (Gaming)(3)       7.000      01/01/2026        1,003,485
-----------------------------------------------------------------------------------------------------
 5,000,000  WI GO(1)                                          6.000      05/01/2036        5,382,900
-----------------------------------------------------------------------------------------------------
   350,000  WI H&EFA (Beloit College)(1)                      6.125      06/01/2035          325,682
-----------------------------------------------------------------------------------------------------
   350,000  WI H&EFA (Beloit College)(1)                      6.125      06/01/2039          322,833
-----------------------------------------------------------------------------------------------------
     5,000  WI H&EFA (Froedert & Community)(1)                5.375      10/01/2030            5,004
-----------------------------------------------------------------------------------------------------
   280,000  WI H&EFA (Kenosha Hospital & Medical Center)(1)   5.625      05/15/2029          278,580
-----------------------------------------------------------------------------------------------------
    25,000  WI H&EFA (Marshfield Clinic)(1)                   6.000      02/15/2025           25,062
-----------------------------------------------------------------------------------------------------
 2,140,000  WI H&EFA (Richland Hospital)(1)                   5.375      06/01/2028        1,714,054
-----------------------------------------------------------------------------------------------------
 7,760,000  WI H&EFA (SSM Health Care Corp.)(1)               5.250      06/01/2034        7,220,292
                                                                                      --------------
                                                                                          16,277,892
                                                                                      --------------
Total Municipal Bonds and Notes (Cost $2,893,503,138)                                  2,338,881,348
-----------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--0.0%
    97,124  Delta Air Lines, Inc., Sr. Unsec. Nts.(1,10)
            (Cost $96,153)                                    8.000      12/01/2015           91,488
-----------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $2,893,599,291)-116.7%                               2,338,972,836
-----------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS-(16.7)                                            (334,025,532)
                                                                                      --------------
NET ASSETS-100.0%                                                                     $2,004,947,304
                                                                                      ==============

Footnotes to Statement of Investments

----------
* April 29, 2011 represents the last business day of the Fund's quarterly period. See accompanying Notes.

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently transferred to a trust. See accompanying Notes.

3. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.

4.   Zero coupon bond reflects effective yield on the date of purchase.

5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

6. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the original contractual interest rate.

7. Subject to a forbearance agreement. Rate shown is current rate. See accompanying Notes.

8. Restricted security. The aggregate value of restricted securities as of April 29, 2011 was $596,182, which represents 0.03% of the Fund's net assets. See accompanying Notes. Information concerning restricted securities is as follows:

36 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

                                          ACQUISITION                      UNREALIZED
SECURITY                                     DATES       COST    VALUE    APPRECIATION
---------------------------------------------------------------------------------------
IL Finance Authority (Monarch Landing)          6/11/09  $   -  $     21  $          21
IL Finance Authority (Monarch Landing)          6/11/09      -        36             36
IL Finance Authority (Sedgebrook)               6/11/09      -    94,125         94,125
IL Finance Authority (Sedgebrook)        5/5/09-6/12/09      -   251,000        251,000
IL Finance Authority (Sedgebrook)       6/11/09-6/12/09      -   251,000        251,000
                                                         ------------------------------
                                                         $   -  $596,182  $     596,182
                                                         ==============================

9. Represents the current interest rate for a variable or increasing rate security.

10. Received as a result of a corporate action.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of April 29, 2011 based on valuation input level:

                                                                     LEVEL 3-
                               LEVEL 1-            LEVEL 2-         SIGNIFICANT
                             UNADJUSTED      OTHER SIGNIFICANT     UNOBSERVABL
                           QUOTED PRICES     OBSERVABLE INPUTS        INPUTS          VALUE
----------------------------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
Alabama                   $            -    $       22,217,718    $          -    $ 22,217,718
Alaska                                 -            35,178,764               -      35,178,764
Arizona                                -            77,779,891               -      77,779,891
Arkansas                               -             2,031,145               -       2,031,145
California                             -           406,421,792               -     406,421,792
Colorado                               -            40,010,032               -      40,010,032
Connecticut                            -             5,545,468               -       5,545,468
Delaware                               -             5,319,385               -       5,319,385
District of Columbia                   -             7,251,105               -       7,251,105
Florida                                -           346,210,357               -     346,210,357
Georgia                                -            39,541,517               -      39,541,517
Hawaii                                 -               813,105               -         813,105
Idaho                                  -             6,270,642               -       6,270,642
Illinois                               -           259,282,500         596,182     259,878,682
Indiana                                -            33,249,295               -      33,249,295
Iowa                                   -            50,725,529               -      50,725,529
Kansas                                 -             3,611,124               -       3,611,124
Kentucky                               -               202,022              10         202,032
Louisiana                              -            48,047,163               -      48,047,163
Maryland                               -             7,930,696               -       7,930,696
Massachusetts                          -             2,479,662               -       2,479,662
Michigan                               -            46,717,632               -      46,717,632
Minnesota                              -            12,484,230               -      12,484,230

37 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

                                                                       LEVEL 3-
                                LEVEL 1-            LEVEL 2-         SIGNIFICANT
                               UNADJUSTED      OTHER SIGNIFICANT     UNOBSERVABL
                             QUOTED PRICES     OBSERVABLE INPUTS        INPUTS           VALUE
---------------------------------------------------------------------------------------------------
Mississippi                               -             5,011,525               -         5,011,525
Missouri                                  -            71,001,593               -        71,001,593
Montana                                   -             7,490,655               -         7,490,655
Nebraska                                  -             5,309,117               -         5,309,117
Nevada                                    -            64,921,026               -        64,921,026
New Hampshire                             -            59,581,746               -        59,581,746
New Jersey                                -            52,732,281               -        52,732,281
New Mexico                                -            12,367,814               -        12,367,814
New York                                  -            79,217,798               -        79,217,798
North Carolina                            -             4,565,765               -         4,565,765
North Dakota                              -                40,104               -            40,104
Ohio                                      -           111,643,535               -       111,643,535
Oklahoma                                  -             7,824,785               -         7,824,785
Oregon                                    -               957,872               -           957,872
Pennsylvania                              -            22,637,546               -        22,637,546
Rhode Island                              -             5,881,658               -         5,881,658
South Carolina                            -            25,591,669               -        25,591,669
South Dakota                              -                63,682               -            63,682
Tennessee                                 -               128,217               -           128,217
Texas                                     -           173,923,163       5,875,000       179,798,163
U.S. Possessions                          -            38,160,308               -        38,160,308
Utah                                      -             1,500,315               -         1,500,315
Vermont                                   -               809,827               -           809,827
Virginia                                  -            41,016,317               -        41,016,317
Washington                                -            62,878,497               -        62,878,497
West Virginia                             -             1,554,675               -         1,554,675
Wisconsin                                 -            16,277,892               -        16,277,892
Corporate Bonds and Notes                 -                91,488               -            91,488
                             ----------------------------------------------------------------------
Total Assets                 $            -    $    2,332,501,644    $  6,471,192    $2,338,972,836
                             ----------------------------------------------------------------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

AHF            American Housing Foundation
ARC            Assoc. of Retarded Citizens
AUS            Allegheny United Hospital
BCC            Bethesda Company Care, Inc.
BCCC           Botsford Continuing Care Corp.
BCG            Bethesda Care Givers
BGH            Botsford General Hospital
BHA            Bethesda Hospital Assoc.
BHC            Bethesda Home Care
BHM            Baptist Hospital of Miami
CDA            Communities Devel. Authority
CECS           Carden Elementary Charter School
CEMS           Community Emergency Medical Services
CFGH           Central Florida Group Homes
CHHC           Community Health & Home Care
COP            Certificates of Participation
DA             Dormitory Authority

38 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

DKH            Day Kimball Hospital
DRIVERS        Derivative Inverse Tax Exempt Receipts
E&HBFA         Educational Health Buildings Financing Agency
EDA            Economic Devel. Authority
EDC            Economic Devel. Corp.
EDFA           Economic Devel. Finance Authority
EF&CD          Environmental Facilities and Community Devel.
EICS           E-Institute Charter School
EMH            Elmhurst Memorial Hospital
EMHH           Elmhurst Memorial Home Health
EMHS           Elmhurst Memorial Health System
FHA            Federal Housing Agency/Authority
FHS            Freeman Health System
FNH            Freeman Neosho Hospital
FRS            Family Rehabilitation Services (Hancock Manor)
GO             General Obligation
H&EFA          Health and Educational Facilities Authority
H&EFB          Health and Educational Facilities Board
H&HEFA         Hospitals and Higher Education Facilities Authority
HDC            Housing Devel. Corp.
HE&HFA         Higher Education and Health Facilities Authority
HEFA           Higher Education Facilities Authority
HFA            Housing Finance Agency
HFC            Housing Finance Corp.
HFDC           Health Facilities Devel. Corp.
HNE            Healthnet of New England
HUHS           Hahnemann University Hospital System
IDA            Industrial Devel. Agency
MCP            Medical College Of Pennsylvania
M-S-R          Modesto Irrigation District of the City of Santa Clara and the City of Reddings
MTA            Metropolitan Transportation Authority
NYC            New York City
NYS            New York State
OHC            Oakwood Hospital Corp.
OLOLMC         Our Lady of Lake Medical Center
OLOLRMC        Our Lady of Lourdes Regional Medical Center
OPSU           Oklahoma Panhandle State University
OUH            Oakwood United Hospitals
PP             Professionals PRN, Inc.
ROLs           Residual Option Longs
SJHCN          St. Joseph Home Care Network
SJHE           St. Joseph Hospital of Eureka
SJHO           St. Joseph Hospital of Orange
SJHS           St. Joseph Health System
SMH            South Miami Hospital
SSNH           Sunny Slope Nursing Home
TASC           Tobacco Settlement Asset-Backed Bonds
TAT            The Academy of Tuscson
TC             Travis Corp. (People Care)
UC             United Care
UDC            Urban Devel. Corp.
VC             VinFen Corp.
VCS            VinFen Clinical Services
YMCA           Young Men's Christian Assoc.
ZHCC           Zieger Health Care Corp.

39 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

NOTES TO STATEMENT OF INVESTMENTS

QUARTERLY PERIOD. Since April 29, 2011 represents the last day during the Fund's quarterly period on which the New York Stock Exchange was open for trading, the Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

40 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $353,430,000 as of April 29, 2011.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At April 29, 2011, municipal bond holdings with a value of $542,583,545 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $353,430,000 in short-term floating rate notes issued and outstanding at that date.

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.

At April 29, 2011, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

 PRINCIPAL
  AMOUNT     INVERSE FLOATER(1)                                COUPON RATE (2)    MATURITY DATE        VALUE
----------------------------------------------------------------------------------------------------------------
$ 2,000,000  AK HFC ROLs                                               17.938%          12/1/33      $ 1,903,600
  5,000,000  CA Dept. of Veterans Affairs Home Purchase
             ROLs(3)                                                   11.938           12/1/23        4,729,400
  6,670,000  CA Health Facilities Financing Authority
             (Sutter Health/California Pacific Medical
             Center Obligated                                          14.051          11/15/46        4,390,194
  5,000,000  CA Health Facilities Financing Authority ROLs(3)          20.699            7/1/39        3,831,600
  3,000,000  Chicago, IL Park District (Harbor Facilities)
             DRIVERS(3)                                                 9.678            1/1/37        3,008,580
  5,000,000  Chicago, IL Park District (Harbor Facilities)
             DRIVERS(3)                                                 9.678            1/1/40        4,999,200
  3,750,000  Clark County, NV Airport ROLs(3)                          20.249            7/1/42        3,911,850
  5,000,000  Clark County, NV Water Reclamation District
             DRIVERS                                                   18.438            7/1/38        5,324,000

41 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

 PRINCIPAL
  AMOUNT     INVERSE FLOATER(1)                                COUPON RATE (2)    MATURITY DATE        VALUE
----------------------------------------------------------------------------------------------------------------
 10,000,000  East Bay, CA Municipal Utility District (Water
             System) ROLs(3)                                            9.359            6/1/36       10,313,000
  3,480,000  FL COP (Dept. of Management Services) DRIVERS             14.043            8/1/28        3,782,029
  4,000,000  Greater Orlando, FL Aviation Authority ROLs(3)            17.658           10/1/32        3,771,840
  4,000,000  Houston, TX Airport System ROLs(3)                        19.686            7/1/39        4,235,200
  5,000,000  IL Finance Authority (Northwestern Memorial
             Hospital) DRIVERS                                         21.471           8/15/39        5,751,200
  3,750,000  IL Finance Authority ROLs                                 18.372           5/15/29        3,158,100
 12,500,000  IL Metropolitan Pier & Exposition Authority
             ROLs(3)                                                    9.816           6/15/50        9,870,750
  7,500,000  IL Metropolitan Pier & Exposition Authority
             ROLs(3)                                                   10.363           6/15/50        6,489,450
  3,650,000  MI Hospital Finance Authority ROLs(3)                     21.620           12/1/23        5,052,184
  7,500,000  Miami-Dade County, FL Aviation (Miami
             International Airport) DRIVERS                             9.072           10/1/41        6,779,700
 11,000,000  NH H&EFA (LRG Healthcare) DRIVERS                         10.183           10/1/34       11,094,600
  5,250,000  NH H&EFA ROLs(3)                                          25.739            4/1/38        7,937,790
  3,000,000  North Central Texas HFDC (Children's Medical
             Center) DRIVERS                                           20.460           8/15/39        3,069,600
  4,920,000  NYC GO DRIVERS                                            18.930            4/1/36        5,429,318
 10,000,000  NYC Municipal Water Finance Authority ROLs(3)              9.359           6/15/36       10,111,000
  2,500,000  Orange County, FL School Board ROLs(3)                    19.386            8/1/34        2,598,100
  3,100,000  Pima County, AZ IDA (Metro Police Facility)
             DRIVERS                                                   18.734            7/1/39        3,018,904
  4,000,000  Tarrant County, TX Cultural Education
             Facilities Finance Corp. ROLs(3)                          22.277          11/15/29        5,078,080
 22,000,000  TX Municipal Gas Acquisition & Supply Corp.
             ROLs(3)                                                   12.169          12/15/26       23,433,300
  2,625,000  University of California (Regents Medical
             Center) DRIVERS                                           17.427           5/15/37        2,348,850
  3,000,000  University of Illinois (Auxiliary Facilities
             Systems) DRIVERS                                          20.460            4/1/38        3,321,720
  7,500,000  WA Austin Trust Various States Inverse
             Certificates                                               9.669           10/1/33        7,469,850
 11,265,000  WA Health Care Facilities Authority (Catholic
             Health Initiatives)(3)                                    17.450           10/1/36       12,940,556
                                                                                                     ------------
                                                                                                     $189,153,545
                                                                                                     ============

----------
1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

3.   Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of April 29, 2011, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $209,970,000.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of April 29, 2011 is as follows:

Cost                                    $  179,522,842
Market Value                            $   69,077,456
Market Value as a % of Net Assets                 3.45%

42 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. As of April 29, 2011, securities with an aggregate market value of $1,786,125, representing 0.09% of the Fund's net assets, were subject to these forbearance agreements.

RESTRICTED SECURITIES

As of April 29, 2011, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 29, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities         $2,574,190,062(1)
                                       ==============

Gross unrealized appreciation          $   56,254,356
Gross unrealized depreciation            (643,930,196)
                                       --------------
Net unrealized depreciation            $ (587,675,840)
                                       ==============

----------
1. The Federal tax cost of securities does not include cost of $352,458,614, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

43 | OPPENHEIMER AMT-FREE MUNICIPALS

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 04/29/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
         (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer AMT-Free Municipals

By: /s/ William F. Glavin, Jr.
    --------------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer
Date: 06/10/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William F. Glavin, Jr.
    --------------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer
Date: 06/10/2011

By: /s/ Brian W. Wixted
    --------------------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 06/10/2011